UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21108

Pioneer Series Trust X
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Dynamic
Credit Fund

NQ | June 30, 2018

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

	Shares		Value
		UNAFFILIATED ISSUERS - 91.7%
		COMMON STOCK - 0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	3,071^(a)	Liberty Tire Recycling LLC	$31
		Total Capital Goods	$31
		TOTAL COMMON STOCK
		(Cost $31)	$31
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 3.3% of Net Assets
		BANKS - 3.3%
		Thrifts & Mortgage Finance - 3.3%
	1,200,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	$1,254,570
	499,993	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	500,027
	408,515	Conn Funding II LLC, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	410,799
	680,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	657,777
	1,800,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	1,721,812
	135,502(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	52,259
	175,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	173,985
	710,500	Navitas Equipment Receivables LLC, Series 2015-1, Class D, 5.75%, 7/15/21 (144A)	709,064
	750,000(c)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class C, 4.072% (3 Month USD LIBOR + 185 bps), 4/15/26 (144A)	744,007
	750,000(c)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 6.172% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	741,071
	1,500,000(c)	Progress Residential Trust, Series 2016-SFR1, Class F, 7.085% (1 Month USD LIBOR + 500 bps), 9/17/33 (144A)	1,514,988
	1,266,789	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.8%, 9/20/48 (144A)	1,244,717
		Total Banks	$9,725,076
		TOTAL ASSET BACKED SECURITIES
		(Cost $9,932,541)	$9,725,076
		COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6% of Net Assets
		BANKS - 5.5%
		Thrifts & Mortgage Finance - 5.5%
	40,442(b)	Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 3.611%, 10/25/33	$41,762
	72,192(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	71,922
	500,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	339,048
	400,000	Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 4.509%, 9/10/31 (144A)	395,165
	490,000(b)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 6.015%, 5/15/46	489,367
	500,000(b)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.736%, 11/15/48	446,349
	249,333(b)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B2, 5.5%, 6/25/33	3
	890,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2B1, 7.591% (1 Month USD LIBOR + 550 bps), 9/25/29	1,017,633
	1,500,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 4.291% (1 Month USD LIBOR + 220 bps), 1/25/30	1,526,323
	655,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 1B1, 6.241% (1 Month USD LIBOR + 415 bps), 2/25/30	689,209
	750,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 5.841% (1 Month USD LIBOR + 375 bps), 10/25/30	746,782
	213,138	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	77,850
	84,162	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	2,607
	298,633	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	266,550
	63,605	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	4,999
	570,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	406,789
	365,109(c)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.342% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	366,614
	1,850,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 8.298% (1 Month USD LIBOR + 622 bps), 10/15/19 (144A)	1,856,829
	800,000(b)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 5.044%, 1/15/47 (144A)	751,457
	300,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.223%, 12/15/49 (144A)	239,069
	460,792(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.0% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	457,912
	300,000(b)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	237,482
	500,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	405,866
	1,400,000(c)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class CR2, 3.684% (3 Month USD LIBOR + 170 bps), 1/25/31 (144A)	1,399,215
	1,525,000(c)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.685% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	1,540,668
	1,000,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,013,074
	900,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	911,069
	750,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	597,395
	200,000(b)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.553%, 3/15/48 (144A)	182,171
		Total Banks	$16,481,179
	Principal
	Amount
	USD ($)		Value
		GOVERNMENT - 0.1%
		Government - 0.1%
	159,151(c)	FREMF Mortgage Trust, Series 2015-KLSF, Class B, 6.401% (1 Month USD LIBOR + 440 bps), 11/25/22 (144A)	$165,247
		Total Government	$165,247
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $17,096,927)	$16,646,426
		CORPORATE BONDS - 46.7% of Net Assets
		BANKS - 5.7%
		Diversified Banks - 5.7%
EUR	1,000,000(b)(d)	Banco Bilbao Vizcaya Argentaria SA, 8.875% (5 Year EUR Swap Rate + 918 bps)	$1,306,872
	1,445,000(b)(d)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	1,526,281
	2,605,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	2,718,969
	2,640,000	BPCE SA, 4.875%, 4/1/26 (144A)	2,618,580
EUR	1,200,000(b)(d)	Cooperatieve Rabobank UA, 6.625% (5 Year EUR Swap Rate + 670 bps)	1,573,430
	2,685,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	2,597,200
	1,700,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,806,675
	1,450,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,475,375
	1,400,000(b)(d)	Swedbank AB, 6.0% (5 Year USD Swap Rate + 411 bps)	1,393,000
		Total Banks	$17,016,382
		CAPITAL GOODS - 1.5%
		Building Products - 0.7%
	2,170,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	$2,142,875
		Trading Companies & Distributors - 0.8%
	2,425,000	United Rentals North America, Inc., 4.625%, 10/15/25	$2,309,813
		Total Capital Goods	$4,452,688
		COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
		Environmental & Facilities Services - 0.4%
	1,035,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$1,055,700
		Security & Alarm Services - 0.8%
	2,579,000	Brink's Co., 4.625%, 10/15/27 (144A)	$2,411,365
		Total Commercial & Professional Services	$3,467,065
		COMMERCIAL SERVICES & SUPPLIES - 0.8%
		Diversified Support Services - 0.8%
	2,430,000	Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (144A)	$2,357,100
		Total Commercial Services & Supplies	$2,357,100
		CONSUMER DURABLES & APPAREL - 1.6%
		Homebuilding - 1.6%
	765,000	DR Horton, Inc., 5.75%, 8/15/23	$826,047
	2,190,000	KB Home, 7.0%, 12/15/21	2,299,500
	1,650,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,641,750
		Total Consumer Durables & Apparel	$4,767,297
		DIVERSIFIED FINANCIALS - 4.9%
		Consumer Finance - 0.4%
INR	80,340,000	International Finance Corp., 6.3%, 11/25/24	$1,091,619
		Diversified Capital Markets - 1.7%
	1,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,557,750
	1,955,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	1,990,679
	1,600,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,568,000
			$5,116,429
		Investment Banking & Brokerage - 0.8%
	2,290,000	UBS AG, 7.625%, 8/17/22	$2,527,931
		Other Diversified Financial Services - 0.4%
	1,000,000^(e)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	$1,182,944
		Specialized Finance - 1.6%
	695,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$726,737
	890,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	887,775
	1,425,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	1,414,312
	1,715,000	Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)	1,697,867
			$4,726,691
		Total Diversified Financials	$14,645,614
		ENERGY - 8.1%
		Integrated Oil & Gas - 0.5%
	1,528,000	Neptune Energy Bondco PLC, 6.625%, 5/15/25 (144A)	$1,487,890
		Oil & Gas Drilling - 0.5%
	1,500,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	$1,511,250
		Oil & Gas Exploration & Production - 0.7%
	1,970,000	Oasis Petroleum, Inc., 6.25%, 5/1/26 (144A)	$1,989,700
		Oil & Gas Refining & Marketing - 0.9%
	2,940,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	$2,717,184
		Oil & Gas Storage & Transportation - 5.5%
	2,290,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	$2,381,600
	2,500,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	2,438,625
	2,690,000	Energy Transfer Equity LP, 5.5%, 6/1/27	2,690,000
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Storage & Transportation - (continued)
	1,060,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	$999,050
	1,650,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	1,666,500
	1,450,000	ONEOK, Inc., 6.875%, 9/30/28	1,694,981
	2,525,000	Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 (144A)	2,424,000
	2,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26 (144A)	2,216,500
			$16,511,256
		Total Energy	$24,217,280
		FOOD, BEVERAGE & TOBACCO - 3.4%
		Brewers - 0.7%
	2,020,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,992,159
		Packaged Foods & Meats - 2.2%
	2,450,000	Aramark Services, Inc., 5.0%, 2/1/28 (144A)	$2,339,750
	2,750,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,550,625
	1,690,000	Post Holdings, Inc., 5.5%, 3/1/25 (144A)	1,649,863
			$6,540,238
		Tobacco - 0.5%
	1,515,000	Reynolds American, Inc., 4.85%, 9/15/23	$1,574,752
		Total Food, Beverage & Tobacco	$10,107,149
		HEALTH CARE EQUIPMENT & SERVICES - 3.3%
		Health Care Facilities - 1.1%
	1,740,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	$1,864,427
	1,225,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,288,547
			$3,152,974
		Health Care Technology - 0.7%
	2,150,000	IQVIA, Inc., 5.0%, 10/15/26 (144A)	$2,093,563
		Managed Health Care - 1.5%
	2,450,000	Centene Corp., 4.75%, 1/15/25	$2,437,750
	2,050,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	2,039,750
			$4,477,500
		Total Health Care Equipment & Services	$9,724,037
		INSURANCE - 3.8%
		Multi-line Insurance - 0.9%
	2,500,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	$2,525,267
	100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	138,588
			$2,663,855
		Reinsurance - 2.9%
	500,000+(f)(g)	Arlington Re 2015, Variable Rate Notes, 8/1/18	$24,300
	38,649+(f)(g)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	39,596
	250,000+(f)(g)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	264,200
	1,500,000+(f)(g)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	4,800
	500,000+(f)(g)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	13,500
	500,000+(f)(g)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	127,100
	250,000+(f)(g)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	258,825
	250,000+(f)(g)	Cypress Re 2017, Variable Rate Notes, 1/10/19	114,400
	62,500+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	36,431
	80,438+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	46,196
	500,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	522,650
	400,000(c)	Galilei Re, 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	400,920
	250,000(c)	Galilei Re, 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	251,350
	250,000(c)	Galilei Re, 9.928% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	249,450
	1,500,000+(f)(g)	Harambee Re 2018, Variable Rate Notes, 12/31/21	1,516,200
	250,000(c)	Kilimanjaro II Re, 11.691% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A) (Cat Bond)	249,525
	250,000+(f)(g)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	248,225
	250,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	232,850
	2,000,000+(f)(g)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	3,600
	2,000,000+(f)(g)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	9,800
	1,000,000+(f)(g)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	7,130
	1,000,000+(f)(g)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	5,460
	700,000+(f)(g)	Prestwick Re 2015-1, Variable Rate Notes, 7/1/19	11,900
	250,000(c)	Residential Reinsurance 2016, 7.115% (3 Month Treasury Bill + 520 bps), 12/6/20 (144A) (Cat Bond)	248,350
	250,000(c)	Residential Reinsurance 2017, 7.455% (3 Month Treasury Bill + 554 bps), 12/6/21 (144A) (Cat Bond)	249,675
	250,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	250,000
	250,000+(f)(g)	Resilience Re, Variable Rate Notes, 12/31/19	113,750
	500,000+(f)(g)	Silverton Re, Variable Rate Notes, 9/17/18 (144A)	2,600
	217,248+(f)(g)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	238,625
	250,000+(f)(g)	Thopas Re 2018, Variable Rates Notes, 12/31/21	262,500
	250,000(c)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	250,225
	250,000(c)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	249,750
	250,000(c)	Ursa Re, 4.0% (3 Month Treasury Bill + 400 bps), 12/10/20 (144A) (Cat Bond)	250,825
	250,000(c)	Ursa Re, 5.25% (3 Month Treasury Bill + 525 bps), 12/10/20 (144A) (Cat Bond)	251,750
	1,250,000+(f)(g)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	9,625
	1,500,000+(f)(g)	Versutus Re 2017, Variable Rate Notes, 11/30/21	37,200
	1,500,000+(f)(g)	Versutus Re 2018, Variable Rate Notes, 12/31/21	1,528,650
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	250,000+(f)(g)	Viribus Re 2018, Variable Rate Notes, 12/31/21	$262,325
			$8,844,258
		Total Insurance	$11,508,113
		MATERIALS - 1.9%
		Metal & Glass Containers - 0.6%
	1,835,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 (144A)	$1,814,356
		Steel - 1.3%
	2,010,000	ArcelorMittal, 5.5%, 3/1/21	$2,094,420
	1,825,000	Commercial Metals Co., 4.875%, 5/15/23	1,784,485
			$3,878,905
		Total Materials	$5,693,261
		MEDIA - 3.7%
		Broadcasting - 0.5%
	1,525,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	$1,478,792
		Cable & Satellite - 3.2%
	2,105,000	Altice US Finance I Corp., 5.5%, 5/15/26 (144A)	$2,031,325
	2,255,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,114,063
	2,466,000	Time Warner Cable LLC, 4.125%, 2/15/21	2,478,552
	2,800,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	2,866,500
			$9,490,440
		Total Media	$10,969,232
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
		Pharmaceuticals - 0.7%
	900,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	$931,500
	1,250,000	Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)	1,310,563
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,242,063
		SOFTWARE & SERVICES - 0.8%
		IT Consulting & Other Services - 0.8%
	2,375,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21 (144A)	$2,409,728
		Total Software & Services	$2,409,728
		TELECOMMUNICATION SERVICES - 2.5%
		Integrated Telecommunication Services - 1.3%
	2,820,000	Level 3 Financing, Inc., 5.375%, 5/1/25	$2,714,250
	1,175,000	Verizon Communications, Inc., 2.625%, 2/21/20	1,171,132
			$3,885,382
		Wireless Telecommunication Services - 1.2%
	1,200,000	Sprint Communications, Inc., 7.0%, 8/15/20	$1,242,000
	1,600,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25 (144A)	1,587,680
	300,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	297,788
	400,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	413,953
			$3,541,421
		Total Telecommunication Services	$7,426,803
		TRANSPORTATION - 0.1%
		Airlines - 0.1%
	400,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$412,500
		Total Transportation	$412,500
		UTILITIES - 2.7%
		Electric Utilities - 0.4%
	1,380,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	$1,331,700
		Gas Utilities - 1.3%
	2,715,000	DCP Midstream Operating LP, 3.875%, 3/15/23	$2,623,369
	1,250,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	1,146,875
			$3,770,244
		Independent Power Producers & Energy Traders - 1.0%
	1,600,000	Calpine Corp., 5.75%, 1/15/25	$1,463,000
	1,450,000	NRG Energy, Inc., 6.625%, 1/15/27	1,489,875
			$2,952,875
		Total Utilities	$8,054,819
		TOTAL CORPORATE BONDS
		(Cost $141,488,900)	$139,471,131
		MUNICIPAL BONDS - 0.6% of Net Assets(h)
		Municipal General - 0.1%
	75,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	$77,395
	125,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	127,979
			$205,374
		Municipal Higher Education - 0.0%†
	130,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	$171,544
		Municipal Medical - 0.1%
	200,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$205,592
		Municipal Obligation - 0.3%
	825,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	$866,852
		Municipal School District - 0.0%†
	95,000(i)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	$103,075
	Principal
	Amount
	USD ($)		Value
		Municipal Transportation - 0.0%†
	105,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	$120,733
		Municipal Water - 0.1%
	110,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$116,447
	110,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	115,640
			$232,087
		TOTAL MUNICIPAL BONDS
		(Cost $1,969,255)	$1,905,257
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 11.5% of Net Assets*(c)
		AUTOMOBILES & COMPONENTS - 0.5%
		Auto Parts & Equipment - 0.5%
	208,672(j)	Energy Acquisition LP, Initial Term Loan, 6/26/25	$207,629
	372,281	Federal-Mogul Corp., Tranche C Term Loan, 5.825% (LIBOR + 375 bps), 4/15/21	373,522
	889,475	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.813% (LIBOR + 275 bps), 3/7/24	887,251
		Total Automobiles & Components	$1,468,402
		CAPITAL GOODS - 1.5%
		Aerospace & Defense - 0.5%
	744,260	DAE Aviation Holdings, Inc., Initial Term Loan, 5.84% (LIBOR + 375 bps), 7/7/22	$746,865
	746,937	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.854% (LIBOR + 275 bps), 10/4/24	745,070
			$1,491,935
		Building Products - 0.3%
	891,801	Builders FirstSource, Inc., Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 2/29/24	$893,314
		Industrial Conglomerates - 0.2%
	505,422	Filtration Group Corp., Initial Dollar Term Loan, 5.094% (LIBOR + 300 bps), 3/29/25	$506,422
		Industrial Machinery - 0.1%
	443,428	NN, Inc., Tranche B Term Loan, 5.844% (LIBOR + 375 bps), 10/19/22	$443,428
		Trading Companies & Distributors - 0.4%
	299,250	Beacon Roofing Supply, Inc., Initial Term Loan, 4.28% (LIBOR + 225 bps), 1/2/25	$298,175
	1,001,478	Univar USA, Inc., Term B-3 Loan, 4.594% (LIBOR + 250 bps), 7/1/24	1,000,852
			$1,299,027
		Total Capital Goods	$4,634,126
		COMMERCIAL SERVICES & SUPPLIES - 0.7%
		Diversified Support Services - 0.4%
	1,140,098	KAR Auction Services, Inc., Tranche B-4 Term Loan, 4.375% (LIBOR + 225 bps), 3/11/21	$1,145,086
		Environmental & Facilities Services - 0.3%
	992,500	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.344% (LIBOR + 325 bps), 8/30/24	$990,484
		Total Commercial Services & Supplies	$2,135,570
		CONSUMER DURABLES & APPAREL - 0.2%
		Leisure Products - 0.2%
	494,978	Bombardier Recreational Products, Inc., Term B Loan, 4.09% (LIBOR + 200 bps), 5/23/25	$491,884
		Total Consumer Durables & Apparel	$491,884
		CONSUMER SERVICES - 2.1%
		Casinos & Gaming - 0.2%
	494,871	Eldorado Resorts, Inc., Term Loan, 4.375% (LIBOR + 225 bps), 4/17/24	$496,263
		Education Services - 0.5%
	1,502,720	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.094% (LIBOR + 400 bps), 5/4/22	$1,472,129
		Leisure Facilities - 0.3%
	891,397	Fitness International LLC, Term B Loan, 5.48% (LIBOR + 325 bps), 4/18/25	$894,851
		Specialized Consumer Services - 1.1%
	1,979,747	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.844% (LIBOR + 375 bps), 7/28/22	$1,953,267
	990,000	Constellis Holdings LLC, First Lien Term B Loan, 7.334% (LIBOR + 500 bps), 4/21/24	995,569
	492,481	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.084% (LIBOR + 375 bps), 8/12/22	493,559
			$3,442,395
		Total Consumer Services	$6,305,638
		DIVERSIFIED FINANCIALS - 0.5%
		Diversified Capital Markets - 0.2%
	500,000	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.102% (LIBOR + 200 bps), 3/18/24	$500,875
		Specialized Finance - 0.3%
	986,548	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.094% (LIBOR + 200 bps), 8/4/23	$980,925
		Total Diversified Financials	$1,481,800
		ENERGY - 0.3%
		Oil & Gas Exploration & Production - 0.3%
	800,000	Chesapeake Energy Corp., Term Loan, Class A, 9.594% (LIBOR + 750 bps), 8/23/21	$838,500
		Total Energy	$838,500
		FOOD & STAPLES RETAILING - 0.2%
		Food Retail - 0.2%
	616,564	Albertson's LLC, 2017-1 Term B-6 Loan, 5.319% (LIBOR + 300 bps), 6/22/23	$611,105
		Total Food & Staples Retailing	$611,105
	Principal
	Amount
	USD ($)		Value
		HEALTH CARE EQUIPMENT & SERVICES - 0.5%
		Health Care Facilities - 0.5%
	483,084	Acadia Healthcare Co., Inc., Tranche B-3 Term Loan, 4.594% (LIBOR + 250 bps), 2/11/22	$484,744
	488,985	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.557% (LIBOR + 325 bps), 1/27/21	478,034
	550,000	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.74% (LIBOR + 275 bps), 6/1/22	550,917
	19,997	Select Medical Corp., Tranche B Term Loan, 4.801% (LIBOR + 275 bps/PRIME + 175 bps), 3/1/21	19,972
			$1,533,667
		Total Health Care Equipment & Services	$1,533,667
		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
		Household Products - 0.4%
	992,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.594% (LIBOR + 350 bps), 9/26/24	$933,364
	300,000(j)	Energizer Holdings, Inc., Term Loan B, 6/20/25	300,375
		Total Household & Personal Products	$1,233,739
		INSURANCE - 0.3%
		Property & Casualty Insurance - 0.3%
	992,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.334% (LIBOR + 300 bps), 5/16/24	$987,910
		Total Insurance	$987,910
		MATERIALS - 0.1%
		Paper Packaging - 0.1%
	197,500	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	$198,759
		Total Materials	$198,759
		MEDIA - 0.6%
		Broadcasting - 0.2%
	496,250	E.W. Scripps Co. 2017 Term Loan, 4.094% (LIBOR + 200 bps), 10/2/24	$495,940
		Movies & Entertainment - 0.2%
	492,308	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.6% (LIBOR + 250 bps), 7/2/21	$493,846
		Publishing - 0.2%
	687,389	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.102% (LIBOR + 300 bps), 9/28/23	$686,530
		Total Media	$1,676,316
		REAL ESTATE - 0.3%
		Specialized REIT - 0.3%
	987,469	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.094% (LIBOR + 300 bps), 10/24/22	$945,620
		Total Real Estate	$945,620
		RETAILING - 0.5%
		Department Stores - 0.2%
	484,076	JC Penney Corp., Inc., Term Loan, 6.569% (LIBOR + 425 bps), 6/23/23	$462,777
		Specialty Stores - 0.3%
	995,000	Staples, Inc., Closing Date Term Loan, 6.358% (LIBOR + 400 bps), 9/12/24	$982,217
		Total Retailing	$1,444,994
		SOFTWARE & SERVICES - 1.9%
		Application Software - 0.6%
	992,500	Applied Systems, Inc., First Lien Initial Term Loan, 5.334% (LIBOR + 300 bps), 9/19/24	$995,059
	745,869	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.344% (LIBOR + 525 bps), 6/30/22	745,869
			$1,740,928
		Data Processing & Outsourced Services - 0.4%
	1,258,686	WEX, Inc., Term B-2 Loan, 4.344% (LIBOR + 225 bps), 6/30/23	$1,260,611
		Internet Software & Services - 0.3%
	990,000	Rackspace Hosting, Inc., First Lien Term B Loan, 5.363% (LIBOR + 300 bps), 11/3/23	$979,481
		IT Consulting & Other Services - 0.3%
	893,227	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 4.094% (LIBOR + 200 bps), 6/30/23	$896,354
		Systems Software - 0.3%
	680,060	Avast Holding BV, Refinancing Tranche B Term Loan, 4.834% (LIBOR + 250 bps), 9/29/23	$681,456
		Total Software & Services	$5,558,830
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Electronic Components - 0.2%
	493,622	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.983% (LIBOR + 475 bps), 3/31/22	$494,239
		Total Technology Hardware & Equipment	$494,239
		TELECOMMUNICATION SERVICES - 0.1%
		Integrated Telecommunication Services - 0.1%
	297,000	Numericable US LLC, USD TLB-11 Term Loan, 4.844% (LIBOR + 275 bps), 7/31/25	$292,298
		Total Telecommunication Services	$292,298
		TRANSPORTATION - 0.2%
		Marine - 0.2%
	442,615	Commercial Barge Line Co., Initial Term Loan, 10.844% (LIBOR + 875 bps), 11/12/20	$309,892
	468,750	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.33% (LIBOR + 500 bps), 9/14/20	469,483
		Total Transportation	$779,375
	Principal
	Amount
	USD ($)		Value
		UTILITIES - 0.4%
		Electric Utilities - 0.4%
	597,685	APLP Holdings, Ltd., Partnership, Term Loan, 5.094% (LIBOR + 300 bps), 4/13/23	$598,881
	571,365	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.844% (LIBOR + 375 bps), 10/2/23	571,722
		Total Utilities	$1,170,603
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $34,645,052)	$34,283,375
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.3% of Net Assets
	18,190,000(k)	U.S. Treasury Bills, 7/5/18	$18,187,484
	7,685,000(k)	U.S. Treasury Bills, 7/12/18	7,681,422
	3,000,000(k)	U.S. Treasury Bills, 7/19/18	2,997,538
	8,500,000	U.S. Treasury Bonds, 4.5%, 2/15/36	10,393,242
	21,500,000	U.S. Treasury Notes, 2.125%, 12/31/22	20,959,981
	9,600,000	U.S. Treasury Notes, 2.875%, 5/31/25	9,636,750
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $70,348,099)	$69,856,417
Number of
Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	EXCHANGE-TRADED PUT OPTIONS PURCHASED - 0.1%
400	Ishares IBOXX USD High Yield	Citigroup Global Markets, Inc.	$ 36,400	$ 82	9/21/2018	$28,600
65	S&P 500 Index	Citigroup Global Markets, Inc.	273,195	2,475	9/21/2018	123,500
45	S&P 500 Index	Citigroup Global Markets, Inc.	312,885	2,550	9/21/2018	112,950
						$265,050
	TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
	(Premium paid $622,480)	$265,050
	TOTAL OPTIONS PURCHASED
	(Premiums paid $622,480)	$265,050
Principal		Value
Amount
USD ($)
	TEMPORARY CASH INVESTMENTS - 0.6% of Net Assets
	REPURCHASE AGREEMENTS - 0.6%
600,000	$600,000 RBC Capital Markets LLC, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by
	$612,001 Federal National Mortgage Association, 4.0%, 10/1/45.	$600,000
1,195,000	$1,195,000 ScotiaBank, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by the following:
	$259,886 Freddie Mac Giant, 4.0%, 5/1/48
	$959,228 Federal National Mortgage Association, 3.5% - 4.0%, 12/1/47 - 2/1/48.	1,195,000
		$1,795,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $1,795,000)	$1,795,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 91.7%
	(Cost $277,898,285)	$273,947,763
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 4.9%
	CLOSED-END FUND - 4.9% of Net Assets
	INSURANCE - 4.9%
	Property & Casualty Insurance - 4.9%
1,504,300	Pioneer ILS Interval Fund(l)	$ –	$ –	$ 206,491	$14,591,711
	Total Insurance				$14,591,711
	TOTAL CLOSED-END FUND
	(Cost $15,100,000)				$14,591,711
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 4.9%
	(Cost $15,100,000)				$14,591,711
	OTHER ASSETS AND LIABILITIES - 1.8%				$10,002,312
	NET ASSETS - 100.0%				$298,541,786

BPS	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2018, the value of these securities amounted to $89,082,655, or 29.8% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At June 30, 2018, the value of these securities amounted to $2,651,820, or 0.9% of net assets.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2018.
(c)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2018.
(f)	Structured reinsurance investment. At June 30, 2018, the value of these securities amounted to $6,192,438, or 2.0% of net assets.
(g)	Rate to be determined.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after June 30, 2018, at which time the interest rate will be determined.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc. (the "Adviser").

FORWARD FOREIGN CURRENCY CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,466,068	GBP	(2,183,711)	Bank of New York	8/1/18	$(590)
NOK	18,412,000	EUR	(1,926,356)	Citibank NA	7/2/18	9,226
SEK	6,607,344	EUR	(633,079)	Citibank NA	8/1/18	(1,488)
NOK	18,412,000	EUR	(1,939,918)	JPMorgan Chase Bank NA	8/1/18	(8,815)
SEK	6,476,191	USD	(726,237)	JPMorgan Chase Bank NA	7/31/18	(2,171)
USD	2,230,148	EUR	(1,919,678)	JPMorgan Chase Bank NA	7/31/18	(14,409)
USD	1,183,600	INR	(81,954,843)	JPMorgan Chase Bank NA	9/28/18	(1,039)
EUR	2,486,779	GBP	(2,183,711)	State Street Bank & Trust Co.	7/2/18	21,258
SEK	6,607,344	EUR	(641,508)	State Street Bank & Trust Co.	7/2/18	(11,357)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(9,385)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
53	U.S. 10 Year Ultra Bond (CBT)	9/19/18	$6,755,016	$6,796,422	$41,406
TOTAL FUTURE CONTRACTS			$6,755,016	$6,796,422	$41,406

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)		Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Depreciation	Market Value
	5,791,500	Markit CDX North America High Yield Index Series 28	Receive	5.00%	6/20/22	$426,652	$(12,283)	$414,369
	5,800,000	Markit CDX North America High Yield Index Series 29	Receive	5.00%	12/20/22	393,104	(20,326)	372,778
	29,750,000	Markit CDX North America High Yield Index Series 30	Receive	5.00%	6/20/23	1,856,957	(62,452)	1,794,505
EUR	9,250,000	Markit iTraxx Europe Crossover	Receive	5.00%	6/20/22	1,195,509	(101,746)	1,093,763
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$3,872,222	$(196,807)	$3,675,415

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
7,500,000	Goldman Sachs International	French Republic Government Bond	Pay	0.25%	6/20/23	$21,073	$(13,487)	$7,586
7,500,000	Goldman Sachs International	Kingdom of Spain Government Bond	Pay	1.00%	6/20/23	(75,795)	(28,741)	(104,536)
3,750,000	Goldman Sachs International	Republic of South Africa Government Bond	Pay	1.00%	6/20/23	157,731	30,654	188,385
7,500,000	Goldman Sachs International	Portugal Republic Government Bond	Pay	1.00%	6/20/23	81,149	(62,915)	18,234
7,500,000	Goldman Sachs International	Republic of Italy Government International Bond	Pay	1.00%	6/20/23	571,690	(198,672)	373,018
3,750,000	Goldman Sachs International	Turkey Government International Bond	Pay	1.00%	6/20/23	289,230	23,976	313,206
6,100,000	Goldman Sachs International	Korea International Bond	Pay	1.00%	6/20/23	(144,749)	1,076	(143,673)
3,025,000	Goldman Sachs International	China Government International Bond	Pay	1.00%	6/20/23	(53,925)	8,963	(44,962)
3,025,000	Goldman Sachs International	Japan Government Twenty Year Bond	Pay	1.00%	6/20/23	(123,445)	15,619	(107,826)
3,750,000	Goldman Sachs International	Mexico Government International Bond	Pay	1.00%	6/20/23	87,997	(30,783)	57,214
3,750,000	Goldman Sachs International	Brazilian Government International Bond	Pay	1.00%	6/20/23	261,484	18,388	279,872
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION						$1,072,440	$(235,922)	$836,518

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,450,000	JPMorgan Chase Bank NA	Frontier Communications, Inc.	Receive	5.00%	6/20/19	$57,771	$(90,577)	$(32,806)
750,000	Citibank NA	JC Penney Corp., Inc.	Receive	5.00%	12/20/18	(22,500)	28,447	5,947
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$35,271	$(62,130)	$(26,859)
TOTAL SWAP CONTRACTS						$4,979,933	$(494,859)	$4,485,074

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receive Quarterly.
(3)	Pays Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro
GBP	-	Great Britain Pound
INR	-	Indian Rupee
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stock
Capital Goods
Industrial Machinery	$–	$–	$31	$31
Asset Backed Securities	–	9,725,076	–	9,725,076
Collateralized Mortgage Obligations	–	16,646,426	–	16,646,426
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	–	–	1,182,944	1,182,944
Insurance
Reinsurance	–	2,651,820	6,192,438	8,844,258
All Other Corporate Bonds	–	129,443,929	–	129,443,929
Municipal Bonds	–	1,905,257	–	1,905,257
Senior Secured Floating Rate Loan Interests	–	34,283,375	–	34,283,375
U.S. Government and Agency Obligations	–	69,856,417	–	69,856,417
Exchange-Traded Put Options Purchased	265,050	–	–	265,050
Repurchase Agreements	–	1,795,000	–	1,795,000
Closed-End Fund	–	14,591,711	–	14,591,711
Total Investments in Securities	$265,050	$280,899,011	$7,375,413	$288,539,474
Other Financial Instruments
Unrealized depreciation on forward foreign currency contracts	$–	$(9,385)	$–	$(9,385)
Unrealized appreciation on futures contracts	41,406	–	–	41,406
Swap contracts, at value	–	4,485,074	–	4,485,074
Total Other Financial Instruments	$41,406	$4,475,689	$–	$4,517,095

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Total
Balance as of 3/31/18	$31	$7,760,315	$7,760,346
Realized gain (loss)	-	(285,913)	(285,913)
Change in unrealized appreciation (depreciation)	-	(12,431)	(12,431)
Accrued discounts/premiums	-	968	968
Purchases	-	332,342	332,342
Sales	-	(419,899)	(419,899)
Transfer in to Level 3*	-	-	-
Transfers out of Level 3*	-	-	-
Balance as of 6/30/18	$31	$7,375,382	$7,375,413

*	Transfers are calculated on the beginning of period values. During three months ended June 30, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2018: $(61,634).

Pioneer Fundamental
Growth Fund

NQ | June 30, 2018

Ticker Symbols: Class A PIGFX Class C FUNCX Class K PFGKX Class R PFGRX Class Y FUNYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 98.7% of Net Assets
	CAPITAL GOODS - 7.3%
	Aerospace & Defense - 2.8%
910,997	Raytheon Co.	$175,986,400
	Building Products - 1.3%
2,104,387	Masco Corp.	$78,746,162
	Electrical Components & Equipment - 1.7%
1,532,546	Emerson Electric Co.	$105,960,230
	Industrial Machinery - 1.5%
680,243	Stanley Black & Decker, Inc.	$90,343,073
	Total Capital Goods	$451,035,865
	CONSUMER SERVICES - 0.8%
	Restaurants - 0.8%
1,064,773	Starbucks Corp.	$52,014,161
	Total Consumer Services	$52,014,161
	DIVERSIFIED FINANCIALS - 5.4%
	Investment Banking & Brokerage - 2.1%
2,496,586	Charles Schwab Corp.	$127,575,545
	Specialized Finance - 3.3%
2,768,439	Intercontinental Exchange, Inc.	$203,618,688
	Total Diversified Financials	$331,194,233
	ENERGY - 1.1%
	Oil & Gas Exploration & Production - 1.1%
2,914,752	Cabot Oil & Gas Corp.	$69,371,098
	Total Energy	$69,371,098
	FOOD & STAPLES RETAILING - 1.0%
	Hypermarkets & Super Centers - 1.0%
719,780	Walmart, Inc.	$61,649,157
	Total Food & Staples Retailing	$61,649,157
	FOOD, BEVERAGE & TOBACCO - 3.4%
	Soft Drinks - 3.4%
1,950,228	PepsiCo., Inc.	$212,321,322
	Total Food, Beverage & Tobacco	$212,321,322
	HEALTH CARE EQUIPMENT & SERVICES - 5.0%
	Health Care Equipment - 2.6%
425,561(a)	Edwards Lifesciences Corp.	$61,948,915
1,130,212	Medtronic Plc	96,757,449
		$158,706,364
	Health Care Services - 1.2%
426,528(a)	Laboratory Corp. of America Holdings	$76,574,572
	Health Care Supplies - 1.2%
322,944	Cooper Cos., Inc.	$76,037,165
	Total Health Care Equipment & Services	$311,318,101
	HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
	Household Products - 1.8%
1,672,039	Colgate-Palmolive Co.	$108,364,848
	Total Household & Personal Products	$108,364,848
	INSURANCE - 3.0%
	Insurance Brokers - 3.0%
2,263,860	Marsh & McLennan Cos., Inc.	$185,568,604
	Total Insurance	$185,568,604
	MATERIALS - 3.2%
	Specialty Chemicals - 3.2%
969,453	Ecolab, Inc.	$136,043,339
517,252	International Flavors & Fragrances, Inc.	64,118,558
	Total Materials	$200,161,897
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
	Biotechnology - 2.2%
1,924,210	Gilead Sciences, Inc.	$136,311,036
	Life Sciences Tools & Services - 3.2%
955,691	Thermo Fisher Scientific, Inc.	$197,961,834
	Pharmaceuticals - 4.4%
1,093,815	Johnson & Johnson	$132,723,512
1,665,603	Zoetis, Inc., (Class A)	141,892,720
		$274,616,232
	Total Pharmaceuticals, Biotechnology & Life Sciences	$608,889,102
	RETAILING - 13.6%
	Apparel Retail - 3.1%
2,245,730	Ross Stores, Inc.	$190,325,617
	Automotive Retail - 1.7%
381,436(a)	O'Reilly Automotive, Inc.	$104,349,447
	Home Improvement Retail - 4.8%
1,528,540	Home Depot, Inc.	$298,218,154
	Internet & Direct Marketing Retail - 3.2%
98,801(a)	Booking Holdings, Inc.	$200,278,519
Shares		Value
	Specialty Stores - 0.8%
601,568	Tractor Supply Co.	$46,013,936
	Total Retailing	$839,185,673
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
	Semiconductors - 2.0%
502,956	Broadcom, Inc.	$122,037,244
	Total Semiconductors & Semiconductor Equipment	$122,037,244
	SOFTWARE & SERVICES - 30.7%
	Application Software - 2.6%
659,064(a)	Adobe Systems, Inc.	$160,686,394
	Data Processing & Outsourced Services - 7.2%
1,559,122	Mastercard, Inc., (Class A)	$306,398,655
1,688,970(a)	PayPal Holdings, Inc.	140,640,532
		$447,039,187
	Home Entertainment Software - 2.0%
865,896(a)	Electronic Arts, Inc.	$122,108,654
	Internet Software & Services - 5.8%
322,381(a)	Alphabet, Inc., (Class C)	$359,664,363
	IT Consulting & Other Services - 5.2%
1,159,278	Accenture Plc, (Class A)	$189,646,288
1,664,757	Cognizant Technology Solutions Corp., (Class A)	131,499,155
		$321,145,443
	Systems Software - 7.9%
4,949,741	Microsoft Corp.	$488,093,960
	Total Software & Services	$1,898,738,001
	TECHNOLOGY HARDWARE & EQUIPMENT - 10.6%
	Electronic Components - 1.0%
743,242	Amphenol Corp., (Class A)	$64,773,540
	Technology Distributors - 1.8%
1,366,734	CDW Corp.	$110,418,440
	Technology Hardware, Storage & Peripherals - 7.8%
2,605,168	Apple, Inc.	$482,242,649
	Total Technology Hardware & Equipment	$657,434,629
	TOTAL COMMON STOCKS
	(Cost $4,402,174,244)	$6,109,283,935
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.7% of Net Assets
45,000,000(b)	U.S. Treasury Bills, 7/12/18	$44,979,047
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $44,975,525)	$44,979,047
	TEMPORARY CASH INVESTMENTS - 0.4% of Net Assets
	REPURCHASE AGREEMENTS - 0.4%
13,385,000	$13,385,000 TD Securities USA LLC, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18
	collateralized by $13,652,701 Freddie Mac Giant, 3.5%, 7/1/46.	$13,385,000
9,580,000	$9,580,000 TD Securities USA LLC, 2.12%, dated 6/29/18 plus accrued interest on 7/2/18
	collateralized by $9,771,601 Freddie Mac Giant, 3.5%, 7/1/46.	9,580,000
		$22,965,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $22,965,000)	$22,965,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $4,470,114,769)	$6,177,227,982
	OTHER ASSETS AND LIABILITIES - 0.2%	$12,329,291
	NET ASSETS - 100.0%	$6,189,557,273

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,109,283,935	$–	$–	$6,109,283,935
U.S. Government and Agency Obligation	–	44,979,047	–	44,979,047
Repurchase Agreements	–	22,965,000	–	22,965,000
Total Investments in Securities	$6,109,283,935	$67,944,047	$–	$6,177,227,982

During the three months ended June, 30, 2018, there were no transfers between Levels 1, 2 and 3.

Pioneer Multi-Asset
Ultrashort Income Fund

NQ | June 30, 2018

Ticker Symbols: Class A MAFRX Class C MCFRX Class C2 MAUCX Class K MAUKX Class Y MYFRX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 99.3%
	ASSET BACKED SECURITIES - 35.7% of Net Assets
388,233(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 2.423% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$378,518
3,092,009(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.303% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	2,944,649
633,383(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 2.273% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	621,828
1,335,755(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 2.273% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	1,306,656
1,682,235(a)	321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 2.273% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	1,598,577
2,684,597(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 2.273% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	2,630,266
1,462,262(a)	ABFC Trust, Series 2005-WMC1, Class M2, 2.766% (1 Month USD LIBOR + 68 bps), 6/25/35	1,466,098
3,606,961	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	3,608,025
4,053,155	Access Point Funding I LLC, Series 2017-A, Class A, 3.06%, 4/15/29 (144A)	4,029,497
2,325,664(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 2.751% (1 Month USD LIBOR + 66 bps), 5/25/35	2,327,998
304,794(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP2, Class A1, 2.291% (1 Month USD LIBOR + 20 bps), 3/25/36	304,817
2,239,147(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-3, Class M1, 2.991% (1 Month USD LIBOR + 90 bps), 9/25/34	2,260,299
289,269(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-4, Class A2B, 3.191% (1 Month USD LIBOR + 110 bps), 10/25/34	289,645
118,081(a)	Aegis Asset Backed Securities Trust, Series 2005-3, Class M1, 2.561% (1 Month USD LIBOR + 47 bps), 8/25/35	118,083
300,000	Ally Auto Receivables Trust, Series 2014-2, Class D, 2.99%, 6/15/21	300,031
2,800,000	Ally Auto Receivables Trust, Series 2018-1, Class A2, 2.14%, 9/15/20	2,793,591
4,930,000(a)	Ally Master Owner Trust, Series 2017-1, Class A, 2.473% (1 Month USD LIBOR + 40 bps), 2/15/21	4,936,344
7,000,000(a)	Ally Master Owner Trust, Series 2017-2, Class A, 2.413% (1 Month USD LIBOR + 34 bps), 6/15/21	7,007,283
786,913	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	786,913
4,006,457	American Credit Acceptance Receivables Trust, Series 2016-4, Class B, 2.11%, 2/12/21 (144A)	4,001,810
3,213,184	American Credit Acceptance Receivables Trust, Series 2017-1, Class B, 2.39%, 2/16/21 (144A)	3,210,101
651,012	American Credit Acceptance Receivables Trust, Series 2017-2, Class A, 1.84%, 7/13/20 (144A)	650,739
1,007,091	American Credit Acceptance Receivables Trust, Series 2017-3, Class A, 1.82%, 3/10/20 (144A)	1,006,032
2,200,000	American Credit Acceptance Receivables Trust, Series 2017-3, Class B, 2.25%, 1/11/21 (144A)	2,194,138
7,700,000	American Credit Acceptance Receivables Trust, Series 2017-3, Class C, 2.72%, 6/10/22 (144A)	7,666,830
502,439	American Credit Acceptance Receivables Trust, Series 2017-4, Class A, 2.0%, 7/10/20 (144A)	501,330
4,800,000	American Credit Acceptance Receivables Trust, Series 2017-4, Class B, 2.61%, 5/10/21 (144A)	4,782,667
2,770,000(a)	American Express Credit Account Master Trust, Series 2013-2, Class A, 2.493% (1 Month USD LIBOR + 42 bps), 5/17/21	2,773,019
4,535,000(a)	American Express Credit Account Master Trust, Series 2014-1, Class A, 2.443% (1 Month USD LIBOR + 37 bps), 12/15/21	4,546,336
8,050,000(a)	American Express Credit Account Master Trust, Series 2017-8, Class A, 2.193% (1 Month USD LIBOR + 12 bps), 5/16/22	8,048,400
460,000	Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.53%, 7/8/21	456,664
728,159(a)	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2B, 2.385% (1 Month USD LIBOR + 30 bps), 5/18/20	728,194
1,427,787(a)	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2B, 2.144% (1 Month USD LIBOR + 25 bps), 9/18/20	1,427,264
7,565,689(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R3, Class M2, 2.796% (1 Month USD LIBOR + 71 bps), 5/25/35	7,566,839
520,438(a)	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs, Series 2005-R5, Class M2, 2.781% (1 Month USD LIBOR + 69 bps), 7/25/35	521,494
176,469(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R10, Class M1, 2.501% (1 Month USD LIBOR + 41 bps), 1/25/36	176,419
78,131(a)	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs, Series 2005-R11, Class A2D, 2.421% (1 Month USD LIBOR + 33 bps), 1/25/36	78,121
98,315(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 3.126% (1 Month USD LIBOR + 104 bps), 7/25/32	97,367
1,500,000(a)	Apidos CLO XV, Series 2013-15A, Class XRR, 2.959% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	1,499,985
2,250,000(a)	Apidos CLO XXIX, Series 2018-29A, Class X, 2.942% (3 Month USD LIBOR + 55 bps), 7/25/30 (144A)	2,249,973
1,175,000(a)	Ares XXXVIII CLO, Ltd., Series 2015-38A, Class X, 2.231% (3 Month USD LIBOR + 50 bps), 4/20/30 (144A)	1,174,985
900,000(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class X, 0.0% (3 Month USD LIBOR + 65 bps), 7/15/30 (144A)	900,000
786,472(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1, 2.351% (1 Month USD LIBOR + 26 bps), 10/25/35	787,020
199,751(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 2.431% (1 Month USD LIBOR + 34 bps), 11/25/35	199,558
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
3,445,288	ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.82%, 7/15/24 (144A)	$3,440,623
2,924,410	ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26 (144A)	2,907,860
2,546,463	Ascentium Equipment Receivables LLC, Series 2015-2A, Class B, 2.62%, 12/10/19 (144A)	2,546,284
279,739	Ascentium Equipment Receivables Trust, Series 2016-2A, Class A2, 1.46%, 4/10/19 (144A)	279,531
1,905,119	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 1.87%, 7/10/19 (144A)	1,901,279
4,150,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A2, 2.0%, 5/11/20 (144A)	4,124,436
3,690,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class A2, 2.92%, 12/10/20 (144A)	3,689,397
1,039,657(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 3.036% (1 Month USD LIBOR + 95 bps), 5/25/35	1,046,039
494,046(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE8, Class M1, 2.521% (1 Month USD LIBOR + 43 bps), 11/25/35	494,201
375,957(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.291% (1 Month USD LIBOR + 20 bps), 1/25/36	373,232
46,358(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.781% (1 Month USD LIBOR + 69 bps), 4/25/34	46,490
488,089(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 2.711% (1 Month USD LIBOR + 62 bps), 4/25/34	489,043
1,823,619	Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (144A)	1,821,899
5,553,448	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.84%, 8/15/23 (144A)	5,522,616
1,943,641	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/21 (144A)	1,932,072
1,890,999	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	1,883,517
10,000,000(a)	BA Credit Card Trust, Series 2014-A1, Class A, 2.453% (1 Month USD LIBOR + 38 bps), 6/15/21	10,016,001
7,020,000(a)	BA Credit Card Trust, Series 2016-A1, Class A, 2.463% (1 Month USD LIBOR + 39 bps), 10/15/21	7,034,739
3,483,333(a)	Babson CLO, Ltd., Series 2015-IA, Class XR, 2.909% (3 Month USD LIBOR + 55 bps), 1/20/31 (144A)	3,483,298
3,076,905	Bank of The West Auto Trust, Series 2017-1, Class A2, 1.78%, 2/15/21 (144A)	3,061,786
6,975,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.373% (1 Month USD LIBOR + 30 bps), 5/15/23	6,979,127
400,000(a)	Barings CLO, Ltd., Series 2018-2A, Class X, 3.057% (3 Month USD LIBOR + 60 bps), 4/15/30 (144A)	399,987
4,500,000(a)	Barings CLO, Ltd., Series 2018-3A, Class X, 0.0% (3 Month USD LIBOR + 50 bps), 7/20/29 (144A)	4,499,950
226,908(a)	Bayview Financial Acquisition Trust, Series 2004-C, Class M2, 3.227% (1 Month USD LIBOR + 113 bps), 5/28/44	227,139
16,262(b)	Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2, 6.205%, 5/28/37	16,608
93,044(a)	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 2.602% (1 Month USD LIBOR + 50 bps), 6/28/44	93,058
2,600,000	BCC Funding Corp. X, Series 2015-1, Class D, 4.544%, 12/21/20 (144A)	2,583,177
5,514,000	BCC Funding Corp. X, Series 2015-1, Class E, 5.523%, 1/20/21 (144A)	5,563,672
3,100,000	BCC Funding Corp. X, Series 2015-1, Class F, 6.985%, 8/21/23 (144A)	3,148,052
2,750,000(a)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 2.959% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	2,749,227
98,980(a)	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 3.231% (1 Month USD LIBOR + 114 bps), 9/25/34	99,109
54,959(a)	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2, 2.561% (1 Month USD LIBOR + 47 bps), 3/25/35	54,971
56,512(a)	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3, 2.491% (1 Month USD LIBOR + 40 bps), 3/25/35	56,521
404,256(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, 2.461% (1 Month USD LIBOR + 37 bps), 4/25/36	397,345
1,110,072(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, 2.471% (1 Month USD LIBOR + 38 bps), 6/25/36	1,108,611
178,658(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.581% (1 Month USD LIBOR + 49 bps), 6/25/36	178,518
404,063(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.841% (1 Month USD LIBOR + 75 bps), 6/25/35	407,052
980,806(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M1, 2.751% (1 Month USD LIBOR + 66 bps), 5/25/35	982,915
1,626,048(a)	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1, 2.491% (1 Month USD LIBOR + 40 bps), 2/25/36	1,626,989
241,869(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.091% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	245,028
3,958,333(a)	BlueMountain CLO, Ltd., Series 2013-2A, Class X, 3.012% (3 Month USD LIBOR + 65 bps), 10/22/30 (144A)	3,957,360
1,367,058	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	1,366,963
10,000,000(a)	BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 2.573% (1 Month USD LIBOR + 50 bps), 7/15/20 (144A)	10,000,674
6,900,000(a)	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 2.161% (1 Month USD LIBOR + 7 bps), 11/25/20	6,897,925
2,366,000(a)	BSPRT Issuer, Ltd., Series 2017-FL1, Class A, 3.423% (1 Month USD LIBOR + 135 bps), 6/15/27 (144A)	2,368,208
11,150,000(a)	BSPRT Issuer, Ltd., Series 2018-FL3, Class A, 3.123% (1 Month USD LIBOR + 105 bps), 3/15/28 (144A)	11,156,849
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,875,000(a)	Cabela's Credit Card Master Note Trust, Series 2013-2A, Class A2, 2.723% (1 Month USD LIBOR + 65 bps), 8/16/21 (144A)	$2,876,909
2,200,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 2.523% (1 Month USD LIBOR + 45 bps), 7/15/22	2,205,458
2,700,000(a)	Cabela's Credit Card Master Note Trust, Series 2016-1, Class A2, 2.923% (1 Month USD LIBOR + 85 bps), 6/15/22	2,714,152
392,408	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 7/15/20	391,598
113,322	California Republic Auto Receivables Trust, Series 2017-1, Class A2, 1.55%, 11/15/19	113,278
2,832,480(a)	Canadian Pacer Auto Receivables Trust, Series 2017-1A, Class A2B, 2.285% (1 Month USD LIBOR + 20 bps), 12/19/19 (144A)	2,832,737
3,025,000(a)	Capital One Multi-Asset Execution Trust, Series 2014-A4, Class A4, 2.433% (1 Month USD LIBOR + 36 bps), 6/15/22	3,032,807
11,543,000(a)	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 2.523% (1 Month USD LIBOR + 45 bps), 2/15/22	11,573,744
4,868,625(a)	Carlyle Global Market Strategies CLO, Ltd., Series 2013-2A, Class YR, 2.855% (3 Month USD LIBOR + 50 bps), 1/18/29 (144A)	4,866,960
1,979,166(a)	Carlyle US CLO, Ltd., Series 2017-2A, Class X, 3.159% (3 Month USD LIBOR + 80 bps), 7/20/31 (144A)	1,980,255
550,000	CarMax Auto Owner Trust, Series 2015-2, Class C, 2.39%, 3/15/21	546,911
2,191,233(a)	CarMax Auto Owner Trust, Series 2017-3, Class A2B, 2.253% (1 Month USD LIBOR + 18 bps), 9/15/20	2,191,420
6,500,000(a)	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 2.223% (1 Month USD LIBOR + 15 bps), 5/17/21	6,497,583
1,825,812	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 9/15/22 (144A)	1,817,225
1,101,841(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 2.271% (1 Month USD LIBOR + 18 bps), 2/25/36	1,099,989
3,740,000(a)	Catamaran CLO, Ltd., Series 2013-1A, Class X, 2.916% (3 Month USD LIBOR + 55 bps), 1/27/28 (144A)	3,738,893
271,796	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	270,437
165,752	Cazenovia Creek Funding I LLC, Series 2015-1A, Class B, 2.773%, 12/10/23 (144A)	164,477
5,700,000(a)	CBAM, Ltd., Series 2018-5A, Class X, 2.852% (3 Month USD LIBOR + 55 bps), 4/17/31 (144A)	5,699,635
1,032,879	CCG Receivables Trust, Series 2016-1, Class A2, 1.69%, 9/14/22 (144A)	1,027,381
138,446(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	138,169
4,045,000(a)	Chase Issuance Trust, Series 2014-A5, Class A5, 2.443% (1 Month USD LIBOR + 37 bps), 4/15/21	4,051,865
16,545,000(a)	Chase Issuance Trust, Series 2016-A1, Class A, 2.483% (1 Month USD LIBOR + 41 bps), 5/17/21	16,589,132
10,645,000(a)	Chase Issuance Trust, Series 2017-A1, Class A, 2.373% (1 Month USD LIBOR + 30 bps), 1/18/22	10,669,313
4,645,000(a)	Chase Issuance Trust, Series 2017-A2, Class A, 2.473% (1 Month USD LIBOR + 40 bps), 3/15/24	4,669,958
13,250,000(a)	Chase Issuance Trust, Series 2018-A1, Class A1, 2.273% (1 Month USD LIBOR + 20 bps), 4/17/23	13,246,026
1,076,233(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 3.223% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	1,080,259
1,382,860(a)	Chesapeake Funding II LLC, Series 2016-2A, Class A2, 3.073% (1 Month USD LIBOR + 100 bps), 6/15/28 (144A)	1,386,944
5,648,222(a)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 2.523% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	5,648,381
8,236,282(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.413% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	8,232,490
14,400,000(a)	Chesapeake Funding II LLC, Series 2017-4A, Class A2, 2.413% (1 Month USD LIBOR + 34 bps), 11/15/29 (144A)	14,384,415
7,000,000(a)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 2.523% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	6,991,613
4,500,000(a)	CIFC Funding, Ltd., Series 2013-4A, Class XRR, 2.636% (3 Month USD LIBOR + 55 bps), 4/27/31 (144A)	4,499,892
4,224,695	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	4,197,413
5,906,196(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 3.484% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	5,906,196
7,708,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4, 2.511% (1 Month USD LIBOR + 42 bps), 7/24/20	7,708,000
5,771,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 2.476% (1 Month USD LIBOR + 43 bps), 9/10/20	5,774,848
9,800,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 2.335% (1 Month USD LIBOR + 25 bps), 1/19/21	9,810,620
4,500,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4, 2.245% (1 Month USD LIBOR + 22 bps), 4/7/22	4,504,937
8,200,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.4% (1 Month USD LIBOR + 37 bps), 8/8/24	8,214,289
156,430(a)	Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certifi, Series 2005-OPT3, Class M2, 2.766% (1 Month USD LIBOR + 68 bps), 5/25/35	156,430
141,064(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 3.111% (1 Month USD LIBOR + 102 bps), 11/25/34	141,665
5,800,000(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 2.311% (1 Month USD LIBOR + 22 bps), 8/25/36	5,750,054
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
875,000(a)	Clear Creek CLO, Ltd., Series 2015-1A, Class X, 3.359% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	$874,807
1,559,874(a)	CNH Equipment Trust, Series 2017-B, Class A2B, 2.213% (1 Month USD LIBOR + 14 bps), 11/16/20	1,560,172
523,178(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 3.541% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	534,849
4,733,785(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 2.941% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	4,817,214
9,198,251(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.741% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	9,244,055
8,313,555(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 2.591% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	8,315,152
1,470,654	Conn Funding II LLC, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	1,478,877
2,831,206	Conn Funding II LP, Series 2017-B, Class A, 2.73%, 7/15/20 (144A)	2,830,768
314,224(a)	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M2, 4.573% (1 Month USD LIBOR + 250 bps), 5/15/33	308,758
248,440(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.573% (1 Month USD LIBOR + 150 bps), 5/15/32	247,203
299,671(a)	Countrywide Asset-Backed Certificates, Series 2004-8, Class M1, 3.141% (1 Month USD LIBOR + 105 bps), 1/25/35	300,866
172,325(a)	Countrywide Asset-Backed Certificates, Series 2004-BC5, Class M3, 2.991% (1 Month USD LIBOR + 90 bps), 10/25/34	172,632
85,538(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 2.771% (1 Month USD LIBOR + 68 bps), 6/25/33 (144A)	85,074
18,287(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A2, 2.991% (1 Month USD LIBOR + 90 bps), 6/25/33 (144A)	18,237
3,787,317(a)	Countrywide Asset-Backed Certificates, Series 2005-13, Class 2AV1, 2.321% (1 Month USD LIBOR + 23 bps), 4/25/36	3,785,234
1,656,429(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 2.991% (1 Month USD LIBOR + 90 bps), 5/25/35	1,658,258
595,332(a)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.381% (1 Month USD LIBOR + 29 bps), 6/25/36	591,887
371,819(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 1A1M, 2.351% (1 Month USD LIBOR + 26 bps), 7/25/36	370,953
6,430,262(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 2.381% (1 Month USD LIBOR + 29 bps), 7/25/36	6,297,458
1,915,000	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.0%, 2/16/21 (144A)	1,933,652
400,000	CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48%, 9/15/20 (144A)	399,367
1,257,480	CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78%, 9/15/20 (144A)	1,253,165
3,408,218	CPS Auto Receivables Trust, Series 2017-D, Class A, 1.87%, 3/15/21 (144A)	3,390,409
3,343,434	CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16%, 5/17/21 (144A)	3,331,191
441,754	CPS Auto Trust, Series 2016-D, Class A, 1.5%, 6/15/20 (144A)	440,792
610,046	CPS Auto Trust, Series 2017-A, Class A, 1.68%, 8/17/20 (144A)	608,438
2,600,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	2,620,872
7,400,000	Credit Suisse ABS Trust, Series 2018-LD1, Class A, 3.42%, 7/25/24 (144A)	7,399,754
2,012,735(a)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 2.331% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	2,011,376
9,523(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M1, 2.751% (1 Month USD LIBOR + 66 bps), 4/25/36	9,531
45,067(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2B, 2.201% (1 Month USD LIBOR + 11 bps), 10/25/36	45,047
1,312,302(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 2.741% (1 Month USD LIBOR + 65 bps), 2/25/32	1,305,261
820,750(a)	CSMC Trust, Series 2006-CF2, Class M1, 2.561% (1 Month USD LIBOR + 47 bps), 5/25/36 (144A)	820,740
408,592(a)	CSMC Trust, Series 2006-CF3, Class A1, 2.631% (1 Month USD LIBOR + 54 bps), 10/25/36 (144A)	408,237
566,924(a)	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV3, 3.141% (1 Month USD LIBOR + 105 bps), 12/25/34	567,155
4,888,502(a)	CWABS Asset-Backed Certificates Trust, Series 2004-10, Class MV3, 3.216% (1 Month USD LIBOR + 113 bps), 12/25/34	4,967,091
476,417(a)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 2.431% (1 Month USD LIBOR + 34 bps), 5/25/36	474,135
1,425,000	Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/22 (144A)	1,427,396
628,182	Dell Equipment Finance Trust, Series 2017-1, Class A2, 1.86%, 6/24/19 (144A)	627,262
4,964,660(a)	Dell Equipment Finance Trust, Series 2017-2, Class A2B, 2.384% (1 Month USD LIBOR + 30 bps), 2/24/20 (144A)	4,966,701
195	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	186
98,796	Diamond Resorts Owner Trust, Series 2013-2, Class A, 2.27%, 5/20/26 (144A)	98,689
309,047	Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 (144A)	308,130
1,765,114(a)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 3.791% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	1,800,683
1,259,236(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.891% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	1,306,128
3,349,394(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 2.941% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	3,391,083
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,750,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21 (144A)	$5,754,537
3,750,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21	3,745,650
700,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.25%, 6/15/21	698,950
557,833(a)	Drive Auto Receivables Trust, Series 2017-3, Class A2B, 2.323% (1 Month USD LIBOR + 25 bps), 8/15/19	557,837
1,900,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.3%, 5/17/21	1,895,028
877,988	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.2%, 5/15/20 (144A)	877,589
1,071,328(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.198% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	1,082,100
4,211,422(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.848% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	4,229,130
2,813,806	DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 2/15/22 (144A)	2,830,372
1,830,606	DT Auto Owner Trust, Series 2016-4A, Class B, 2.02%, 8/17/20 (144A)	1,829,952
3,706,822	DT Auto Owner Trust, Series 2017-1A, Class B, 2.26%, 2/16/21 (144A)	3,703,945
276,202	DT Auto Owner Trust, Series 2017-2A, Class A, 1.72%, 5/15/20 (144A)	275,970
1,700,000	DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21 (144A)	1,696,474
3,764,031	DT Auto Owner Trust, Series 2017-4A, Class A, 1.85%, 8/17/20 (144A)	3,752,922
5,250,000	DT Auto Owner Trust, Series 2017-4A, Class B, 2.44%, 1/15/21 (144A)	5,220,414
1,600,000	DT Auto Owner Trust, Series 2017-4A, Class C, 2.86%, 7/17/23 (144A)	1,590,317
1,034,007(a)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 3.941% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	1,071,551
934,127(a)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 3.491% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	942,410
3,493,848(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 3.091% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	3,512,523
177,445	Engs Commercial Finance Trust, Series 2015-1A, Class A2, 2.31%, 10/22/21 (144A)	176,896
3,192,558	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 2/22/22 (144A)	3,155,740
1,768,574	Engs Commercial Finance Trust, Series 2018-1A, Class A1, 2.97%, 2/22/21 (144A)	1,766,893
977,496	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	973,364
1,555,908(a)	EquiFirst Mortgage Loan Trust, Series 2004-2, Class M1, 2.916% (1 Month USD LIBOR + 83 bps), 10/25/34	1,556,123
3,550,000(a)	Evergreen Credit Card Trust, Series 2016-3, Class A, 2.573% (1 Month USD LIBOR + 50 bps), 11/16/20 (144A)	3,554,732
4,500,000(a)	Evergreen Credit Card Trust, Series 2017-1, Class A, 2.333% (1 Month USD LIBOR + 26 bps), 10/15/21 (144A)	4,504,034
2,055,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.9%, 3/15/21 (144A)	2,071,576
832,647	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96%, 3/15/21 (144A)	830,750
3,141,694	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.11%, 6/15/21 (144A)	3,133,531
1,613,589	Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05%, 12/15/21 (144A)	1,604,845
6,348,102	Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21%, 5/17/21 (144A)	6,328,000
3,000,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75%, 4/15/22 (144A)	2,974,404
4,902,070(a)	FBR Securitization Trust, Series 2005-3, Class AV1, 2.611% (1 Month USD LIBOR + 52 bps), 10/25/35	4,904,991
85,816(a)	FBR Securitization Trust, Series 2005-5, Class AV24, 2.831% (1 Month USD LIBOR + 74 bps), 11/25/35	85,772
3,333,044(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.581% (1 Month USD LIBOR + 49 bps), 2/25/36	3,297,349
1,862,318(a)	Fifth Third Auto Trust, Series 2017-1, Class A2B, 2.223% (1 Month USD LIBOR + 15 bps), 4/15/20	1,862,817
6,033,263(c)	Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321%, 11/25/27 (144A)	6,010,578
2,549(a)	First Franklin Mortgage Loan Trust, Series 2003-FFC, Class M1, 3.391% (1 Month USD LIBOR + 130 bps), 11/25/32	2,546
77,827(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 2.946% (1 Month USD LIBOR + 86 bps), 6/25/34	77,828
1,995,881(a)	First Franklin Mortgage Loan Trust, Series 2004-FFH2, Class M1, 2.841% (1 Month USD LIBOR + 75 bps), 6/25/34	1,999,236
11,166,268(a)	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 2.541% (1 Month USD LIBOR + 45 bps), 11/25/36	11,179,534
510,581(a)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 2.901% (1 Month USD LIBOR + 81 bps), 4/25/35 (144A)	512,496
847,907(a)	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 1A, 2.311% (1 Month USD LIBOR + 22 bps), 1/25/36	848,286
1,270,000	First Investors Auto Owner Trust, Series 2014-3A, Class D, 3.85%, 2/15/22 (144A)	1,275,906
1,450,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	1,450,844
555,826	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69%, 4/15/21 (144A)	553,746
2,288,374	First Investors Auto Owner Trust, Series 2017-2A, Class A1, 1.86%, 10/15/21 (144A)	2,276,943
2,200,000(a)	First National Master Note Trust, Series 2017-1, Class A, 2.473% (1 Month USD LIBOR + 40 bps), 4/18/22	2,201,302
9,000,000(a)	First National Master Note Trust, Series 2017-2, Class A, 2.513% (1 Month USD LIBOR + 44 bps), 10/16/23	9,007,827
1,060,146(a)	First NLC Trust, Series 2005-2, Class M1, 2.571% (1 Month USD LIBOR + 48 bps), 9/25/35	1,064,480
2,331,621	Flagship Credit Auto Trust, Series 2015-2, Class A, 1.98%, 10/15/20 (144A)	2,329,059
438,047	Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (144A)	437,508
147,006	Flagship Credit Auto Trust, Series 2016-3, Class A2, 2.05%, 11/15/20 (144A)	146,751
1,333,442	Flagship Credit Auto Trust, Series 2017-1, Class A, 1.93%, 12/15/21 (144A)	1,328,858
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
4,243,217	Flagship Credit Auto Trust, Series 2017-2, Class A, 1.85%, 7/15/21 (144A)	$4,216,131
2,955,518	Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/22 (144A)	2,931,688
4,489,380(a)	Ford Credit Auto Lease Trust, Series 2017-B, Class A2B, 2.233% (1 Month USD LIBOR + 16 bps), 6/15/20	4,487,677
1,072,626(a)	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 2.193% (1 Month USD LIBOR + 12 bps), 12/15/19	1,072,712
4,646,331(a)	Ford Credit Auto Owner Trust, Series 2017-B, Class A2B, 2.143% (1 Month USD LIBOR + 7 bps), 5/15/20	4,646,330
5,291,080(a)	Ford Credit Auto Owner Trust, Series 2017-C, Class A2B, 2.193% (1 Month USD LIBOR + 12 bps), 9/15/20	5,292,703
4,000,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-1, Class A2, 2.973% (1 Month USD LIBOR + 90 bps), 2/15/21	4,019,538
3,500,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A2, 2.693% (1 Month USD LIBOR + 62 bps), 7/15/21	3,515,415
4,925,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A2, 2.533% (1 Month USD LIBOR + 46 bps), 11/15/21	4,938,635
5,910,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 2.423% (1 Month USD LIBOR + 35 bps), 9/15/22	5,920,349
3,279,200	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	3,274,226
5,353,950	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	5,323,388
3,788,716	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A1, 2.2%, 3/15/19 (144A)	3,788,745
13,150,000	FREED ABS Trust, Series 2018-1, Class A, 3.61%, 7/18/24 (144A)	13,148,893
300,722(a)	Fremont Home Loan Trust, Series 2005-2, Class M2, 2.811% (1 Month USD LIBOR + 72 bps), 6/25/35	301,285
6,173,871(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.321% (1 Month USD LIBOR + 23 bps), 1/25/36	6,136,729
9,274,896(a)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 2.251% (1 Month USD LIBOR + 16 bps), 2/25/36	9,104,992
875,000(a)	Galaxy XXI CLO, Ltd., Series 2015-21A, Class X, 2.859% (3 Month USD LIBOR + 50 bps), 4/20/31 (144A)	874,850
3,965,661(a)	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A1, 2.316% (1 Month USD LIBOR + 23 bps), 12/25/35	3,969,210
155,904	GLS Auto Receivables Trust, Series 2016-1A, Class A, 2.73%, 10/15/20 (144A)	155,903
4,806,930	GLS Auto Receivables Trust, Series 2017-1A, Class A2, 2.67%, 4/15/21 (144A)	4,794,544
7,480,791	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/22 (144A)	7,437,595
9,600,000	GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.25%, 4/18/22 (144A)	9,602,644
7,250,000	GM Financial Automobile Leasing Trust, Series 2018-1, Class A2A, 2.39%, 4/20/20	7,228,085
7,500,000(a)	GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B, 2.284% (1 Month USD LIBOR + 20 bps), 4/20/20	7,498,817
1,128,928(a)	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A2B, 2.205% (1 Month USD LIBOR + 12 bps), 3/16/20 (144A)	1,128,684
4,639,495(a)	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2B, 2.235% (1 Month USD LIBOR + 15 bps), 5/18/20 (144A)	4,637,005
7,800,000(a)	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2B, 2.175% (1 Month USD LIBOR + 9 bps), 1/19/21	7,795,063
516,829(b)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	517,312
1,530,364(b)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	1,542,235
2,100,000(a)	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 2.923% (1 Month USD LIBOR + 85 bps), 5/17/21 (144A)	2,111,586
4,700,000(a)	GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 2.643% (1 Month USD LIBOR + 57 bps), 1/18/22 (144A)	4,719,907
11,000,000(a)	Golden Credit Card Trust, Series 2014-2A, Class A, 2.523% (1 Month USD LIBOR + 45 bps), 3/15/21 (144A)	11,021,839
2,200,000(a)	Golden Credit Card Trust, Series 2017-1A, Class A, 2.473% (1 Month USD LIBOR + 40 bps), 2/15/21 (144A)	2,203,033
2,500,000(a)	Goldentree Loan Management US CLO 3, Ltd., Series 2018-3A, Class X, 2.986% (3 Month USD LIBOR + 55 bps), 4/20/30 (144A)	2,499,930
469,023(a)	Green Tree Mortgage Loan Trust, Series 2005-HE1, Class M2, 3.141% (1 Month USD LIBOR + 105 bps), 12/25/32 (144A)	469,588
743,750(a)	Greywolf CLO II, Ltd., Series 2013-1A, Class X, 3.048% (3 Month USD LIBOR + 70 bps), 10/15/29 (144A)	743,743
171,020(a)	GSAA Home Equity Trust, Series 2004-11, Class 2A1, 2.751% (1 Month USD LIBOR + 66 bps), 12/25/34	172,009
1,782,711(a)	GSAA Home Equity Trust, Series 2005-9, Class 2A3, 2.461% (1 Month USD LIBOR + 37 bps), 8/25/35	1,775,308
254,426(a)	GSAA Trust, Series 2005-10, Class M3, 2.641% (1 Month USD LIBOR + 55 bps), 6/25/35	253,894
2,456,260(a)	GSAMP Trust, Series 2004-HE2, Class M1, 3.066% (1 Month USD LIBOR + 98 bps), 9/25/34	2,479,387
175,908(a)	GSAMP Trust, Series 2004-SEA2, Class M1, 2.741% (1 Month USD LIBOR + 65 bps), 3/25/34	176,109
9,163,309(a)	GSAMP Trust, Series 2005-HE4, Class M2, 2.826% (1 Month USD LIBOR + 74 bps), 7/25/45	9,151,224
717,205(a)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 3.441% (1 Month USD LIBOR + 135 bps), 6/25/33	714,237
1,507,991(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.391% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	1,497,101
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
623,186(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.391% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	$622,773
776,915	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	773,030
3,200,000(a)	Hertz Fleet Lease Funding LP, Series 2015-1, Class C, 3.429% (1 Month USD LIBOR + 150 bps), 7/10/29 (144A)	3,200,979
2,600,000(a)	Hertz Fleet Lease Funding LP, Series 2015-1, Class E, 4.229% (1 Month USD LIBOR + 230 bps), 7/10/29 (144A)	2,599,857
3,600,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.396% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	3,652,673
2,400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.546% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,408,130
4,203,938(a)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 2.696% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	4,208,974
7,000,000(a)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 2.546% (1 Month USD LIBOR + 50 bps), 5/10/32 (144A)	7,005,113
103,334(c)	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	101,608
377,081(a)	Home Equity Asset Trust, Series 2004-8, Class M1, 2.961% (1 Month USD LIBOR + 87 bps), 3/25/35	379,585
4,757,397(a)	Home Equity Asset Trust, Series 2005-3, Class M4, 2.731% (1 Month USD LIBOR + 64 bps), 8/25/35	4,807,068
4,881,164(a)	Home Equity Asset Trust, Series 2005-6, Class M2, 2.581% (1 Month USD LIBOR + 49 bps), 12/25/35	4,895,631
175,532(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 2.541% (1 Month USD LIBOR + 45 bps), 1/25/36	176,145
1,864,749(a)	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-C, Class AII3, 2.461% (1 Month USD LIBOR + 37 bps), 10/25/35	1,864,805
38,241(a)	Home Equity Mortgage Trust, Series 2004-3, Class M4, 3.991% (1 Month USD LIBOR + 190 bps), 10/25/34	38,106
353,490	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.94%, 11/15/19 (144A)	353,532
2,680,958(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4, 2.391% (1 Month USD LIBOR + 30 bps), 12/25/35	2,673,811
1,181,314(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 2.461% (1 Month USD LIBOR + 37 bps), 1/25/36	1,176,659
4,000,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 3.035% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,973,649
112,966(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 3.091% (1 Month USD LIBOR + 100 bps), 6/25/28	112,728
222(a)	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M2, 2.826% (1 Month USD LIBOR + 74 bps), 12/25/35	222
1,633,555(a)	John Deere Owner Trust, Series 2017-B, Class A2B, 2.183% (1 Month USD LIBOR + 11 bps), 4/15/20	1,633,090
1,701,850(a)	JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M4, 3.066% (1 Month USD LIBOR + 98 bps), 7/25/35	1,709,570
1,124,502(a)	JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 2.321% (1 Month USD LIBOR + 23 bps), 7/25/36	1,122,510
1,500,000(a)	KKR Financial CLO, Ltd., Series 2013-1A, Class X, 3.248% (3 Month USD LIBOR + 90 bps), 4/15/29 (144A)	1,501,250
10,745,000(a)	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M2, 2.791% (1 Month USD LIBOR + 70 bps), 7/25/34 (144A)	10,708,404
498,578	Laurel Road Prime Student Loan Trust, Series 2017-B, Class A1FX, 1.63%, 8/25/42 (144A)	498,034
6,619,993(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 2.641% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	6,631,972
1,362,952(a)	Lehman XS Trust, Series 2005-4, Class 1A3, 2.891% (1 Month USD LIBOR + 80 bps), 10/25/35	1,348,640
12,000,000(a)	LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, 3.203% (1 Month USD LIBOR + 113 bps), 5/15/28 (144A)	12,003,661
1,129,765(a)	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1, 2.551% (1 Month USD LIBOR + 46 bps), 1/25/46	1,130,105
2,000,000(a)	Magnetite XV, Ltd., Series 2015-15A, Class X, 2.632% (3 Month USD LIBOR + 55 bps), 7/25/31 (144A)	2,001,260
15,700,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 0.0% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	15,700,187
1,185,647	Marlette Funding Trust, Series 2017-1A, Class A, 2.827%, 3/15/24 (144A)	1,185,290
7,578,395	Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (144A)	7,556,690
7,000,000	Marlette Funding Trust, Series 2018-2A, Class A, 3.06%, 7/17/28 (144A)	7,003,500
61,449(a)	Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M3, 2.811% (1 Month USD LIBOR + 72 bps), 3/25/35	61,524
520,981(a)	Mastr Specialized Loan Trust, Series 2006-1, Class A, 2.391% (1 Month USD LIBOR + 30 bps), 1/25/36 (144A)	520,673
12,050,000(a)	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 2.333% (1 Month USD LIBOR + 26 bps), 8/16/21	12,061,598
639,433(a)	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A2B, 2.273% (1 Month USD LIBOR + 20 bps), 8/15/19	639,477
5,450,000	Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2, 2.2%, 4/15/20	5,436,533
522,317(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 2.951% (1 Month USD LIBOR + 86 bps), 6/25/35	509,181
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
310,811(a)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 2.591% (1 Month USD LIBOR + 50 bps), 6/25/36	$310,037
8,561,867(b)	MFA Trust, Series 2017-NPL1, Class A1, 3.352%, 11/25/47 (144A)	8,493,756
396,465(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE3, Class M3, 2.886% (1 Month USD LIBOR + 80 bps), 7/25/35	397,291
152,194(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE6, Class M1, 2.481% (1 Month USD LIBOR + 39 bps), 11/25/35	151,930
72,425(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 2.411% (1 Month USD LIBOR + 32 bps), 11/25/35	72,441
904,342(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC1, Class M2, 2.826% (1 Month USD LIBOR + 74 bps), 1/25/35	903,466
136,234(a)	Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M3, 2.871% (1 Month USD LIBOR + 78 bps), 12/25/34	136,687
814,390(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 2.371% (1 Month USD LIBOR + 28 bps), 2/25/36	813,022
124,495(a)	Morgan Stanley Structured Trust, Series 2007-1, Class A2, 2.281% (1 Month USD LIBOR + 19 bps), 6/25/37	124,585
3,500,000(a)	Motor Plc, Series 2017-1A, Class A1, 2.621% (1 Month USD LIBOR + 53 bps), 9/25/24 (144A)	3,502,009
1,005,027	Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.61%, 2/20/21 (144A)	1,005,422
4,139,950	Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968%, 5/25/27 (144A)	4,125,874
3,048,243(c)	Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038%, 9/25/27 (144A)	3,036,337
4,665,809(c)	Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76%, 2/25/28 (144A)	4,668,142
691,322(a)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 2.371% (1 Month USD LIBOR + 28 bps), 9/25/36	688,672
2,700,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2017-1, Class C, 3.641% (1 Month USD LIBOR + 155 bps), 6/27/22 (144A)	2,711,455
1,138,348	Navitas Equipment Receivables LLC, Series 2015-1, Class C, 4.5%, 6/17/19 (144A)	1,138,784
1,098,127	Navitas Equipment Receivables LLC, Series 2016-1, Class A2, 2.2%, 6/15/21 (144A)	1,094,462
4,600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class B, 3.22%, 10/15/21 (144A)	4,555,053
1,425,000(a)	Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class X, 2.948% (3 Month USD LIBOR + 60 bps), 1/15/28 (144A)	1,424,987
7,597,000(a)	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 2.766% (1 Month USD LIBOR + 68 bps), 3/25/35	7,593,214
8,189,015(a)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 2.766% (1 Month USD LIBOR + 68 bps), 6/25/35	8,194,435
217,178(a)	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 2.826% (1 Month USD LIBOR + 74 bps), 7/25/35	217,505
200,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (144A)	198,131
6,460,997(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.091% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	6,456,744
7,250,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 3.773% (1 Month USD LIBOR + 170 bps), 4/15/21 (144A)	7,327,607
5,000,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 3.173% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	5,039,243
14,050,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 2.923% (1 Month USD LIBOR + 85 bps), 4/18/22 (144A)	14,132,403
5,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 2.753% (1 Month USD LIBOR + 68 bps), 10/17/22 (144A)	5,327,550
8,288,640(a)	Nissan Auto Lease Trust, Series 2017-B, Class A2B, 2.283% (1 Month USD LIBOR + 21 bps), 12/16/19	8,289,471
1,714,775(a)	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 2.133% (1 Month USD LIBOR + 6 bps), 1/15/20	1,714,823
6,059,000(a)	Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 2.383% (1 Month USD LIBOR + 31 bps), 4/15/21	6,062,549
6,600,000(a)	Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 2.393% (1 Month USD LIBOR + 32 bps), 10/17/22	6,603,954
207,924(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 2.871% (1 Month USD LIBOR + 78 bps), 5/25/33	207,323
8,289,689(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.635% (1 Month USD LIBOR + 68 bps), 1/25/36	8,267,811
186,178	NYCTL Trust, Series 2016-A, Class A, 1.47%, 11/10/29 (144A)	183,242
2,460,489	NYCTL Trust, Series 2017-A, Class A, 1.87%, 11/10/30 (144A)	2,429,664
7,786,066(b)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	7,708,814
4,000,000(a)	Octagon Investment Partners XVI, Ltd., Series 2013-1A, Class XR, 0.0% (3 Month USD LIBOR + 55 bps), 7/17/30 (144A)	4,000,000
5,600,000(a)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A1R2, 2.984% (3 Month USD LIBOR + 100 bps), 1/25/31 (144A)	5,587,893
6,500,000(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 3.012% (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	6,498,336
4,452,000	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.521%, 8/17/48 (144A)	4,454,878
3,250,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class AT1, 2.499%, 9/15/48 (144A)	3,246,130
2,700,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class CT1, 3.141%, 9/15/48 (144A)	2,692,789
6,650,000(a)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.857% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	6,669,526
3,362,000	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 7/8/21 (144A)	3,361,327
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
817,146(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A1B, 2.751% (1 Month USD LIBOR + 66 bps), 2/25/35	$816,017
309,817(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A4, 2.891% (1 Month USD LIBOR + 80 bps), 2/25/35	309,660
8,000,000(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.826% (1 Month USD LIBOR + 74 bps), 8/25/35	7,997,129
4,025,057(a)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 2.531% (1 Month USD LIBOR + 44 bps), 11/25/35	4,022,228
6,946,401(a)	Option One Mortgage Loan Trust, Series 2006-1, Class 2A3, 2.281% (1 Month USD LIBOR + 19 bps), 1/25/36	6,931,718
27,228(b)	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.9%, 3/25/37	25,603
52,435	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.87%, 3/10/27 (144A)	52,467
2,991,713(b)	OSAT Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (144A)	3,008,103
449,663	Oscar US Funding Trust II, Series 2015-1A, Class A3, 1.86%, 10/15/19 (144A)	449,297
489,090	Oscar US Funding Trust IV, Series 2016-1A, Class A2A, 2.53%, 7/15/20 (144A)	488,848
230,160(a)	Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 3.773% (1 Month USD LIBOR + 170 bps), 7/15/20 (144A)	230,978
3,316,499	Oscar US Funding Trust V, Series 2016-2A, Class A2A, 2.31%, 11/15/19 (144A)	3,310,877
1,625,471(a)	Oscar US Funding Trust V, Series 2016-2A, Class A2B, 3.472% (1 Month USD LIBOR + 140 bps), 11/15/19 (144A)	1,627,847
316,517	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2A, 2.3%, 5/11/20 (144A)	315,405
2,087,176(a)	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2B, 2.846% (1 Month USD LIBOR + 80 bps), 5/11/20 (144A)	2,090,248
2,245,860(a)	Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2B, 2.696% (1 Month USD LIBOR + 65 bps), 11/10/20 (144A)	2,248,589
220,000	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.91%, 4/12/21 (144A)	219,322
5,000,000(a)	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2B, 2.536% (1 Month USD LIBOR + 49 bps), 4/12/21 (144A)	5,005,730
682,944(a)	Ownit Mortgage Loan Trust, Series 2006-3, Class A2C, 2.261% (1 Month USD LIBOR + 17 bps), 3/25/37	682,736
150,000	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	149,332
13,900,000(a)	Palmer Square CLO, Ltd., Series 2018-3A, Class A1, 0.0% (3 Month USD LIBOR + 85 bps), 8/15/26 (144A)	13,900,000
6,767,574(a)	Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1, 3.088% (3 Month USD LIBOR + 74 bps), 10/15/25 (144A)	6,767,506
14,500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A1, 2.822% (3 Month USD LIBOR + 60 bps), 4/15/26 (144A)	14,447,249
4,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.272% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	4,249,940
5,500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class A1, 3.01% (3 Month USD LIBOR + 65 bps), 7/15/26 (144A)	5,484,176
233,478(a)	People's Choice Home Loan Securities Trust, Series 2004-2, Class M1, 2.991% (1 Month USD LIBOR + 90 bps), 10/25/34	233,980
2,600,000(a)	PFS Financing Corp., Series 2017-AA, Class A, 2.653% (1 Month USD LIBOR + 58 bps), 3/15/21 (144A)	2,602,974
2,000,000(a)	PFS Financing Corp., Series 2017-AA, Class B, 3.023% (1 Month USD LIBOR + 95 bps), 3/15/21 (144A)	2,001,232
6,700,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 2.673% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	6,711,789
4,750,000(a)	PFS Financing Corp., Series 2017-C, Class A, 2.543% (1 Month USD LIBOR + 47 bps), 10/15/21 (144A)	4,759,025
5,750,000(a)	PFS Financing Corp., Series 2017-C, Class B, 2.873% (1 Month USD LIBOR + 80 bps), 10/15/21 (144A)	5,753,995
376,134(a)	Popular ABS Mortgage Pass-Through Trust, Series 2005-A, Class M1, 2.521% (1 Month USD LIBOR + 43 bps), 6/25/35	376,096
78,381(a)	Popular ABS Mortgage Pass-Through Trust, Series 2006-A, Class A4, 2.411% (1 Month USD LIBOR + 32 bps), 2/25/36	78,350
463,007	Prestige Auto Receivables Trust, Series 2016-2A, Class A2, 1.46%, 7/15/20 (144A)	462,188
3,691,517(b)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (144A)	3,668,677
6,400,377(b)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL4, Class A1, 3.25%, 8/27/32 (144A)	6,341,724
3,055,191(b)	PRPM LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (144A)	3,054,000
2,600,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	2,593,703
398,400(a)	Quest Trust, Series 2004-X1, Class A, 2.751% (1 Month USD LIBOR + 66 bps), 3/25/34 (144A)	397,505
185,712(a)	RAAC Trust, Series 2005-RP3, Class M1, 2.891% (1 Month USD LIBOR + 80 bps), 5/25/39 (144A)	185,670
8,500,000(a)	RAAC Trust, Series 2006-RP1, Class M2, 3.291% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	8,568,530
338,508(a)	RAAC Trust, Series 2006-RP2, Class A, 2.341% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	338,309
1,295,353(a)	RAMP Trust, Series 2005-EFC6, Class M2, 2.736% (1 Month USD LIBOR + 65 bps), 11/25/35	1,298,322
1,312,143(a)	RAMP Trust, Series 2005-RS2, Class M3, 2.641% (1 Month USD LIBOR + 55 bps), 2/25/35	1,313,879
7,350,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.591% (1 Month USD LIBOR + 50 bps), 7/25/35	7,354,303
307,302(a)	RAMP Trust, Series 2006-EFC2, Class A3, 2.251% (1 Month USD LIBOR + 16 bps), 12/25/36	306,150
59,965(a)	RAMP Trust, Series 2006-RZ3, Class A3, 2.381% (1 Month USD LIBOR + 29 bps), 8/25/36	59,829
2,075,458(a)	RASC Trust, Series 2001-KS3, Class AII, 2.551% (1 Month USD LIBOR + 46 bps), 9/25/31	2,036,337
5,552,652(a)	RASC Trust, Series 2005-EMX3, Class M3, 2.551% (1 Month USD LIBOR + 46 bps), 9/25/35	5,561,861
2,171,143(a)	RASC Trust, Series 2005-EMX4, Class M2, 2.751% (1 Month USD LIBOR + 66 bps), 11/25/35	2,176,462
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,115,491(a)	RASC Trust, Series 2005-KS1, Class M1, 2.766% (1 Month USD LIBOR + 68 bps), 2/25/35	$2,118,295
2,487,288(a)	RASC Trust, Series 2005-KS2, Class M1, 2.736% (1 Month USD LIBOR + 65 bps), 3/25/35	2,488,727
2,000,000(a)	RASC Trust, Series 2005-KS7, Class M4, 2.961% (1 Month USD LIBOR + 87 bps), 8/25/35	2,010,753
1,476,483(a)	RASC Trust, Series 2005-KS8, Class M3, 2.571% (1 Month USD LIBOR + 48 bps), 8/25/35	1,477,233
76,624(a)	RASC Trust, Series 2005-KS9, Class M2, 2.521% (1 Month USD LIBOR + 43 bps), 10/25/35	76,672
2,364,236(a)	RASC Trust, Series 2005-KS10, Class M1, 2.501% (1 Month USD LIBOR + 41 bps), 11/25/35	2,364,807
589,317(a)	RASC Trust, Series 2005-KS11, Class M1, 2.491% (1 Month USD LIBOR + 40 bps), 12/25/35	589,968
778,260(b)	RBSHD Trust, Series 2013-1A, Class A, 7.685%, 10/25/47 (144A)	748,989
3,152,466(b)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	3,135,112
13,800,000(a)	Ready Capital Mortgage Financing LLC, Series 2018-FL2, Class A, 2.83% (1 Month USD LIBOR + 85 bps), 6/25/35 (144A)	13,804,412
915,431(a)	SACO I Trust, Series 2005-5, Class 2M4, 3.216% (1 Month USD LIBOR + 113 bps), 5/25/35	910,480
52,240(a)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 2.991% (1 Month USD LIBOR + 90 bps), 11/25/33	52,276
450,489	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74%, 1/15/21	450,485
6,500,055(a)	Santander Retail Auto Lease Trust, Series 2017-A, Class A2B, 2.354% (1 Month USD LIBOR + 27 bps), 3/20/20 (144A)	6,500,050
191,463(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 2.916% (1 Month USD LIBOR + 83 bps), 12/25/34	191,086
27,132(a)	Saxon Asset Securities Trust, Series 2006-1, Class A2C, 2.411% (1 Month USD LIBOR + 32 bps), 3/25/36	27,125
7,102,139(a)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.241% (1 Month USD LIBOR + 15 bps), 9/25/36	7,067,404
9,784,288	SCF Equipment Leasing LLC, Series 2018-1A, Class A1, 2.81%, 4/20/21 (144A)	9,783,676
1,643,102	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	1,637,970
35,000(a)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 2.521% (1 Month USD LIBOR + 43 bps), 10/25/35	34,517
230,413(a)	Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2B, 2.391% (1 Month USD LIBOR + 30 bps), 4/25/19 (144A)	230,416
5,726,579(a)	Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2B, 2.291% (1 Month USD LIBOR + 20 bps), 1/27/20 (144A)	5,726,716
218,475	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 1/18/22 (144A)	218,438
726,803(c)	Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class A, 2.05%, 6/20/31 (144A)	723,556
1,641,653	Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (144A)	1,646,741
6,445,894	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	6,447,359
4,435,645	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	4,435,202
3,152,482	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	3,149,822
1,549,436	Sofi Consumer Loan Program LLC, Series 2017-5, Class A1, 2.14%, 9/25/26 (144A)	1,540,993
3,773,917	Sofi Consumer Loan Program LLC, Series 2017-6, Class A1, 2.2%, 11/25/26 (144A)	3,756,954
1,837,894	Sofi Consumer Loan Program LLC, Series 2017-F, Class A1FX, 2.05%, 1/25/41 (144A)	1,821,666
5,041,209	Sofi Consumer Loan Program Trust, Series 2018-1, Class A1, 2.55%, 2/25/27 (144A)	5,018,260
4,033,611	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.93%, 4/26/27 (144A)	4,031,771
487,620(a)	Sofi Professional Loan Program LLC, Series 2014-A, Class A1, 3.691% (1 Month USD LIBOR + 160 bps), 6/25/25 (144A)	492,309
5,112,159(a)	Sofi Professional Loan Program LLC, Series 2014-B, Class A1, 3.341% (1 Month USD LIBOR + 125 bps), 8/25/32 (144A)	5,164,426
1,801,263(a)	Sofi Professional Loan Program LLC, Series 2015-B, Class A1, 3.141% (1 Month USD LIBOR + 105 bps), 4/25/35 (144A)	1,826,619
1,964,961(a)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 3.141% (1 Month USD LIBOR + 105 bps), 8/27/35 (144A)	1,978,312
3,162,281(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 3.841% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	3,263,778
2,676,517(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 3.291% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	2,712,984
333,185(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 3.191% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	336,368
1,912,344(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 3.041% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	1,925,767
6,031,074(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 2.941% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	6,059,988
1,402,088(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 2.791% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	1,406,218
1,262,698	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 5/25/40 (144A)	1,254,705
1,637,137(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 2.691% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	1,641,403
2,490,115	Sofi Professional Loan Program LLC, Series 2017-D, Class A1FX, 1.72%, 9/25/40 (144A)	2,472,453
4,639,456(a)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 2.591% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	4,653,757
5,321,645(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.441% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	5,321,643
3,391,823	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 2/25/42 (144A)	3,371,143
8,327,343	Sofi Professional Loan Program Trust, Series 2018-B, Class A1FX, 2.64%, 8/25/47 (144A)	8,295,563
20,154(a)	Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 2.351% (1 Month USD LIBOR + 26 bps), 12/25/35	20,152
6,382,635(a)	Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D, 2.391% (1 Month USD LIBOR + 30 bps), 12/25/36	6,390,839
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
4,700,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (144A)	$4,721,526
1,285,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class CT1, 3.32%, 11/16/48 (144A)	1,279,629
5,500,000(a)	Stewart Park CLO, Ltd., Series 2015-1A, Class X, 2.948% (3 Month USD LIBOR + 60 bps), 1/15/30 (144A)	5,499,950
2,718,714(a)	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A1, 2.851% (1 Month USD LIBOR + 76 bps), 1/25/33	2,716,764
241,145(a)	Structured Asset Investment Loan Trust, Series 2004-10, Class A7, 3.151% (1 Month USD LIBOR + 106 bps), 11/25/34	242,825
535,643(a)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 2.561% (1 Month USD LIBOR + 47 bps), 7/25/35	535,331
4,846,090(a)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 2.811% (1 Month USD LIBOR + 72 bps), 9/25/35	4,829,392
100,000(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 2.561% (1 Month USD LIBOR + 47 bps), 5/25/35	99,687
432,701(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A4, 2.241% (1 Month USD LIBOR + 15 bps), 7/25/36 (144A)	432,246
5,336,790(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 2.271% (1 Month USD LIBOR + 18 bps), 4/25/36	5,247,760
139,891(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 1A2, 2.231% (1 Month USD LIBOR + 14 bps), 5/25/47	139,864
3,366,212(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 2.391% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	3,350,557
737,490(a)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 2003-BC2, Class M1, 3.591% (1 Month USD LIBOR + 150 bps), 2/25/33	745,223
2,467,057(a)	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, 2.521% (1 Month USD LIBOR + 43 bps), 9/25/35	2,472,356
1,640,504(a)	Structured Asset Securities Corp. Trust, Series 2005-WF1, Class A3, 2.751% (1 Month USD LIBOR + 66 bps), 2/25/35	1,643,329
355,632(b)	Sunset Mortgage Loan Co., LLC, Series 2015-NPL1, Class A, 4.459%, 9/18/45 (144A)	356,022
2,000,000(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class X, 2.845% (3 Month USD LIBOR + 50 bps), 4/16/31 (144A)	1,999,900
1,126,761	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	1,125,352
2,758,847	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 6/15/22 (144A)	2,731,436
2,436,942(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.471% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	2,447,535
7,759,071(a)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 2.321% (1 Month USD LIBOR + 23 bps), 4/25/37 (144A)	7,733,125
2,241,722	Tidewater Auto Receivables Trust, Series 2018-AA, Class A1, 2.5%, 5/15/19 (144A)	2,241,765
5,200,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	5,198,005
3,000,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	2,998,364
4,778,164	TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/29 (144A)	4,775,133
13,702,933(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 2.691% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	13,654,973
6,766,413(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	6,653,642
1,203,912(c)	Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.5%, 4/25/55 (144A)	1,204,873
3,198,217(c)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	3,199,998
7,948,084(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.691% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	7,955,448
5,140,084	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	5,083,312
720,781(a)	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2B, 2.143% (1 Month USD LIBOR + 7 bps), 9/16/19	720,815
5,335,494(a)	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A2B, 2.153% (1 Month USD LIBOR + 8 bps), 7/15/20	5,334,476
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.923% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	8,020,000
2,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.773% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,011,934
700,174(a)	Truman Capital Mortgage Loan Trust, Series 2004-1, Class M2, 3.791% (1 Month USD LIBOR + 170 bps), 1/25/34 (144A)	699,984
3,000,000	United Auto Credit Securitization Trust, Series 2016-2, Class D, 3.58%, 12/10/21	3,007,530
6,400,000	United Auto Credit Securitization Trust, Series 2017-1, Class B, 2.4%, 11/12/19 (144A)	6,392,801
4,260,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	4,245,709
5,473,120	United Auto Credit Securitization Trust, Series 2018-1, Class A, 2.26%, 4/10/20 (144A)	5,463,735
8,750,000	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/20 (144A)	8,723,249
1,148,722	Upstart Securitization Trust, Series 2017-1, Class A, 2.639%, 6/20/24 (144A)	1,146,389
1,399,770	Upstart Securitization Trust, Series 2017-2, Class A, 2.508%, 3/20/25 (144A)	1,396,724
5,133,812(b)	US Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, 3.352%, 11/27/37 (144A)	5,110,410
4,500,000(a)	Verizon Owner Trust, Series 2017-3A, Class A1B, 2.354% (1 Month USD LIBOR + 27 bps), 4/20/22 (144A)	4,501,769
12,300,000(a)	Verizon Owner Trust, Series 2018-1A, Class A1B, 2.344% (1 Month USD LIBOR + 26 bps), 9/20/22 (144A)	12,302,391
3,527,557	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 4/17/23 (144A)	3,513,110
1,076,390(b)	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.5%, 2/25/47 (144A)	1,076,275
1,746,167(b)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	1,743,251
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,208,795(b)	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 6/25/47 (144A)	$2,196,465
6,808,299(b)	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.0%, 10/25/47 (144A)	6,737,253
2,083,704(b)	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (144A)	2,083,198
850,000(a)	Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 2.573% (1 Month USD LIBOR + 50 bps), 11/15/22 (144A)	851,589
2,152,663(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-3, Class M3, 2.781% (1 Month USD LIBOR + 69 bps), 11/25/35	2,155,397
866,947(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4, 2.341% (1 Month USD LIBOR + 25 bps), 7/25/36	864,821
574,348	Westgate Resorts LLC, Series 2014-1A, Class A, 2.15%, 12/20/26 (144A)	571,709
2,681,953	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	2,698,596
682,624	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 5/20/27 (144A)	679,732
333,826	Westgate Resorts LLC, Series 2016-1A, Class A, 3.5%, 12/20/28 (144A)	332,798
6,208,165	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	6,148,265
6,224,058	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	6,186,808
256,504	Westlake Automobile Receivables Trust, Series 2015-3A, Class C, 3.05%, 5/17/21 (144A)	256,714
8,455,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class D, 4.55%, 9/15/21 (144A)	8,542,069
6,770,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	6,946,551
141,846	Westlake Automobile Receivables Trust, Series 2016-3A, Class A2, 1.42%, 10/15/19 (144A)	141,770
1,273,185	Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78%, 4/15/20 (144A)	1,271,605
4,357,693(a)	Westlake Automobile Receivables Trust, Series 2017-2A, Class A2B, 2.423% (1 Month USD LIBOR + 35 bps), 7/15/20 (144A)	4,358,753
10,000,000(a)	Westlake Automobile Receivables Trust, Series 2018-1A, Class A2B, 2.323% (1 Month USD LIBOR + 25 bps), 12/15/20 (144A)	9,999,995
4,510,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/21 (144A)	4,487,361
11,000,000(a)	Westlake Automobile Receivables Trust, Series 2018-2A, Class A2B, 2.403% (1 Month USD LIBOR + 33 bps), 9/15/21 (144A)	11,002,466
1,925,918	Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 4/20/26 (144A)	1,908,588
14,388(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 2.371% (1 Month USD LIBOR + 28 bps), 5/25/28	14,204
2,940,164(a)	World Omni Auto Receivables Trust, Series 2017-A, Class A2B, 2.213% (1 Month USD LIBOR + 14 bps), 8/17/20	2,940,587
10,347,980(a)	World Omni Auto Receivables Trust, Series 2017-B, Class A2B, 2.173% (1 Month USD LIBOR + 10 bps), 2/16/21	10,344,958
6,800,000	World Omni Auto Receivables Trust, Series 2018-A, Class A2, 2.19%, 5/17/21	6,771,824
6,060(a)	World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B, 2.483% (1 Month USD LIBOR + 41 bps), 2/15/19	6,061
175,118(b)	WVUE, Series 2015-1A, Class A, 7.5%, 9/25/20 (144A)	175,275
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,712,988,804)	$1,712,138,498
	COLLATERALIZED MORTGAGE OBLIGATIONS - 21.0% of Net Assets
11,500,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.323% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$11,535,841
12,362,445(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 2.923% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	12,279,392
1,023,751(c)	Agate Bay Mortgage Trust, Series 2014-3, Class A4, 3.0%, 11/25/44 (144A)	1,018,481
657,587(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.671% (1 Month USD LIBOR + 58 bps), 5/25/34	657,019
171,177(a)	Alternative Loan Trust, Series 2004-J13, Class M1, 2.991% (1 Month USD LIBOR + 90 bps), 2/25/35	171,062
3,300,000(a)	AMSR Trust, Series 2016-SFR1, Class C, 4.335% (1 Month USD LIBOR + 225 bps), 11/17/33 (144A)	3,310,425
4,430,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 3.773% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	4,461,798
6,820,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A, 3.373% (1 Month USD LIBOR + 130 bps), 4/15/27 (144A)	6,854,774
8,213,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 5.747% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	8,253,735
3,301,514(a)	Banc of America Funding Trust, Series 2004-C, Class 4A1, 2.744% (1 Month USD LIBOR + 66 bps), 12/20/34	3,297,068
68,713(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 2.394% (1 Month USD LIBOR + 31 bps), 2/20/35	68,843
2,716,140(a)	Banc of America Funding Trust, Series 2005-C, Class A2, 2.334% (1 Month USD LIBOR + 25 bps), 5/20/35	2,701,247
107,570(c)	Banc of America Mortgage Trust, Series 2004-I, Class 1A1, 3.62%, 10/25/34	107,563
1,750,000(a)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class B, 4.823% (1 Month USD LIBOR + 275 bps), 11/15/33 (144A)	1,751,689
5,552,213(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 2.896% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	5,543,559
906,724(a)	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 2.178% (1 Month USD LIBOR + 23 bps), 6/26/47 (144A)	901,976
1,556,814(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 2.691% (1 Month USD LIBOR + 60 bps), 6/25/34	1,552,913
216,461(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 2.931% (1 Month USD LIBOR + 84 bps), 11/25/34	215,741
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
4,102,263(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 2.791% (1 Month USD LIBOR + 70 bps), 1/25/35	$4,098,753
1,569,941(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 2.931% (1 Month USD LIBOR + 84 bps), 1/25/35	1,566,411
2,106,285(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 2.791% (1 Month USD LIBOR + 70 bps), 1/25/35	2,106,133
1,038,990(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 2.931% (1 Month USD LIBOR + 84 bps), 1/25/35	1,038,691
408,510(a)	Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 2.831% (1 Month USD LIBOR + 74 bps), 11/25/34	408,378
596,190(a)	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.591% (1 Month USD LIBOR + 50 bps), 3/25/35	595,920
9,494,885(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.631% (1 Month USD LIBOR + 54 bps), 8/25/35	9,489,784
173,996(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.002%, 6/25/30	178,150
7,133,064(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.791% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	7,171,246
9,100,000(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.691% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	9,125,711
4,100,000(a)	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.932% (1 Month USD LIBOR + 195 bps), 7/5/33 (144A)	4,097,656
3,690,000(a)	BSPRT Issuer, Ltd., Series 2017-FL2, Class A, 2.893% (1 Month USD LIBOR + 82 bps), 10/15/34 (144A)	3,687,714
6,330,613(a)	BX Trust, Series 2017-APPL, Class B, 3.223% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	6,330,582
11,800,000(a)	BX Trust, Series 2017-IMC, Class B, 3.473% (1 Month USD LIBOR + 140 bps), 10/15/32 (144A)	11,799,881
7,900,000(a)	BX Trust, Series 2017-SLCT, Class B, 3.273% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	7,911,362
8,790,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 2.943% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	8,773,496
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 3.173% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,990,194
1,446,875(a)	Canyon Capital CLO, Ltd., Series 2014-2A, Class X, 3.298% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	1,448,830
1,031,250(a)	Canyon Capital CLO, Ltd., Series 2015-1A, Class X, 3.298% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	1,032,643
1,289,517(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.927% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	1,289,807
10,300,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.043% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	10,306,451
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.219% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,693,531
2,552,083(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 3.198% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	2,555,562
1,491,540(a)	CIM Trust, Series 2015-4AG, Class A1, 3.982% (1 Month USD LIBOR + 200 bps), 10/25/57 (144A)	1,530,856
2,192	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	2,235
121,686(c)	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.251%, 12/10/49	121,556
1,500,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.373% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	1,512,488
5,400,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class C, 4.173% (1 Month USD LIBOR + 210 bps), 9/15/27 (144A)	5,378,753
38,398	Citigroup Mortgage Loan Trust, Series 2010-4, Class 4A5, 5.0%, 10/25/35 (144A)	38,323
7,176,112(a)	Citigroup Mortgage Loan Trust, Series 2014-5, Class 1A2, 2.34% (1 Month USD LIBOR + 19 bps), 2/25/46 (144A)	7,164,678
6,700,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 3.146% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	6,695,767
7,668,000(a)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.423% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	7,691,947
1,500,000(a)	Cold Storage Trust, Series 2017-ICE3, Class D, 4.173% (1 Month USD LIBOR + 210 bps), 4/15/36 (144A)	1,505,621
1,150,000(a)	Colony Starwood Homes Trust, Series 2016-1A, Class C, 4.735% (1 Month USD LIBOR + 265 bps), 7/17/33 (144A)	1,154,084
4,840,000(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.823% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	4,841,564
5,470,000(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.183% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	5,448,002
9,255,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class A, 2.846% (1 Month USD LIBOR + 80 bps), 8/13/27 (144A)	9,249,155
2,722,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class C, 3.696% (1 Month USD LIBOR + 165 bps), 8/13/27 (144A)	2,721,141
7,340,000(a)	COMM Mortgage Trust, Series 2014-TWC, Class B, 3.646% (1 Month USD LIBOR + 160 bps), 2/13/32 (144A)	7,345,951
4,600,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	4,555,752
4,500,000(a)	COMM Mortgage Trust, Series 2016-SAVA, Class B, 4.346% (1 Month USD LIBOR + 230 bps), 10/15/34 (144A)	4,508,468
5,713,000(a)	COMM Mortgage Trust, Series 2017-DLTA, Class B, 3.013% (1 Month USD LIBOR + 94 bps), 8/15/35 (144A)	5,699,556
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
126,591(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 2.831% (1 Month USD LIBOR + 74 bps), 6/25/34	$124,304
1,057,105(c)	CSMC Trust, Series 2013-14R, Class 2A1, 2.5%, 10/27/37 (144A)	1,065,853
2,200,791(c)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	2,193,269
1,166,938(c)	CSMC Trust, Series 2014-SAF1, Class A12, 4.0%, 3/25/44 (144A)	1,169,090
498,227(c)	CSMC Trust, Series 2014-WIN1, Class 2A5, 3.0%, 9/25/44 (144A)	498,405
2,931,268(c)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	2,942,260
9,250,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 2.773% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	9,249,988
2,146,666(a)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 3.359% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	2,146,194
667,566(a)	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M1, 4.091% (1 Month USD LIBOR + 200 bps), 10/25/23	670,208
1,457,926(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M1, 3.691% (1 Month USD LIBOR + 160 bps), 1/25/24	1,467,657
1,427,755(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 3.041% (1 Month USD LIBOR + 95 bps), 5/25/24	1,431,885
523,320(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M1, 4.041% (1 Month USD LIBOR + 195 bps), 8/25/28	525,547
567,796(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.241% (1 Month USD LIBOR + 215 bps), 9/25/28	571,102
1,245,891(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 3.441% (1 Month USD LIBOR + 135 bps), 1/25/29	1,251,086
3,189,017(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M1, 3.391% (1 Month USD LIBOR + 130 bps), 5/25/29	3,200,950
2,910,190(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 3.391% (1 Month USD LIBOR + 130 bps), 7/25/29	2,931,868
2,905,714(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 3.241% (1 Month USD LIBOR + 115 bps), 9/25/29	2,921,991
5,003,944(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 3.041% (1 Month USD LIBOR + 95 bps), 10/25/29	5,032,069
3,224,960(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.941% (1 Month USD LIBOR + 85 bps), 11/25/29	3,234,609
3,930,308(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.641% (1 Month USD LIBOR + 55 bps), 1/25/30	3,931,691
11,444,616(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C02, Class 2M1, 2.741% (1 Month USD LIBOR + 65 bps), 8/25/30	11,448,331
3,668,620(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M1, 2.771% (1 Month USD LIBOR + 68 bps), 10/25/30	3,667,486
16,650,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 2.852% (1 Month USD LIBOR + 75 bps), 12/25/30	16,651,224
588,641(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 3.123% (1 Month USD LIBOR + 105 bps), 3/15/24	600,525
237,323(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 2.523% (1 Month USD LIBOR + 45 bps), 12/15/28	237,882
131,819(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 2.423% (1 Month USD LIBOR + 35 bps), 2/15/29	131,683
52,449(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 2.423% (1 Month USD LIBOR + 35 bps), 5/15/29	52,765
273,585(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 2.673% (1 Month USD LIBOR + 60 bps), 4/15/28	277,770
44,301(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 3.023% (1 Month USD LIBOR + 95 bps), 10/15/31	44,965
59,620(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 2.673% (1 Month USD LIBOR + 60 bps), 11/15/31	60,511
161,283(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 2.673% (1 Month USD LIBOR + 60 bps), 6/15/31	163,688
103,976(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 2.773% (1 Month USD LIBOR + 70 bps), 3/15/32	105,285
316,445(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 3.073% (1 Month USD LIBOR + 100 bps), 3/15/32	324,009
458,010(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 3.073% (1 Month USD LIBOR + 100 bps), 3/15/32	471,535
267,360(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 3.073% (1 Month USD LIBOR + 100 bps), 3/15/32	273,751
66,007(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 2.673% (1 Month USD LIBOR + 60 bps), 9/15/32	66,893
89,938(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 2.423% (1 Month USD LIBOR + 35 bps), 12/15/32	89,863
555,914(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 2.473% (1 Month USD LIBOR + 40 bps), 1/15/33	556,181
299,090(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 2.473% (1 Month USD LIBOR + 40 bps), 2/15/33	299,313
163,165(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 2.623% (1 Month USD LIBOR + 55 bps), 2/15/33	165,019
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
13,408(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 2.573% (1 Month USD LIBOR + 50 bps), 12/15/32	$13,461
193,077(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 3.482% (1 Month USD LIBOR + 150 bps), 5/15/33	199,101
255,245(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 2.473% (1 Month USD LIBOR + 40 bps), 6/15/33	255,515
5,273(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 2.169% (1 Month USD LIBOR + 25 bps), 7/15/21	5,281
55,450(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FV, 2.473% (1 Month USD LIBOR + 40 bps), 12/15/32	55,512
138,879(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 3.073% (1 Month USD LIBOR + 100 bps), 11/15/33	142,465
328,442	Federal Home Loan Mortgage Corp. REMICS, Series 2773, Class EG, 4.5%, 4/15/19	329,737
341,182(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.323% (1 Month USD LIBOR + 25 bps), 1/15/35	341,774
464,505(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 2.413% (1 Month USD LIBOR + 34 bps), 5/15/35	464,713
335,053(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 2.323% (1 Month USD LIBOR + 25 bps), 8/15/35	335,154
189,831(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.323% (1 Month USD LIBOR + 25 bps), 8/15/35	189,899
92,384(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 2.423% (1 Month USD LIBOR + 35 bps), 11/15/35	92,253
126,066(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.373% (1 Month USD LIBOR + 30 bps), 1/15/36	125,985
143,095(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 2.423% (1 Month USD LIBOR + 35 bps), 2/15/36	143,293
437,211(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.373% (1 Month USD LIBOR + 30 bps), 2/15/36	437,214
395,764(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 2.373% (1 Month USD LIBOR + 30 bps), 3/15/36	396,444
40,579(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3129, Class FP, 2.373% (1 Month USD LIBOR + 30 bps), 5/15/35	40,605
4,409,970(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class FD, 2.423% (1 Month USD LIBOR + 35 bps), 4/15/36	4,428,078
250,174(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 2.373% (1 Month USD LIBOR + 30 bps), 4/15/36	249,985
1,942,809(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class F, 2.773% (1 Month USD LIBOR + 70 bps), 8/15/35	1,961,697
537,307(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.493% (1 Month USD LIBOR + 42 bps), 6/15/36	538,372
915,118(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 2.383% (1 Month USD LIBOR + 31 bps), 6/15/36	917,702
504,537(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.573% (1 Month USD LIBOR + 50 bps), 7/15/36	507,192
21,152(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 2.473% (1 Month USD LIBOR + 40 bps), 7/15/36	21,292
192,101(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 2.493% (1 Month USD LIBOR + 42 bps), 9/15/36	193,044
115,298(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 2.473% (1 Month USD LIBOR + 40 bps), 9/15/36	115,207
410,618(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.423% (1 Month USD LIBOR + 35 bps), 11/15/36	410,239
204,138(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.423% (1 Month USD LIBOR + 35 bps), 11/15/36	203,951
108,154(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3244, Class TF, 2.273% (1 Month USD LIBOR + 20 bps), 7/15/36	108,204
334,185(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 2.323% (1 Month USD LIBOR + 25 bps), 8/15/36	334,301
1,415,277(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 2.373% (1 Month USD LIBOR + 30 bps), 1/15/37	1,407,583
275,089(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 2.313% (1 Month USD LIBOR + 24 bps), 7/15/34	272,657
74,397(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 2.413% (1 Month USD LIBOR + 34 bps), 5/15/37	73,997
786(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3335, Class AF, 2.223% (1 Month USD LIBOR + 15 bps), 10/15/20	786
592,989(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.653% (1 Month USD LIBOR + 58 bps), 10/15/37	599,848
138,078(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 2.693% (1 Month USD LIBOR + 62 bps), 10/15/37	140,068
408,390	Federal Home Loan Mortgage Corp. REMICS, Series 3455, Class BD, 4.5%, 6/15/23	413,491
38,268(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 3.323% (1 Month USD LIBOR + 125 bps), 5/15/37	39,650
399,071(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 2.773% (1 Month USD LIBOR + 70 bps), 12/15/39	406,511
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
366,284	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	$362,986
217,928(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 2.423% (1 Month USD LIBOR + 35 bps), 7/15/40	217,883
281,808	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	279,810
195,605(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.373% (1 Month USD LIBOR + 30 bps), 2/15/39	196,210
198,036	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	198,592
34,824(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.473% (1 Month USD LIBOR + 40 bps), 12/15/20	34,935
209,018(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.473% (1 Month USD LIBOR + 40 bps), 7/15/23	209,901
73,146(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 2.473% (1 Month USD LIBOR + 40 bps), 11/15/40	73,305
9,580(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3804, Class FN, 2.523% (1 Month USD LIBOR + 45 bps), 3/15/39	9,589
241,750	Federal Home Loan Mortgage Corp. REMICS, Series 3804, Class GD, 3.1%, 2/15/25	241,629
702,901	Federal Home Loan Mortgage Corp. REMICS, Series 3858, Class CA, 3.0%, 10/15/25	703,173
45,038(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 2.423% (1 Month USD LIBOR + 35 bps), 5/15/41	45,027
922,049(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.473% (1 Month USD LIBOR + 40 bps), 3/15/41	924,100
485,384	Federal Home Loan Mortgage Corp. REMICS, Series 3873, Class AG, 3.0%, 5/15/29	486,672
177,336(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 2.273% (1 Month USD LIBOR + 20 bps), 8/15/26	177,481
285,772(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.373% (1 Month USD LIBOR + 30 bps), 2/15/30	286,105
364,276(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.373% (1 Month USD LIBOR + 30 bps), 9/15/26	365,175
683,937(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 2.623% (1 Month USD LIBOR + 55 bps), 12/15/39	689,552
275,918(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 2.423% (1 Month USD LIBOR + 35 bps), 12/15/41	274,110
209,217(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.473% (1 Month USD LIBOR + 40 bps), 5/15/36	209,656
184,839(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 2.323% (1 Month USD LIBOR + 25 bps), 8/15/36	185,614
799,063(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.373% (1 Month USD LIBOR + 30 bps), 8/15/36	803,802
235,122(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.423% (1 Month USD LIBOR + 35 bps), 12/15/36	235,331
6,970,192(a)	Federal National Mortgage Association ACES, Series 2018-M3, Class FA, 2.228% (1 Month USD LIBOR + 28 bps), 2/25/25	6,967,992
30,345(a)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 2.991% (1 Month USD LIBOR + 90 bps), 9/25/21	30,706
46,510(a)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 2.691% (1 Month USD LIBOR + 60 bps), 12/25/23	46,862
132,662(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 2.295% (11th District Cost of Funds Index + 140 bps), 12/25/23	131,931
132,662(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 3.091% (1 Month USD LIBOR + 100 bps), 12/25/23	134,001
246,341(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.591% (1 Month USD LIBOR + 50 bps), 3/25/24	248,849
29,628(a)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 2.585% (1 Month USD LIBOR + 50 bps), 7/18/27	29,970
107,301(a)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 2.37% (1 Year T1Y + 35 bps), 3/25/28	107,683
22,820(a)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 2.591% (1 Month USD LIBOR + 50 bps), 3/25/23	22,833
50,365(a)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 2.641% (1 Month USD LIBOR + 55 bps), 12/25/30	50,766
206,793(a)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 2.691% (1 Month USD LIBOR + 60 bps), 7/25/31	209,958
86,855(a)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 2.591% (1 Month USD LIBOR + 50 bps), 8/25/31	87,224
427,339(a)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 2.691% (1 Month USD LIBOR + 60 bps), 11/25/31	433,881
188,029(a)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 2.691% (1 Month USD LIBOR + 60 bps), 11/25/31	190,908
146,042(a)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 2.691% (1 Month USD LIBOR + 60 bps), 7/25/31	148,493
363,766(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 2.991% (1 Month USD LIBOR + 90 bps), 12/25/31	368,617
112,142(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 2.735% (1 Month USD LIBOR + 65 bps), 1/18/32	113,866
178,184(a)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 2.791% (1 Month USD LIBOR + 70 bps), 1/25/32	181,394
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
587,027(a)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 2.991% (1 Month USD LIBOR + 90 bps), 3/25/32	$597,653
1,422,127(a)	Federal National Mortgage Association REMICS, Series 2002-23, Class FA, 2.991% (1 Month USD LIBOR + 90 bps), 4/25/32	1,451,818
208,914(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 2.585% (1 Month USD LIBOR + 50 bps), 5/18/32	210,267
93,620(a)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 3.091% (1 Month USD LIBOR + 100 bps), 7/25/32	95,320
39,262(a)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 2.691% (1 Month USD LIBOR + 60 bps), 8/25/32	39,833
894,912(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 3.085% (1 Month USD LIBOR + 100 bps), 11/18/32	915,563
185,925(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 2.691% (1 Month USD LIBOR + 60 bps), 12/25/32	187,317
134,450(a)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 2.591% (1 Month USD LIBOR + 50 bps), 12/25/32	135,057
172,988(a)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 2.591% (1 Month USD LIBOR + 50 bps), 9/25/32	173,613
80,222(a)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 2.741% (1 Month USD LIBOR + 65 bps), 4/25/30	81,305
194,894(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.591% (1 Month USD LIBOR + 50 bps), 1/25/33	196,315
337,588(a)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 2.591% (1 Month USD LIBOR + 50 bps), 11/25/33	340,243
3,827,454(a)	Federal National Mortgage Association REMICS, Series 2003-126, Class FC, 2.391% (1 Month USD LIBOR + 30 bps), 12/25/33	3,829,095
483,539(a)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 2.591% (1 Month USD LIBOR + 50 bps), 4/25/33	488,039
195,503(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.591% (1 Month USD LIBOR + 50 bps), 5/25/33	195,812
203,591(a)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 2.491% (1 Month USD LIBOR + 40 bps), 6/25/23	204,395
159,087(a)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 2.841% (1 Month USD LIBOR + 75 bps), 2/25/33	162,180
365,510(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.441% (1 Month USD LIBOR + 35 bps), 2/25/33	368,178
921,866(a)	Federal National Mortgage Association REMICS, Series 2003-91, Class FD, 2.591% (1 Month USD LIBOR + 50 bps), 9/25/33	925,912
43,580	Federal National Mortgage Association REMICS, Series 2003-92, Class HP, 4.5%, 9/25/18	43,564
795,638(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.491% (1 Month USD LIBOR + 40 bps), 3/25/34	798,283
2,642,286(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.491% (1 Month USD LIBOR + 40 bps), 4/25/34	2,658,019
261,432(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.491% (1 Month USD LIBOR + 40 bps), 7/25/34	261,528
77,309(a)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 2.541% (1 Month USD LIBOR + 45 bps), 7/25/34	77,837
372,889(a)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 2.391% (1 Month USD LIBOR + 30 bps), 11/25/24	374,081
178,390(a)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 2.391% (1 Month USD LIBOR + 30 bps), 11/25/34	179,157
1,050,968(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 2.391% (1 Month USD LIBOR + 30 bps), 7/25/35	1,053,342
899,489(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 2.341% (1 Month USD LIBOR + 25 bps), 7/25/35	898,304
293,272(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.391% (1 Month USD LIBOR + 30 bps), 10/25/35	293,083
419,363(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.401% (1 Month USD LIBOR + 31 bps), 2/25/35	417,855
65,815(a)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 2.391% (1 Month USD LIBOR + 30 bps), 3/25/36	64,998
156,762(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.441% (1 Month USD LIBOR + 35 bps), 5/25/36	156,173
545,416(a)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 2.401% (1 Month USD LIBOR + 31 bps), 5/25/36	544,955
356,275(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.541% (1 Month USD LIBOR + 45 bps), 6/25/36	358,119
137,365(a)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 2.381% (1 Month USD LIBOR + 29 bps), 7/25/36	137,112
69,195(a)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 2.641% (1 Month USD LIBOR + 55 bps), 8/25/36	69,122
147,829(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.661% (1 Month USD LIBOR + 57 bps), 9/25/36	149,034
996,182(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.491% (1 Month USD LIBOR + 40 bps), 10/25/36	994,128
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
167,346(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.411% (1 Month USD LIBOR + 32 bps), 11/25/36	$166,843
81,221(a)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 2.331% (1 Month USD LIBOR + 24 bps), 12/25/36	81,080
3,290,430(a)	Federal National Mortgage Association REMICS, Series 2007-1, Class NF, 2.341% (1 Month USD LIBOR + 25 bps), 2/25/37	3,289,057
217,692(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.341% (1 Month USD LIBOR + 25 bps), 2/25/37	217,559
2,439,730(a)	Federal National Mortgage Association REMICS, Series 2007-4, Class FM, 2.341% (1 Month USD LIBOR + 25 bps), 2/25/37	2,434,758
210,694(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 2.291% (1 Month USD LIBOR + 20 bps), 2/25/37	209,157
142,670(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.341% (1 Month USD LIBOR + 25 bps), 3/25/37	141,525
200,151(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.341% (1 Month USD LIBOR + 25 bps), 3/25/37	200,220
257,982(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.491% (1 Month USD LIBOR + 40 bps), 5/25/37	258,573
412,693(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.331% (1 Month USD LIBOR + 24 bps), 6/25/37	411,009
37,941(a)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 2.321% (1 Month USD LIBOR + 23 bps), 6/25/37	37,879
140,695(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 2.341% (1 Month USD LIBOR + 25 bps), 6/25/37	139,513
126,861(a)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 2.491% (1 Month USD LIBOR + 40 bps), 7/25/37	127,192
369,463(a)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 2.591% (1 Month USD LIBOR + 50 bps), 9/25/37	372,680
479,057(a)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 2.691% (1 Month USD LIBOR + 60 bps), 10/25/37	485,267
172,825(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.661% (1 Month USD LIBOR + 57 bps), 9/25/37	175,066
95,826(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.641% (1 Month USD LIBOR + 55 bps), 9/25/37	96,572
40,469(a)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 2.541% (1 Month USD LIBOR + 45 bps), 6/25/37	40,656
57,973(a)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 2.641% (1 Month USD LIBOR + 55 bps), 10/25/37	58,604
75,686(a)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 3.091% (1 Month USD LIBOR + 100 bps), 3/25/37	77,141
184,360(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 2.711% (1 Month USD LIBOR + 62 bps), 12/25/37	184,864
74,130(a)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 2.791% (1 Month USD LIBOR + 70 bps), 2/25/38	75,048
7,786,911(a)	Federal National Mortgage Association REMICS, Series 2008-7, Class FA, 2.541% (1 Month USD LIBOR + 45 bps), 2/25/38	7,800,812
273,204(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.311% (1 Month USD LIBOR + 122 bps), 10/25/38	279,516
75,917(a)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 2.641% (1 Month USD LIBOR + 55 bps), 1/25/40	76,720
141,258	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	141,637
31,888(a)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 2.391% (1 Month USD LIBOR + 30 bps), 4/25/25	31,869
107,265(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 2.691% (1 Month USD LIBOR + 60 bps), 5/25/40	108,599
184,237(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 2.591% (1 Month USD LIBOR + 50 bps), 5/25/40	184,876
808,449(a)	Federal National Mortgage Association REMICS, Series 2010-59, Class FP, 2.541% (1 Month USD LIBOR + 45 bps), 9/25/39	809,749
55,568	Federal National Mortgage Association REMICS, Series 2010-83, Class AK, 3.0%, 11/25/18	55,521
328,252	Federal National Mortgage Association REMICS, Series 2010-112, Class AE, 2.0%, 10/25/25	326,042
367,808(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.641% (1 Month USD LIBOR + 55 bps), 5/25/40	371,438
6,455	Federal National Mortgage Association REMICS, Series 2011-42, Class BJ, 3.0%, 8/25/25	6,445
229,432	Federal National Mortgage Association REMICS, Series 2011-58, Class AC, 2.5%, 6/25/24	229,081
3,591,552(a)	Federal National Mortgage Association REMICS, Series 2011-74, Class FQ, 2.391% (1 Month USD LIBOR + 30 bps), 12/25/33	3,577,819
1,960	Federal National Mortgage Association REMICS, Series 2011-107, Class DA, 3.0%, 1/25/29	1,957
39,819(a)	Federal National Mortgage Association REMICS, Series 2011-111, Class DF, 2.491% (1 Month USD LIBOR + 40 bps), 12/25/38	39,919
5,917,782(a)	Federal National Mortgage Association REMICS, Series 2011-124, Class KF, 2.491% (1 Month USD LIBOR + 40 bps), 12/25/40	5,943,008
253,072(a)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 2.591% (1 Month USD LIBOR + 50 bps), 4/25/42	254,585
2,255,786(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 2.31% (1 Month USD LIBOR + 35 bps), 9/25/42	2,243,936
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
935,259(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.311% (1 Month USD LIBOR + 22 bps), 3/25/45	$930,986
75,076(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.643%, 4/25/45	75,582
130,498(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.474%, 6/25/45	137,998
967,374(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.351% (1 Month USD LIBOR + 26 bps), 11/25/46	968,932
2,033,547(c)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	2,022,709
287,574(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 4.991% (1 Month USD LIBOR + 290 bps), 7/25/28	294,999
1,851,673(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2, 4.291% (1 Month USD LIBOR + 220 bps), 10/25/28	1,873,859
750,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.391% (1 Month USD LIBOR + 130 bps), 3/25/29	758,039
533,147(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M1, 2.891% (1 Month USD LIBOR + 80 bps), 4/25/29	533,665
6,047,957(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, 3.291% (1 Month USD LIBOR + 120 bps), 10/25/29	6,115,318
3,549,541(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 3.291% (1 Month USD LIBOR + 120 bps), 8/25/29	3,573,502
1,605,093(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M1, 2.891% (1 Month USD LIBOR + 80 bps), 12/25/29	1,608,089
10,224,724(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.791% (1 Month USD LIBOR + 70 bps), 9/25/30	10,233,575
10,650,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.82%, 5/25/48 (144A)	10,653,515
5,000,000(c)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.542%, 12/25/46 (144A)	5,152,714
7,645,000(c)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.684%, 8/25/45 (144A)	7,671,822
9,900,000(c)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.477%, 5/25/45 (144A)	9,922,398
963,380(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.251% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	970,711
1,915,021(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.001% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	2,004,884
3,601,653(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.001% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	3,693,531
3,919,084(a)	FREMF Mortgage Trust, Series 2015-KLSF, Class B, 6.401% (1 Month USD LIBOR + 440 bps), 11/25/22 (144A)	4,069,225
797,851(a)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.469% (1 Month USD LIBOR + 130 bps), 12/15/34 (144A)	798,102
1,000,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.495%, 12/15/34 (144A)	996,876
11,000,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.495%, 12/15/34 (144A)	10,934,910
129,420(a)	Global Mortgage Securitization, Ltd., Series 2004-A, Class A2, 2.411% (1 Month USD LIBOR + 32 bps), 11/25/32 (144A)	122,872
2,251,192(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.361% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	2,193,000
852,553(a)	Gosforth Funding Plc, Series 2016-1A, Class A1A, 3.043% (3 Month USD LIBOR + 70 bps), 2/15/58 (144A)	854,108
116,447(a)	Government National Mortgage Association, Series 2001-28, Class FB, 2.585% (1 Month USD LIBOR + 50 bps), 6/16/31	117,320
466,257(a)	Government National Mortgage Association, Series 2001-49, Class FC, 2.485% (1 Month USD LIBOR + 40 bps), 12/16/25	468,063
1,140,523(a)	Government National Mortgage Association, Series 2002-21, Class FV, 2.485% (1 Month USD LIBOR + 40 bps), 3/16/32	1,146,605
126,317(a)	Government National Mortgage Association, Series 2002-24, Class FR, 2.635% (1 Month USD LIBOR + 55 bps), 4/16/32	127,394
546,123(a)	Government National Mortgage Association, Series 2002-31, Class FE, 2.585% (1 Month USD LIBOR + 50 bps), 4/16/30	549,561
594,710(a)	Government National Mortgage Association, Series 2002-41, Class FB, 3.084% (1 Month USD LIBOR + 100 bps), 6/20/32	607,133
271,426(a)	Government National Mortgage Association, Series 2003-7, Class FB, 2.285% (1 Month USD LIBOR + 20 bps), 1/16/33	271,999
1,521,517(a)	Government National Mortgage Association, Series 2003-11, Class FA, 2.435% (1 Month USD LIBOR + 35 bps), 2/16/33	1,526,032
610,638(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.335% (1 Month USD LIBOR + 25 bps), 1/16/35	609,895
10,269,506(a)	Government National Mortgage Association, Series 2005-7, Class AF, 2.315% (1 Month USD LIBOR + 23 bps), 2/16/35	10,208,656
585,296(a)	Government National Mortgage Association, Series 2005-16, Class FA, 2.334% (1 Month USD LIBOR + 25 bps), 2/20/35	581,960
197,089(a)	Government National Mortgage Association, Series 2008-69, Class FA, 2.584% (1 Month USD LIBOR + 50 bps), 8/20/38	198,690
202,847(a)	Government National Mortgage Association, Series 2009-66, Class UF, 3.085% (1 Month USD LIBOR + 100 bps), 8/16/39	207,804
1,171,618(a)	Government National Mortgage Association, Series 2009-88, Class MF, 2.684% (1 Month USD LIBOR + 60 bps), 7/20/39	1,182,129
156,953(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 2.765% (1 Month USD LIBOR + 68 bps), 10/16/39	159,134
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
17,601(a)	Government National Mortgage Association, Series 2009-109, Class FA, 2.485% (1 Month USD LIBOR + 40 bps), 5/16/38	$17,602
9,255,779(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.332% (1 Month USD LIBOR + 35 bps), 1/20/47	9,279,150
117,886(a)	Government National Mortgage Association, Series 2010-17, Class AF, 2.484% (1 Month USD LIBOR + 40 bps), 10/20/38	118,113
126,075	Government National Mortgage Association, Series 2010-115, Class YA, 3.0%, 2/16/24	126,188
464,861	Government National Mortgage Association, Series 2010-138, Class PE, 3.0%, 8/20/38	461,053
7,300,000(a)	GPMT, Ltd., Series 2018-FL1, Class A, 2.985% (1 Month USD LIBOR + 90 bps), 11/21/35 (144A)	7,286,389
3,250,000(a)	GPMT, Ltd., Series 2018-FL1, Class AS, 3.285% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	3,249,975
9,750,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.543% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	9,759,065
11,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 2.973% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	11,489,167
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.173% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	3,515,416
8,350,000(c)	GS Mortgage Securities RE-REMIC Trust, Series 2015-FRR1, Class K3A, 4.684%, 6/27/41	8,375,650
1,035,770(a)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.342% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	1,040,040
122,355(a)	GSAA Home Equity Trust, Series 2004-8, Class A3A, 2.831% (1 Month USD LIBOR + 74 bps), 9/25/34	122,429
1,250,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 4.485% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	1,253,845
9,405,082(a)	Home Partners of America Trust, Series 2017-1, Class A, 2.902% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	9,399,228
7,200,000(a)	Home Partners of America Trust, Series 2017-1, Class B, 3.435% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,213,606
1,560,761(a)	HomeBanc Mortgage Trust, Series 2004-2, Class A1, 2.831% (1 Month USD LIBOR + 74 bps), 12/25/34	1,555,819
4,209,268(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.331% (1 Month USD LIBOR + 24 bps), 7/25/35	4,179,998
3,350,334(a)	Homestar Mortgage Acceptance Corp., Series 2004-1, Class A1, 2.731% (1 Month USD LIBOR + 64 bps), 3/25/34	3,303,509
284,894(a)	Homestar Mortgage Acceptance Corp., Series 2004-2, Class AV1, 2.791% (1 Month USD LIBOR + 70 bps), 6/25/34	285,741
333,053(a)	Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV2C, 2.671% (1 Month USD LIBOR + 58 bps), 7/25/34	333,743
840,699(a)	Homestar Mortgage Acceptance Corp., Series 2004-4, Class A3, 3.191% (1 Month USD LIBOR + 110 bps), 9/25/34	837,585
2,450,638(a)	Homestar Mortgage Acceptance Corp., Series 2004-5, Class M2, 3.096% (1 Month USD LIBOR + 101 bps), 10/25/34	2,452,791
4,000,000(a)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.58% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	4,008,745
8,300,000(a)	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 3.585% (1 Month USD LIBOR + 158 bps), 8/5/34 (144A)	8,311,059
10,200,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.073% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	10,303,020
6,850,000(a)	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class B, 3.03% (1 Month USD LIBOR + 96 bps), 8/9/32 (144A)	6,834,898
7,100,000(a)	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class C, 3.13% (1 Month USD LIBOR + 106 bps), 8/9/32 (144A)	7,086,574
8,300,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 3.023% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	8,299,987
12,845,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.773% (1 Month USD LIBOR + 70 bps), 1/15/33 (144A)	12,824,719
3,500,000(a)	Invitation Homes Trust, Series 2015-SFR3, Class B, 3.823% (1 Month USD LIBOR + 175 bps), 8/17/32 (144A)	3,499,992
1,651(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2002-CIB4, Class C, 6.45%, 5/12/34 (144A)	1,648
72,946(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, 4.838%, 7/15/41 (144A)	73,129
49,566(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 2.228% (1 Month USD LIBOR + 16 bps), 5/15/47	49,429
4,280,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, 3.473% (1 Month USD LIBOR + 140 bps), 10/15/29 (144A)	4,280,000
3,470,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 4.023% (1 Month USD LIBOR + 195 bps), 10/15/29 (144A)	3,469,998
720,779(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 4.273% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	721,839
2,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class E, 6.073% (1 Month USD LIBOR + 400 bps), 12/15/30 (144A)	1,996,064
7,765,861(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class A, 3.573% (1 Month USD LIBOR + 150 bps), 10/15/34 (144A)	7,765,781
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
3,500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 3.173% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	$3,506,264
10,000,000(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.841% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	10,009,603
3,189,735(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.591% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	3,165,413
7,334,654(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 2.606%, 5/25/33 (144A)	7,253,597
1,634,302(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 2.5%, 12/25/44 (144A)	1,632,438
4,700,000(a)	Lanark Master Issuer Plc, Series 2018-1A, Class 1A, 2.749% (3 Month USD LIBOR + 42 bps), 12/22/69 (144A)	4,700,536
649,893(a)	Lehman XS Trust, Series 2005-2, Class 1A2, 2.791% (1 Month USD LIBOR + 70 bps), 8/25/35	643,565
6,440,000(a)	LMREC, Inc., Series 2016-CRE2, Class A, 3.784% (1 Month USD LIBOR + 170 bps), 11/24/31 (144A)	6,472,200
163,168(a)	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 3.983% (1 Month USD LIBOR + 200 bps), 5/1/22 (144A)	163,168
4,606,558(a)	LSTAR Securities Investment, Ltd., Series 2017-6, Class A, 3.732% (1 Month USD LIBOR + 175 bps), 9/1/22 (144A)	4,606,558
2,971,741(a)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 3.733% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	2,985,954
2,812,312(a)	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 3.633% (1 Month USD LIBOR + 165 bps), 11/1/22 (144A)	2,824,053
4,054,604(a)	LSTAR Securities Investment, Ltd., Series 2017-9, Class A, 3.642% (1 Month USD LIBOR + 155 bps), 12/1/22 (144A)	4,054,604
9,046,101(a)	LSTAR Securities Investment, Ltd., Series 2018-1, Class A, 3.532% (1 Month USD LIBOR + 155 bps), 2/1/23 (144A)	9,056,035
273,121	MarketPlace Loan Trust, Series 2016-BS1, Class A, 4.5%, 1/15/21 (144A)	272,859
1,359,841(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-C, Class A2, 3.204% (6 Month USD LIBOR + 70 bps), 6/25/28	1,351,164
532,404(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A1, 2.731% (1 Month USD LIBOR + 64 bps), 1/25/29	514,015
136,555(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 3.702%, 1/25/29	135,263
945,010(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 2.731% (1 Month USD LIBOR + 64 bps), 1/25/29	934,556
697,493(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 3.038% (6 Month USD LIBOR + 54 bps), 5/25/29	692,815
58,563(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 3.504% (6 Month USD LIBOR + 100 bps), 7/25/29	58,871
158,586(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 3.505%, 9/25/29	158,255
235,310(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 3.104% (6 Month USD LIBOR + 60 bps), 1/25/30	231,116
2,323,984(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	2,346,480
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 3.323% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,497,679
1,100,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 2.923% (1 Month USD LIBOR + 85 bps), 11/15/34 (144A)	1,099,307
7,650,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 3.073% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	7,645,184
166,031(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 2.361% (1 Month USD LIBOR + 27 bps), 9/25/35	166,210
632,252(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.371% (1 Month USD LIBOR + 28 bps), 11/25/35	634,577
5,739,967(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A4, 2.461% (1 Month USD LIBOR + 37 bps), 11/25/35	5,751,753
8,739,480(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.967%, 6/25/44 (144A)	8,819,033
1,815,432(a)	MortgageIT Trust, Series 2004-1, Class A1, 2.871% (1 Month USD LIBOR + 78 bps), 11/25/34	1,780,967
9,092,406(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.473% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	9,095,213
1,091,480(a)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, 2.513% (1 Month USD LIBOR + 44 bps), 12/15/30	1,057,098
519,952(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.555% (1 Month USD LIBOR + 53 bps), 3/9/21	519,080
2,578,743(a)	NorthStar, Series 2016-1A, Class A, 3.691% (1 Month USD LIBOR + 160 bps), 9/25/31 (144A)	2,582,739
4,765,574(c)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	4,747,390
4,795,792(a)	Oaktown Re, Ltd., Series 2017-1A, Class M1, 4.341% (1 Month USD LIBOR + 225 bps), 4/25/27 (144A)	4,776,365
735,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (144A)	753,190
2,047,197(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.481% (1 Month USD LIBOR + 39 bps), 11/25/35	2,018,738
1,073,338(a)	Pepper Residential Securities Trust No. 17, Series 17A, Class A1UA, 3.146% (1 Month USD LIBOR + 110 bps), 3/10/58 (144A)	1,074,232
3,907,087(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.996% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	3,906,481
4,000,000(a)	Pepper Residential Securities Trust No. 19, Series 19A, Class A1U1, 2.396% (1 Month USD LIBOR + 35 bps), 10/12/18 (144A)	$3,997,484
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
4,500,000(a)	Pepper Residential Securities Trust No. 20, Series 20A, Class A1U1, 2.585% (1 Month USD LIBOR + 50 bps), 3/16/19 (144A)	4,495,293
7,250,000(a)	Permanent Master Issuer Plc, Series 2018-1A, Class 1A1, 2.747% (3 Month USD LIBOR + 38 bps), 7/15/58 (144A)	7,251,537
2,294,351(a)	PFP, Ltd., Series 2017-3, Class A, 3.123% (1 Month USD LIBOR + 105 bps), 1/14/35 (144A)	2,295,082
675,812(c)	PMT Loan Trust, Series 2013-J1, Class A6, 3.5%, 9/25/43 (144A)	674,919
10,326,557(a)	Progress Residential Trust, Series 2016-SFR1, Class A, 3.585% (1 Month USD LIBOR + 150 bps), 9/17/33 (144A)	10,342,300
1,944,000(a)	Progress Residential Trust, Series 2016-SFR1, Class C, 4.585% (1 Month USD LIBOR + 250 bps), 9/17/33 (144A)	1,948,083
1,698,325(a)	Progress Residential Trust, Series 2016-SFR2, Class A, 3.485% (1 Month USD LIBOR + 140 bps), 1/17/34 (144A)	1,704,019
2,400,000(a)	Progress Residential Trust, Series 2016-SFR2, Class B, 3.835% (1 Month USD LIBOR + 175 bps), 1/17/34 (144A)	2,407,996
10,580,000(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.491% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	10,576,122
4,679,746(a)	RAIT Trust, Series 2017-FL7, Class A, 3.023% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	4,681,768
3,087(a)	RALI Trust, Series 2002-QS16, Class A2, 2.641% (1 Month USD LIBOR + 55 bps), 10/25/17	3,105
737,007(a)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.941% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	737,006
1,391,402	ReadyCap Mortgage Trust, Series 2016-3, Class A, 2.94%, 11/20/38 (144A)	1,381,230
2,868,978(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.496% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	2,506,070
6,000,000(a)	Resimac MBS Trust, Series 2018-1A, Class A1, 2.839% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	6,000,000
1,000,127(a)	Resimac Premier, Series 2014-1A, Class A1, 3.026% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	1,000,994
2,082,286(a)	Resimac Premier, Series 2016-1A, Class A1, 3.436% (1 Month USD LIBOR + 139 bps), 10/10/47 (144A)	2,088,129
4,976,842(a)	Resimac Premier, Series 2017-1A, Class A1A, 2.996% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	4,986,173
10,094,211(a)	Resource Capital Corp., Ltd., Series 2017-CRE5, Class A, 2.873% (1 Month USD LIBOR + 80 bps), 7/15/34 (144A)	10,094,204
11,582,850(a)	RETL, Series 2018-RVP, Class A, 3.173% (1 Month USD LIBOR + 110 bps), 3/15/33 (144A)	11,632,414
562,500(a)	Silver Creek CLO, Ltd., Series 2014-1A, Class X, 3.209% (3 Month USD LIBOR + 85 bps), 7/20/30 (144A)	563,071
5,600,000(a)	Silverstone Master Issuer Plc, Series 2018-1A, Class 1A, 2.75% (3 Month USD LIBOR + 39 bps), 1/21/70 (144A)	5,590,917
7,820,000(a)	STACR Trust, Series 2018-HRP1, Class M2A, 3.741% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	7,882,875
7,500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.255% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	7,506,323
8,300,000(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 3.184% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	8,299,938
62,746(a)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 1998-8, Class M1, 3.031% (1 Month USD LIBOR + 94 bps), 8/25/28	64,242
5,850,335(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	5,850,173
6,420,000(a)	Symphony CLO VIII LP, Series 2012-8A, Class BR, 3.645% (1 Month USD LIBOR + 175 bps), 1/9/23 (144A)	6,421,316
3,675,000(a)	TCI-Symphony CLO, Ltd., Series 2017-1A, Class X, 3.148% (3 Month USD LIBOR + 80 bps), 7/15/30 (144A)	3,677,418
5,013,494(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.396% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	5,022,992
643,722(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.41% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	653,616
1,730,538	VSD LLC, Series 2017-PLT1, 3.95%, 12/25/43	1,729,281
1,177,612(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class B, 2.789%, 11/23/43 (144A)	1,176,248
5,677,000(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 2.921%, 11/23/43 (144A)	5,689,593
11,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.398% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	11,805,529
411,195(a)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1, 4.941% (1 Month USD LIBOR + 285 bps), 11/25/25 (144A)	413,700
9,497,251(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	9,450,505
10,447,887(c)	WinWater Mortgage Loan Trust, Series 2015-3, Class A17, 2.5%, 3/20/45 (144A)	10,262,599
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,006,128,969)	$1,006,184,010
	CORPORATE BONDS - 23.6% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.2%
	Automobile Manufacturers - 1.2%
2,650,000(a)	Daimler Finance North America LLC, 2.979% (3 Month USD LIBOR + 62 bps), 10/30/19 (144A)	$2,664,891
4,005,000(a)	Ford Motor Credit Co., LLC, 2.793% (3 Month USD LIBOR + 43 bps), 11/2/20	3,989,676
5,295,000(a)	Ford Motor Credit Co., LLC, 3.156% (3 Month USD LIBOR + 83 bps), 3/12/19	5,311,559
780,000(a)	Ford Motor Credit Co., LLC, 3.293% (3 Month USD LIBOR + 93 bps), 11/4/19	785,379
2,980,000(a)	Ford Motor Credit Co., LLC, 3.331% (3 Month USD LIBOR + 100 bps), 1/9/20	3,001,135
Principal
Amount
USD ($)		Value
	Automobile Manufacturers – (continued)
1,970,000(a)	Nissan Motor Acceptance Corp., 2.726% (3 Month USD LIBOR + 39 bps), 9/28/20 (144A)	$1,971,285
3,530,000(a)	Nissan Motor Acceptance Corp., 2.732% (3 Month USD LIBOR + 39 bps), 7/13/20 (144A)	3,534,669
2,650,000(a)	Nissan Motor Acceptance Corp., 2.853% (3 Month USD LIBOR + 52 bps), 9/13/19 (144A)	2,659,550
6,750,000(a)	Nissan Motor Acceptance Corp., 2.861% (3 Month USD LIBOR + 52 bps), 3/15/21 (144A)	6,761,094
1,000,000(a)	Nissan Motor Acceptance Corp., 3.331% (3 Month USD LIBOR + 101 bps), 3/8/19 (144A)	1,005,736
3,205,000(a)	Toyota Motor Credit Corp., 2.613% (3 Month USD LIBOR + 26 bps), 4/17/20	3,213,985
3,000,000(a)	Toyota Motor Credit Corp., 2.696% (3 Month USD LIBOR + 37 bps), 3/12/20	3,011,486
3,063,000(a)	Toyota Motor Credit Corp., 2.795% (3 Month USD LIBOR + 44 bps), 10/18/19	3,076,092
5,321,000(a)	Toyota Motor Credit Corp., 2.802% (3 Month USD LIBOR + 46 bps), 7/13/18	5,321,985
4,400,000(a)	Toyota Motor Credit Corp., 3.151% (3 Month USD LIBOR + 82 bps), 2/19/19	4,421,963
4,725,000	Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 (144A)	4,686,468
	Total Automobiles & Components	$55,416,953
	BANKS - 8.6%
	Diversified Banks - 6.7%
16,330,000(a)	ABN AMRO Bank NV, 2.995% (3 Month USD LIBOR + 64 bps), 1/18/19 (144A)	$16,373,928
4,155,000	Bank of America Corp., 2.6%, 1/15/19	4,152,364
6,142,000(a)	Bank of America Corp., 3.207% (3 Month USD LIBOR + 87 bps), 4/1/19	6,177,358
6,585,000(a)	Bank of America Corp., 3.388% (3 Month USD LIBOR + 104 bps), 1/15/19	6,618,146
3,100,000(a)	Bank of America Corp., 3.519% (3 Month USD LIBOR + 116 bps), 1/20/23	3,149,151
9,478,000	Bank of Montreal, 1.5%, 7/18/19	9,347,488
1,300,000	Bank of Montreal, 1.75%, 9/11/19	1,283,357
1,525,000(a)	Bank of Montreal, 2.781% (3 Month USD LIBOR + 44 bps), 6/15/20	1,529,994
2,665,000(a)	Bank of Montreal, 2.968% (3 Month USD LIBOR + 61 bps), 7/31/18	2,666,844
2,540,000(a)	Bank of Montreal, 3.005% (3 Month USD LIBOR + 65 bps), 7/18/19	2,552,883
6,615,000	Banque Federative du Credit Mutuel SA, 2.5%, 10/29/18 (144A)	6,612,534
4,290,000	Banque Federative du Credit Mutuel SA, 2.75%, 1/22/19 (144A)	4,288,159
3,930,000(a)	Banque Federative du Credit Mutuel SA, 2.849% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	3,943,320
6,750,000	BPCE SA, 2.5%, 7/15/19	6,706,206
2,610,000(a)	Canadian Imperial Bank of Commerce, 2.834% (3 Month USD LIBOR + 52 bps), 9/6/19	2,623,481
3,800,000(a)	Citibank NA, 2.595% (3 Month USD LIBOR + 26 bps), 9/18/19	3,800,492
4,450,000(a)	Citibank NA, 2.678% (3 Month USD LIBOR + 32 bps), 5/1/20	4,453,186
4,100,000(a)	Citigroup, Inc., 3.127% (3 Month USD LIBOR + 79 bps), 1/10/20	4,128,211
3,140,000(a)	Citigroup, Inc., 3.239% (3 Month USD LIBOR + 88 bps), 7/30/18	3,142,328
1,500,000(a)	Citigroup, Inc., 3.249% (3 Month USD LIBOR + 93 bps), 6/7/19	1,509,244
4,630,000	Citizens Bank NA, 2.5%, 3/14/19	4,619,497
3,840,000(a)	Citizens Bank NA, 2.861% (3 Month USD LIBOR + 54 bps), 3/2/20	3,847,890
3,840,000(a)	Citizens Bank NA, 2.889% (3 Month USD LIBOR + 57 bps), 5/26/20	3,850,651
4,470,000(a)	Cooperatieve Rabobank UA, 2.792% (3 Month USD LIBOR + 43 bps), 4/26/21	4,473,308
7,295,000(a)	Cooperatieve Rabobank UA, 2.879% (3 Month USD LIBOR + 51 bps), 8/9/19	7,327,426
11,340,000(a)	Danske Bank AS, 2.894% (3 Month USD LIBOR + 58 bps), 9/6/19 (144A)	11,385,418
3,325,000	Discover Bank, 2.6%, 11/13/18	3,323,076
14,546,000(a)	DNB Bank ASA, 2.707% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	14,571,280
6,275,000(a)	Federation des Caisses Desjardins du Quebec, 2.689% (3 Month USD LIBOR + 33 bps), 10/30/20 (144A)	6,276,376
6,770,000(a)	HSBC Holdings Plc, 2.926% (3 Month USD LIBOR + 60 bps), 5/18/21	6,779,864
3,860,000	ING Bank NV, 2.0%, 11/26/18 (144A)	3,849,837
1,395,000	ING Bank NV, 2.05%, 8/17/18 (144A)	1,394,144
100,000(a)	ING Bank NV, 2.953% (3 Month USD LIBOR + 61 bps), 8/15/19 (144A)	100,379
3,190,000(a)	ING Bank NV, 3.101% (3 Month USD LIBOR + 78 bps), 8/17/18 (144A)	3,193,329
700,000(a)	ING Bank NV, 3.291% (3 Month USD LIBOR + 97 bps), 8/17/20 (144A)	709,050
2,675,000(a)	ING Bank NV, 3.462% (3 Month USD LIBOR + 113 bps), 3/22/19 (144A)	2,693,152
4,230,000	JPMorgan Chase & Co., 2.35%, 1/28/19	4,223,299
4,260,000(a)	JPMorgan Chase Bank NA, 2.605% (3 Month USD LIBOR + 25 bps), 2/13/20	4,258,887
4,470,000(a)	JPMorgan Chase Bank NA, 2.702% (3 Month USD LIBOR + 34 bps), 4/26/21	4,471,077
3,910,000(a)	JPMorgan Chase Bank NA, 2.78% (3 Month USD LIBOR + 45 bps), 9/21/18	3,912,145
8,845,000(a)	Lloyds Bank Plc, 2.853% (3 Month USD LIBOR + 49 bps), 5/7/21	8,857,501
3,750,000(a)	Lloyds Bank Plc, 3.101% (3 Month USD LIBOR + 78 bps), 8/17/18	3,753,942
2,800,000(a)	Mizuho Bank, Ltd., 3.549% (3 Month USD LIBOR + 119 bps), 10/20/18 (144A)	2,808,147
4,015,000(a)	Mizuho Securities USA LLC, 2.67% (3 Month USD LIBOR + 34 bps), 9/21/18 (144A)	4,015,778
3,350,000(a)	Nordea Bank AB, 2.789% (3 Month USD LIBOR + 47 bps), 5/29/20 (144A)	3,360,753
4,515,000(a)	Nordea Bank AB, 2.954% (3 Month USD LIBOR + 62 bps), 9/30/19 (144A)	4,539,497
3,600,000(a)	Nordea Bank AB, 3.175% (3 Month USD LIBOR + 84 bps), 9/17/18 (144A)	3,605,523
3,500,000(a)	Royal Bank of Canada, 2.559% (3 Month USD LIBOR + 24 bps), 8/29/19	3,502,109
3,960,000(a)	Royal Bank of Canada, 2.602% (3 Month USD LIBOR + 24 bps), 10/26/20	3,961,693
3,115,000(a)	Royal Bank of Canada, 2.701% (3 Month USD LIBOR + 38 bps), 3/2/20	3,124,731
2,500,000(a)	Royal Bank of Canada, 2.839% (3 Month USD LIBOR + 48 bps), 7/29/19	2,507,957
1,325,000(a)	Royal Bank of Canada, 2.899% (3 Month USD LIBOR + 54 bps), 7/30/18	1,325,663
4,480,000(a)	Skandinaviska Enskilda Banken AB, 2.751% (3 Month USD LIBOR + 43 bps), 5/17/21 (144A)	4,476,008
9,025,000(a)	Skandinaviska Enskilda Banken AB, 2.903% (3 Month USD LIBOR + 57 bps), 9/13/19 (144A)	9,065,914
3,950,000(a)	Sumitomo Mitsui Banking Corp., 2.665% (3 Month USD LIBOR + 31 bps), 10/18/19	3,954,108
4,345,000(a)	Sumitomo Mitsui Banking Corp., 2.703% (3 Month USD LIBOR + 35 bps), 1/17/20	4,344,909
6,445,000(a)	Sumitomo Mitsui Banking Corp., 2.877% (3 Month USD LIBOR + 54 bps), 1/11/19	6,458,785
3,279,000(a)	Sumitomo Mitsui Banking Corp., 3.025% (3 Month USD LIBOR + 67 bps), 10/19/18	3,284,189
3,115,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 2.824% (3 Month USD LIBOR + 51 bps), 3/6/19 (144A)	3,120,287
5,700,000(a)	Svenska Handelsbanken AB, 2.681% (3 Month USD LIBOR + 36 bps), 9/8/20	5,710,633
3,750,000(a)	Svenska Handelsbanken AB, 2.804% (3 Month USD LIBOR + 49 bps), 9/6/19	3,762,995
Principal
Amount
USD ($)		Value
	Diversified Banks - (continued)
6,845,000(a)	Svenska Handelsbanken AB, 2.825% (3 Month USD LIBOR + 49 bps), 6/17/19	$6,867,034
4,145,000(a)	Toronto-Dominion Bank, 2.775% (3 Month USD LIBOR + 42 bps), 1/18/19	4,153,040
5,360,000(a)	Toronto-Dominion Bank, 2.902% (3 Month USD LIBOR + 54 bps), 7/23/18	5,362,263
2,600,000(a)	Toronto-Dominion Bank, 3.005% (3 Month USD LIBOR + 65 bps), 8/13/19	2,613,569
4,000,000(a)	UBS AG, 2.78% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	4,000,664
3,650,000(a)	US Bancorp, 2.76% (3 Month USD LIBOR + 40 bps), 4/25/19	3,659,874
3,795,000(a)	Wells Fargo & Co., 3.039% (3 Month USD LIBOR + 68 bps), 1/30/20	3,820,065
3,125,000(a)	Wells Fargo & Co., 3.469% (3 Month USD LIBOR + 111 bps), 1/24/23	3,172,215
4,450,000(a)	Wells Fargo & Co., 3.661% (3 Month USD LIBOR + 134 bps), 3/4/21	4,554,330
		$318,062,935
	Regional Banks - 1.9%
3,970,000(a)	BB&T Corp., 2.578% (3 Month USD LIBOR + 22 bps), 2/1/21	$3,957,555
3,065,000(a)	BB&T Corp., 3.063% (3 Month USD LIBOR + 72 bps), 1/15/20	3,085,599
2,000,000	Branch Banking & Trust Co., 2.3%, 10/15/18	1,998,824
3,000,000(a)	Branch Banking & Trust Co., 2.798% (3 Month USD LIBOR + 45 bps), 1/15/20	3,011,766
4,000,000(a)	Capital One NA, 3.098% (3 Month USD LIBOR + 77 bps), 9/13/19	4,021,557
4,000,000(a)	Capital One NA, 3.471% (3 Month USD LIBOR + 115 bps), 8/17/18	4,002,828
4,635,000	Credit Suisse AG, 2.3%, 5/28/19	4,612,723
2,565,000	Credit Suisse AG, 5.3%, 8/13/19	2,630,198
4,005,000(a)	Fifth Third Bank, 2.609% (3 Month USD LIBOR + 25 bps), 10/30/20	4,001,294
455,000(a)	Fifth Third Bank, 2.927% (3 Month USD LIBOR + 59 bps), 9/27/19	456,328
4,410,000	Manufacturers & Traders Trust Co., 2.25%, 7/25/19	4,380,406
6,300,000	Manufacturers & Traders Trust Co., 2.3%, 1/30/19	6,286,440
3,540,000	PNC Bank NA, 1.85%, 7/20/18	3,539,183
9,680,000(a)	PNC Bank NA, 2.719% (3 Month USD LIBOR + 40 bps), 12/7/18	9,694,378
7,800,000(a)	SunTrust Bank, 2.889% (3 Month USD LIBOR + 53 bps), 1/31/20	7,827,464
9,635,000(a)	UBS AG, 2.995% (3 Month USD LIBOR + 64 bps), 8/14/19	9,676,115
3,960,000(a)	US Bank NA, 2.502% (3 Month USD LIBOR + 14 bps), 10/23/20	3,950,924
2,965,000(a)	US Bank NA, 2.679% (3 Month USD LIBOR + 32 bps), 1/24/20	2,971,324
4,450,000(a)	US Bank NA, 2.682% (3 Month USD LIBOR + 32 bps), 4/26/21	4,450,875
1,055,000(a)	US Bank NA, 2.772% (3 Month USD LIBOR + 41 bps), 4/26/19	1,057,183
3,224,000(a)	Wells Fargo Bank NA, 2.578% (3 Month USD LIBOR + 23 bps), 1/15/20	3,222,904
3,775,000(a)	Wells Fargo Bank NA, 2.93% (3 Month USD LIBOR + 60 bps), 5/24/19	3,791,469
		$92,627,337
	Total Banks	$410,690,272
	CAPITAL GOODS - 0.7%
	Aerospace & Defense - 0.5%
6,680,000	Boeing Co., 6.0%, 3/15/19	$6,831,036
6,171,000	Lockheed Martin Corp., 1.85%, 11/23/18	6,152,302
9,335,000(a)	United Technologies Corp., 2.708% (3 Month USD LIBOR + 35 bps), 11/1/19	9,366,439
		$22,349,777
	Construction Machinery & Heavy Trucks - 0.1%
2,810,000(a)	Caterpillar Financial Services Corp., 2.51% (3 Month USD LIBOR + 18 bps), 5/15/20	$2,810,908
4,480,000(a)	Caterpillar Financial Services Corp., 2.571% (3 Month USD LIBOR + 23 bps), 3/15/21	4,483,468
		$7,294,376
	Industrial Conglomerates - 0.0%†
780,000(a)	General Electric Co., 3.148% (3 Month USD LIBOR + 80 bps), 4/15/20	$785,118

	Trading Companies & Distributors - 0.1%
5,010,000(a)	GATX Corp., 3.083% (3 Month USD LIBOR + 72 bps), 11/5/21	$5,032,910
	Total Capital Goods	$35,462,181
	DIVERSIFIED FINANCIALS - 2.4%
	Asset Management & Custody Banks - 0.3%
6,138,000	Bank of New York Mellon Corp., 2.2%, 5/15/19	$6,112,806
2,960,000(a)	Bank of New York Mellon Corp., 2.807% (3 Month USD LIBOR + 48 bps), 9/11/19	2,974,407
1,047,000(a)	Bank of New York Mellon Corp., 2.918% (3 Month USD LIBOR + 56 bps), 8/1/18	1,047,660
3,000,000(a)	State Street Corp., 3.226% (3 Month USD LIBOR + 90 bps), 8/18/20	3,045,054
		$13,179,927
	Consumer Finance - 1.1%
3,970,000(a)	American Express Co., 2.689% (3 Month USD LIBOR + 33 bps), 10/30/20	$3,975,227
4,430,000(a)	American Express Credit Corp., 2.684% (3 Month USD LIBOR + 33 bps), 5/3/19	4,437,827
3,115,000(a)	American Express Credit Corp., 2.751% (3 Month USD LIBOR + 43 bps), 3/3/20	3,122,189
3,085,000(a)	American Express Credit Corp., 2.929% (3 Month USD LIBOR + 57 bps), 10/30/19	3,098,886
4,366,000	American Honda Finance Corp., 1.2%, 7/12/19	4,298,343
1,810,000(a)	American Honda Finance Corp., 2.512% (3 Month USD LIBOR + 15 bps), 1/22/19	1,810,450
4,275,000(a)	American Honda Finance Corp., 2.565% (3 Month USD LIBOR + 21 bps), 2/12/21	4,277,489
2,000,000(a)	American Honda Finance Corp., 2.695% (3 Month USD LIBOR + 34 bps), 2/14/20	2,004,229
4,005,000(a)	Capital One Financial Corp., 2.809% (3 Month USD LIBOR + 45 bps), 10/30/20	3,989,883
2,187,000	Caterpillar Financial Services Corp., 2.45%, 9/6/18	2,187,079
2,245,000	General Motors Financial Co., Inc., 2.4%, 5/9/19	2,234,539
2,323,000(a)	General Motors Financial Co., Inc., 3.819% (3 Month USD LIBOR + 145 bps), 5/9/19	2,343,508
9,320,000(a)	General Motors Financial Co., Inc., 4.408% (3 Month USD LIBOR + 206 bps), 1/15/19	9,410,605
4,680,000(a)	PACCAR Financial Corp., 2.613% (3 Month USD LIBOR + 26 bps), 5/10/21	4,679,887
		$51,870,141
Principal
Amount
USD ($)		Value
	Investment Banking & Brokerage - 0.7%
6,890,000(a)	Charles Schwab Corp., 2.649% (3 Month USD LIBOR + 32 bps), 5/21/21	$6,917,966
2,703,000(a)	Goldman Sachs Group, Inc., 3.382% (3 Month USD LIBOR + 102 bps), 10/23/19	2,728,003
3,325,000(a)	Goldman Sachs Group, Inc., 3.443% (3 Month USD LIBOR + 110 bps), 11/15/18	3,337,417
4,420,000	Goldman Sachs Group, Inc., 7.5%, 2/15/19	4,542,095
3,945,000	Macquarie Group, Ltd., 3.0%, 12/3/18 (144A)	3,948,809
429,000	Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)	449,043
3,130,000(a)	Morgan Stanley, 3.209% (3 Month USD LIBOR + 85 bps), 1/24/19	3,142,094
7,360,000(a)	Morgan Stanley, 3.733% (3 Month USD LIBOR + 138 bps), 2/1/19	7,408,391
		$32,473,818
	Multi-Sector Holdings - 0.1%
3,600,000(a)	Berkshire Hathaway Finance Corp., 2.603% (3 Month USD LIBOR + 26 bps), 8/15/19	$3,609,768
3,315,000(a)	Berkshire Hathaway, Inc., 2.513% (3 Month USD LIBOR + 15 bps), 8/6/18	3,316,040
		$6,925,808
	Specialized Finance - 0.2%
3(a)	Ambac LSNI LLC, 7.337% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	$3
4,720,000	MassMutual Global Funding II, 1.55%, 10/11/19 (144A)	4,641,958
1,000,000	MassMutual Global Funding II, 2.1%, 8/2/18 (144A)	999,745
1,454,000(a)	Moody's Corp., 2.671% (3 Month USD LIBOR + 35 bps), 9/4/18	1,454,346
3,812,000	Moody's Corp., 2.75%, 7/15/19	3,804,190
		$10,900,242
	Total Diversified Financials	$115,349,936
	ENERGY - 1.1%
	Integrated Oil & Gas - 0.6%
2,580,000	BP Capital Markets Plc, 1.676%, 5/3/19	$2,559,342
1,000,000	BP Capital Markets Plc, 1.768%, 9/19/19	987,549
1,905,000	BP Capital Markets Plc, 2.237%, 5/10/19	1,897,519
1,013,000(a)	BP Capital Markets Plc, 2.893% (3 Month USD LIBOR + 54 bps), 5/10/19	1,016,740
2,616,000(a)	BP Capital Markets Plc, 3.205% (3 Month USD LIBOR + 87 bps), 9/16/21	2,664,977
1,383,000	Chevron Corp., 1.686%, 2/28/19	1,374,346
3,115,000(a)	Chevron Corp., 2.531% (3 Month USD LIBOR + 21 bps), 3/3/20	3,122,268
1,385,000(a)	Chevron Corp., 2.84% (3 Month USD LIBOR + 51 bps), 11/16/18	1,388,218
3,652,000(a)	Chevron Corp., 3.28% (3 Month USD LIBOR + 95 bps), 5/16/21	3,737,877
3,132,000(a)	Shell International Finance BV, 2.676% (3 Month USD LIBOR + 35 bps), 9/12/19	3,143,164
7,715,000(a)	Shell International Finance BV, 2.933% (3 Month USD LIBOR + 58 bps), 11/10/18	7,731,530
		$29,623,530
	Oil & Gas Equipment & Services - 0.1%
4,255,000	Schlumberger Holdings Corp., 2.35%, 12/21/18 (144A)	$4,246,654
	Oil & Gas Refining & Marketing - 0.1%
4,380,000(a)	Phillips 66, 2.919% (3 Month USD LIBOR + 60 bps), 2/26/21	$4,386,806
	Oil & Gas Storage & Transportation - 0.3%
8,170,000	Enable Midstream Partners LP, 2.4%, 5/15/19	$8,118,415
3,915,000	ONEOK Partners LP, 3.2%, 9/15/18	3,917,325
4,088,000	TransCanada PipeLines, Ltd., 7.125%, 1/15/19	4,182,559
		$16,218,299
	Total Energy	$54,475,289
	FOOD & STAPLES RETAILING - 0.4%
	Drug Retail - 0.3%
13,230,000(a)	CVS Health Corp., 2.957% (3 Month USD LIBOR + 63 bps), 3/9/20	$13,280,985
	Food Retail - 0.1%
6,590,000(a)	Alimentation Couche-Tard, Inc., 2.833% (3 Month USD LIBOR + 50 bps), 12/13/19 (144A)	$6,595,147
	Total Food & Staples Retailing	$19,876,132
	FOOD, BEVERAGE & TOBACCO - 0.5%
	Brewers - 0.1%
3,569,000(a)	Anheuser-Busch InBev Finance, Inc., 2.758% (3 Month USD LIBOR + 40 bps), 2/1/19	$3,576,194
	Packaged Foods & Meats - 0.2%
9,480,000(a)	Mondelez International Holdings Netherlands BV, 2.969% (3 Month USD LIBOR + 61 bps), 10/28/19 (144A)	$9,515,666
900,000(a)	Tyson Foods, Inc., 2.871% (3 Month USD LIBOR + 55 bps), 6/2/20	901,391
		$10,417,057
	Tobacco - 0.2%
3,635,000(a)	BAT Capital Corp., 2.945% (3 Month USD LIBOR + 59 bps), 8/14/20 (144A)	$3,647,116
3,990,000	Philip Morris International, Inc., 1.375%, 2/25/19	3,960,594
		$7,607,710
	Total Food, Beverage & Tobacco	$21,600,961
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Distributors - 0.1%
4,385,000	Cardinal Health, Inc., 1.948%, 6/14/19	$4,348,549
	Health Care Equipment - 0.1%
3,990,000(a)	Becton Dickinson & Co., 3.211% (3 Month USD LIBOR + 88 bps), 12/29/20	$3,996,519
2,680,000(a)	Medtronic, Inc., 3.141% (3 Month USD LIBOR + 80 bps), 3/15/20	2,709,156
		$6,705,675
Principal
Amount
USD ($)		Value
	Managed Health Care - 0.3%
1,148,000	Anthem, Inc., 2.3%, 7/15/18	$1,147,855
7,975,000	UnitedHealth Group, Inc., 1.9%, 7/16/18	7,973,565
5,945,000(a)	UnitedHealth Group, Inc., 2.418% (3 Month USD LIBOR + 7 bps), 10/15/20	5,937,983
		$15,059,403
	Total Health Care Equipment & Services	$26,113,627
	INSURANCE - 6.0%
	Life & Health Insurance - 0.8%
7,510,000(a)	AIG Global Funding, 2.817% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$7,514,502
4,510,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	4,466,432
6,818,000	Protective Life Corp., 7.375%, 10/15/19	7,177,705
4,765,000(a)	Protective Life Global Funding, 2.856% (3 Month USD LIBOR + 52 bps), 6/28/21 (144A)	4,763,628
3,945,000	Prudential Financial, Inc., 2.3%, 8/15/18	3,943,913
5,450,000(a)	Prudential Financial, Inc., 3.123% (3 Month USD LIBOR + 78 bps), 8/15/18	5,454,922
4,715,000	Prudential Financial, Inc., 7.375%, 6/15/19	4,910,799
		$38,231,901
	Multi-line Insurance - 0.4%
3,371,000	Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)	$3,318,760
550,000	Metropolitan Life Global Funding I, 1.75%, 9/19/19 (144A)	541,944
3,705,000(a)	Metropolitan Life Global Funding I, 2.546% (3 Month USD LIBOR + 22 bps), 9/19/19 (144A)	3,711,098
5,090,000(a)	Metropolitan Life Global Funding I, 2.726% (3 Month USD LIBOR + 40 bps), 6/12/20 (144A)	5,115,324
2,940,000(a)	Metropolitan Life Global Funding I, 2.756% (3 Month USD LIBOR + 43 bps), 12/19/18 (144A)	2,944,833
1,250,000(a)	New York Life Global Funding, 2.505% (3 Month USD LIBOR + 18 bps), 7/6/18 (144A)	1,250,044
4,204,000(a)	New York Life Global Funding, 2.749% (3 Month USD LIBOR + 39 bps), 10/24/19 (144A)	4,224,753
		$21,106,756
	Property & Casualty Insurance - 0.2%
4,700,000(a)	Allstate Corp., 2.764% (3 Month USD LIBOR + 43 bps), 3/29/21	$4,702,241
2,611,000	Chubb INA Holdings, Inc., 5.9%, 6/15/19	2,685,224
		$7,387,465
	Reinsurance - 4.6%
1,500,000+(d)(e)	Ailsa Re 2017, Variable Rate Notes, 6/15/19	$1,500,000
1,500,000+(d)(e)	Ailsa Re 2018, Variable Rate Notes, 6/15/19	1,500,000
250,000(a)	Akibare Re, 4.227% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A) (Cat Bond)	251,875
500,000(a)	Akibare Re, 4.237% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A) (Cat Bond)	503,250
2,300,000(a)	Alamo Re, 5.165% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A) (Cat Bond)	2,297,010
2,000,000(a)	Alamo Re, 6.765% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A) (Cat Bond)	2,025,800
1,500,000(a)	Aozora Re, 4.166% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A) (Cat Bond)	1,513,350
500,000(a)	Aozora Re, 4.581% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A) (Cat Bond)	504,250
500,000+(d)(e)	Arlington Re 2015, Variable Rate Notes, 8/1/18	24,300
750,000+(d)(e)	Arlington Re 2016, Variable Rate Notes, 8/31/18	97,875
1,250,000+(d)(e)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	82,750
4,735,167+(d)(e)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	4,851,179
1,500,000+(d)(e)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	1,585,200
2,650,000(a)	Bonanza Re, 5.911% (6 Month USD LIBOR + 375 bps), 12/31/19 (144A) (Cat Bond)	2,640,725
750,000(a)	Bosphorus Re, 5.53% (6 Month USD LIBOR + 325 bps), 8/17/18 (144A) (Cat Bond)	752,100
4,500,000(a)	Bowline Re, 6.417% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A) (Cat Bond)	4,490,100
2,250,000(a)	Caelus Re IV, 7.45% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A) (Cat Bond)	2,282,400
1,000,000(a)	Caelus Re V, 5.17% (3 Month U.S. Treasury Bill + 325 bps), 6/5/20 (144A) (Cat Bond)	975,000
500,000(a)	Caelus Re V, 5.42% (3 Month U.S. Treasury Bill + 350 bps), 6/7/21 (144A) (Cat Bond)	498,950
1,250,000(a)	Caelus Re V, 6.42% (3 Month U.S. Treasury Bill + 450 bps), 6/5/20 (144A) (Cat Bond)	619,875
750,000(a)	Caelus Re V, 6.42% (3 Month U.S. Treasury Bill + 450 bps), 6/7/21 (144A) (Cat Bond)	748,875
750,000+(d)(e)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	20,250
2,000,000+(d)(e)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	508,400
1,500,000+(d)(e)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	1,552,950
2,500,000(a)	Casablanca Re, 5.814% (6 Month USD LIBOR + 375 bps), 6/4/20 (144A) (Cat Bond)	2,511,000
1,500,000+(d)(e)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	1,518,900
1,000,000+(d)(e)	Cerulean Re 2018, Variable Rate Notes, 6/15/19	946,370
3,475,000(a)	Citrus Re, 2.415% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A) (Cat Bond)	2,571,500
3,000,000(a)	Cranberry Re, 4.093% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	3,026,100
9,500,000(a)	Cranberry Re, 5.815% (3 Month U.S. Treasury Bill + 390 bps), 7/6/18 (144A) (Cat Bond)	9,493,350
1,000,000+(d)(e)	Cypress Re 2017, Variable Rate Notes, 1/10/19	457,600
2,500,000+(d)(e)	Cypress Re 2018-1, Variable Rate Notes, 1/15/19	2,374,500
2,500,000+(d)(e)	Denning Re 2017, Variable Rate Notes, 7/13/19	2,506,250
2,000,000+(d)(e)	EC0012 Re, Variable Rate Notes, 6/15/19	1,948,600
318,532+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	182,933
437,500+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	255,019
1,500,000+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	1,567,950
2,268,098+(d)(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	2,369,482
500,000(a)	Fortius Re II, 5.208% (6 Month USD LIBOR + 375 bps), 7/7/21 (144A) (Cat Bond)	500,600
2,900,000(a)	Galilei Re, 6.178% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A) (Cat Bond)	2,918,560
1,250,000(a)	Galilei Re, 6.198% (6 Month USD LIBOR + 466 bps), 1/8/21 (144A) (Cat Bond)	1,267,875
2,500,000(a)	Galilei Re, 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	2,505,750
2,000,000(a)	Galilei Re, 6.988% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	2,019,600
1,500,000(a)	Galilei Re, 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	1,508,100
1,250,000(a)	Galilei Re, 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	1,271,125
250,000(a)	Galileo Re, 9.683% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A) (Cat Bond)	249,750
1,300,000+(d)(e)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	120,731
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
2,650,000(a)	Golden State Re II, 4.115% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	$2,648,675
2,000,000+(d)(e)	Gullane Re 2018, Variable Rate Notes, 12/31/21	1,992,000
2,000,000+(d)(e)	Harambee Re 2018, Variable Rate Notes, 12/31/21	2,021,600
2,500,000(a)	Integrity Re, 5.332% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A) (Cat Bond)	2,492,000
1,000,000(a)	Integrity Re, 5.797% (3 Month USD LIBOR + 375 bps), 6/10/22 (144A) (Cat Bond)	997,700
500,000(a)	Integrity Re, 6.212% (6 Month USD LIBOR + 412 bps), 6/10/20 (144A) (Cat Bond)	497,650
1,400,000(a)	International Bank for Reconstruction & Development, 4.641% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A) (Cat Bond)	1,396,458
1,800,000(a)	International Bank for Reconstruction & Development, 4.641% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A) (Cat Bond)	1,790,964
1,300,000(a)	International Bank for Reconstruction & Development, 5.143% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A) (Cat Bond)	1,293,539
400,000(a)	International Bank for Reconstruction & Development, 7.626% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	399,916
1,000,000(a)	International Bank for Reconstruction & Development, 8.141% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A) (Cat Bond)	995,210
1,250,000(a)	International Bank for Reconstruction & Development, 9.0% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	1,249,975
1,250,000(a)	Kendall Re, 7.452% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A) (Cat Bond)	1,247,250
3,268,362+(d)(e)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	3,456,620
2,350,000(a)	Kilimanjaro Re, 5.665% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	2,362,220
4,000,000(a)	Kilimanjaro Re, 6.809% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A) (Cat Bond)	3,994,400
2,500,000(a)	Kilimanjaro Re, 8.665% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	2,494,750
2,000,000(a)	Kilimanjaro Re, 11.165% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,984,800
3,000,000(a)	Kilimanjaro II Re, 7.921% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A) (Cat Bond)	3,054,300
1,700,000(a)	Kilimanjaro II Re, 9.361% (6 Month USD LIBOR + 714 bps), 4/21/22 (144A) (Cat Bond)	1,719,550
1,500,000+(d)(e)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	1,030,950
500,000(a)	Kizuna Re II, 3.79% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A) (Cat Bond)	500,950
500,000+(d)(e)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	496,450
850,000+(d)(e)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	843,965
2,500,000+(d)(e)	Limestone Re 2018, Variable Rate Notes, 3/1/22	2,500,000
4,000,000(a)	Long Point Re III, 4.665% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A) (Cat Bond)	4,005,200
2,500,000+(d)(e)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	2,328,500
2,198,389+(d)(e)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	2,198,389
2,500,000+(d)(e)	Madison Re 2016, Variable Rate Notes, 3/31/19	69,500
2,000,000+(d)(e)	Madison Re 2017, Variable Rate Notes, 12/31/19	527,800
2,000,000+(d)(e)	Madison Re 2018, Variable Rate Notes, 12/31/21	2,099,400
3,000,000+(d)(e)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	3,198,600
500,000(a)	Merna Re, 3.915% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A) (Cat Bond)	501,700
2,600,000(a)	MetroCat Re, 5.615% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A) (Cat Bond)	2,608,060
2,500,000(a)	Nakama Re, 4.177% (3 Month USD LIBOR + 200 bps), 4/13/23 (144A) (Cat Bond)	2,522,250
2,500,000(a)	Nakama Re, 4.321% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	2,535,750
1,000,000(a)	Northshore Re II, 9.165% (3 Month U.S. Treasury Bill + 725 bps), 7/6/20 (144A) (Cat Bond)	1,011,800
500,000+(d)(e)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	5,750
1,000,000+(d)(e)	Oakmont Re 2018, Variable Rate Notes, 4/15/19	938,600
2,500,000+(d)(e)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	4,500
2,800,000+(d)(e)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	13,720
2,500,000+(d)(e)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	17,825
1,500,000+(d)(e)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	86,400
2,000,000+(d)(e)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	10,920
1,500,000+(d)(e)	Pangaea Re 2017-3, Variable Rate Notes, 5/31/22	87,600
2,000,000+(d)(e)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	2,112,000
4,000,000+(d)(e)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	4,012,000
2,000,000+(a)	Panthera Re, 5.415% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A) (Cat Bond)	2,016,400
3,500,000(a)	PennUnion Re, 6.415% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	3,475,850
4,000,000+(d)(e)	Pinehurst Re 2018-1, Variable Rate Notes, 1/15/19	3,843,200
800,000+(d)(e)	Portrush Re 2017, Variable Rate Notes, 6/15/19	759,600
4,000,000+(d)(e)	Promissum Re 2018, Variable Rate Notes, 6/15/19	3,764,800
1,750,000(a)	Queen Street XI Re, 8.065% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	1,757,175
1,000,000(a)	Residential Reinsurance 2015, 8.695% (3 Month U.S. Treasury Bill + 678 bps), 12/6/19 (144A) (Cat Bond)	1,002,000
2,000,000(a)	Residential Reinsurance 2016, 5.735% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A) (Cat Bond)	2,008,200
2,100,000(a)	Residential Reinsurance 2017, 4.965% (3 Month U.S. Treasury Bill + 305 bps), 6/6/21 (144A) (Cat Bond)	2,093,910
2,900,000(a)	Residential Reinsurance 2017, 7.455% (3 Month U.S. Treasury Bill + 554 bps), 12/6/21 (144A) (Cat Bond)	2,896,230
1,250,000(a)	Residential Reinsurance 2018, 5.165% (3 Month U.S. Treasury Bill + 325 bps), 6/6/22 (144A) (Cat Bond)	1,248,500
1,500,000+(d)(e)	Resilience Re, Variable Rate Notes, 6/4/18	300
1,500,000+(d)(e)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	1,500,000
2,000,000+(d)(e)	Resilience Re, Variable Rate Notes, 1/8/19	1,918,200
2,500,000+(d)(e)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	2,500,000
2,000,000+(d)(e)	Resilience Re, Variable Rate Notes, 4/8/19	1,823,000
2,000,000+(d)(e)	Resilience Re, Variable Rate Notes, 5/1/19	40,000
1,500,000+(d)(e)	Resilience Re, Variable Rate Notes, 6/15/19	1,462,050
2,000,000+(d)(e)	Resilience Re, Variable Rate Notes, 10/15/19	2,061,400
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
2,500,000+(d)(e)	Resilience Re, Variable Rate Notes, 12/31/19	$1,137,500
500,000+(d)(e)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	46,150
500,000+(d)(e)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	529,650
500,000+(d)(e)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	529,650
625,004+(d)(e)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	458,315
250,000+(d)(e)	Sector Re V, Series 8, Class F, Variable Rate Notes, 3/1/23 (144A)	252,375
624,996+(d)(e)	Sector Re V, Series 8, Class G, Variable Rate Notes, 3/1/23 (144A)	630,933
2,500,000+(d)(e)	Shinnecock Re 2017, Variable Rate Notes, 6/15/19	2,500,500
1,000,000+(d)(e)	Silverton Re, Variable Rate Notes, 9/17/18 (144A)	5,200
1,000,000+(d)(e)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	209,000
2,500,000(a)	Skyline Re, 4.42% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A) (Cat Bond)	2,510,000
1,250,000+(d)(e)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	253,000
1,737,984+(d)(e)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	1,909,002
3,000,000(a)	Tailwind Re, 9.165% (3 Month U.S. Treasury Bill + 725 bps), 1/8/22 (144A) (Cat Bond)	3,061,200
750,000+(d)(e)	Thopas Re 2018, Variable Rates Notes, 12/31/21	787,500
250,000(a)	Tramline Re II, 10.165% (3 Month U.S. Treasury Bill + 825 bps), 1/4/19 (144A) (Cat Bond)	247,975
3,500,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	3,503,150
1,800,000(a)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	1,798,200
1,600,000(a)	Ursa Re, 4.0% (3 Month U.S. Treasury Bill + 400 bps), 12/10/20 (144A) (Cat Bond)	1,605,280
2,700,000+(d)(e)	Versutus Re 2016-A, Variable Rate Notes, 11/30/20	20,790
2,600,000+(d)(e)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	64,480
2,000,000+(d)(e)	Versutus Re 2018-A, Variable Rate Notes, 12/31/21	2,038,200
750,000+(d)(e)	Viribus Re 2018, Variable Rate Notes, 12/31/21	786,975
3,800,000(a)	Vitality Re V, 3.665% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	3,790,880
2,000,000(a)	Vitality Re VII, 4.065% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	2,008,600
1,000,000(a)	Vitality Re VII, 4.565% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	1,009,200
1,700,000+(d)(e)	Woburn Re 2018, Variable Rate Notes, 12/31/21	1,755,420
		$219,896,205
	Total Insurance	$286,622,327
	MATERIALS - 0.1%
	Construction Materials - 0.0%†
2,477,000(a)	Martin Marietta Materials, Inc., 2.825% (3 Month USD LIBOR + 50 bps), 12/20/19	$2,481,087
	Diversified Chemicals - 0.1%
3,235,000(a)	EI du Pont de Nemours & Co., 2.888% (3 Month USD LIBOR + 53 bps), 5/1/20	$3,246,057
	Total Materials	$5,727,144
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
	Biotechnology - 0.4%
4,500,000	Amgen, Inc., 1.9%, 5/10/19	$4,470,695
3,265,000(a)	Amgen, Inc., 2.673% (3 Month USD LIBOR + 32 bps), 5/10/19	3,271,963
5,315,000(a)	Amgen, Inc., 2.806% (3 Month USD LIBOR + 45 bps), 5/11/20	5,338,993
3,484,000(a)	Amgen, Inc., 2.929% (3 Month USD LIBOR + 60 bps), 5/22/19	3,500,631
2,906,000	Celgene Corp., 2.25%, 5/15/19	2,891,953
		$19,474,235
	Pharmaceuticals - 0.2%
4,670,000(a)	Bayer US Finance II LLC, 2.965% (3 Month USD LIBOR + 63 bps), 6/25/21 (144A)	$4,676,560
6,940,000	Shire Acquisitions Investments Ireland, DAC, 1.9%, 9/23/19	6,830,950
		$11,507,510
	Total Pharmaceuticals, Biotechnology & Life Sciences	$30,981,745
	RETAILING - 0.1%
	Home Improvement Retail - 0.1%
4,517,000(a)	Home Depot, Inc., 2.468% (3 Month USD LIBOR + 15 bps), 6/5/20	$4,529,036
	Total Retailing	$4,529,036
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Semiconductors - 0.2%
5,870,000	Altera Corp., 2.5%, 11/15/18	$5,870,002
3,335,000(a)	QUALCOMM, Inc., 2.691% (3 Month USD LIBOR + 36 bps), 5/20/19	3,366,429
	Total Semiconductors & Semiconductor Equipment	$9,236,431
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
	Electronic Components - 0.2%
8,765,000	Amphenol Corp., 2.55%, 1/30/19	$8,757,906
	Technology Hardware, Storage & Peripherals - 0.1%
4,110,000	Apple, Inc., 1.7%, 2/22/19	$4,089,641
2,650,000(a)	Apple, Inc., 3.15% (3 Month USD LIBOR + 82 bps), 2/22/19	2,664,418
		$6,754,059
	Total Technology Hardware & Equipment	$15,511,965
	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.2%
2,400,000(a)	AT&T, Inc., 2.997% (3 Month USD LIBOR + 67 bps), 3/11/19	$2,407,587
2,550,000(a)	AT&T, Inc., 3.229% (3 Month USD LIBOR + 91 bps), 11/27/18	2,557,912
2,990,000(a)	Deutsche Telekom International Finance BV, 2.933% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	3,001,264
	Total Telecommunication Services	$7,966,763
Principal
Amount
USD ($)		Value
	TRANSPORTATION - 0.2%
	Railroads - 0.1%
2,855,000	Union Pacific Corp., 5.7%, 8/15/18	$2,864,904
	Trucking - 0.1%
4,725,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.5%, 6/15/19 (144A)	$4,698,865
	Total Transportation	$7,563,769
	UTILITIES - 0.5%
	Electric Utilities - 0.4%
3,232,000	Atlantic City Electric Co., 7.75%, 11/15/18	$3,289,622
4,967,000(a)	Duke Energy Progress LLC, 2.501% (3 Month USD LIBOR + 18 bps), 9/8/20	4,976,117
5,645,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	5,632,608
4,505,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	4,485,810
		$18,384,157
	Multi-Utilities - 0.1%
1,750,000	Dominion Energy, Inc., 1.6%, 8/15/19	$1,722,999
4,080,000	Dominion Energy, Inc., 1.875%, 1/15/19	4,055,655
1,873,000(a)	Sempra Energy, 2.848% (3 Month USD LIBOR + 50 bps), 1/15/21	1,873,942
		$7,652,596
	Total Utilities	$26,036,753
	TOTAL CORPORATE BONDS
	(Cost $1,136,520,608)	$1,133,161,284
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1% of Net Assets
10,961(a)	Fannie Mae, 3.291% (1 Year Constant Maturity Treasury Index + 211 bps), 9/1/32	$11,538
2,215(a)	Fannie Mae, 3.334% (1 Year Constant Maturity Treasury Index + 198 bps), 11/1/23	2,277
12,527(a)	Fannie Mae, 3.441% (2 Month USD LIBOR + 168 bps), 1/1/48	13,193
6,830(a)	Fannie Mae, 3.67% (1 Year Constant Maturity Treasury Index + 217 bps), 2/1/34	6,774
8,019(a)	Fannie Mae, 3.876% (1 Year Constant Maturity Treasury Index + 219 bps), 10/1/32	8,141
3,188(a)	Federal Home Loan Mortgage Corp., 2.996% (5 Year Constant Maturity Treasury Index + 212 bps), 6/1/35	3,160
2,338(a)	Federal Home Loan Mortgage Corp., 3.571% (1 Year Constant Maturity Treasury Index + 230 bps), 10/1/23	2,390
10,994(a)	Federal Home Loan Mortgage Corp., 3.75% (2 Month USD LIBOR + 200 bps), 11/1/33	11,395
4,209(a)	Government National Mortgage Association II, 3.375% (1 Year Constant Maturity Treasury Index + 150 bps), 1/20/22	4,248
12,380,000	U.S. Treasury Notes, 0.75%, 2/15/19	12,267,806
10,885,000	U.S. Treasury Notes, 0.875%, 10/15/18	10,849,954
11,245,000	U.S. Treasury Notes, 1.0%, 3/15/19	11,147,046
16,020,000	U.S. Treasury Notes, 1.125%, 2/28/19	15,901,728
12,445,000	U.S. Treasury Notes, 1.375%, 7/31/18	12,440,565
6,665,000	U.S. Treasury Notes, 1.375%, 2/28/19	6,626,728
33,740,000(a)	U.S. Treasury Notes, 1.942% (3 Month Treasury Yield + 3 bps), 4/30/20	33,733,975
34,095,000(a)	U.S. Treasury Notes, 1.957% (3 Month Treasury Yield + 5 bps), 10/31/19	34,116,207
54,625,000(a)	U.S. Treasury Notes, 1.969% (3 Month Treasury Yield + 6 bps), 7/31/19	54,676,182
37,285,000(a)	U.S. Treasury Notes, 1.979% (3 Month Treasury Yield + 7 bps), 4/30/19	37,316,443
46,790,000(a)	U.S. Treasury Notes, 2.049% (3 Month Treasury Yield + 14 bps), 1/31/19	46,838,971
33,130,000(a)	U.S. Treasury Notes, 2.079% (3 Month Treasury Yield + 17 bps), 10/31/18	33,154,102
33,150,000(a)	U.S. Treasury Notes, 2.083% (3 Month Treasury Yield + 17 bps), 7/31/18	33,155,102
		$342,287,925
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $342,260,477)	$342,287,925
	MUNICIPAL BOND - 0.0%† of Net Assets (f)
	Municipal Student Loan - 0.0%†
342,946(a)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 0.0% (3 Month USD LIBOR + 90 bps), 4/26/27	$344,400
	TOTAL MUNICIPAL BOND
	(Cost $344,328)	$344,400
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.9% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 0.2%
	Auto Parts & Equipment - 0.1%
417,396	Allison Transmission, Inc., New Term Loan, 3.85% (LIBOR + 175 bps), 9/23/22	$419,483
1,787,675	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.35% (LIBOR + 225 bps), 4/6/24	1,783,653
927,949	BBB Industries US Holdings, Inc., First Lien Term B Loan, 6.594% (LIBOR + 450 bps), 11/3/21	930,269
646,473	TI Group Automotive Systems LLC, Initial US Term Loan, 4.594% (LIBOR + 250 bps), 6/30/22	647,685
1,013,925	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.813% (LIBOR + 275 bps), 3/7/24	1,011,390
291,667	Visteon Corp., New Term Loan, 3.876% (LIBOR + 175 bps), 3/25/24	291,241
		$5,083,721
	Automobile Manufacturers - 0.1%
497,500	Belron Finance US LLC, Initial Term B Loan, 4.863% (LIBOR + 250 bps), 11/7/24	$499,521
1,669,364	FCA US LLC (fka Chrysler Group LLC) ,Tranche B Term Loan, 4.1% (LIBOR + 200 bps), 12/31/18	1,673,538
		$2,173,059
	Tires & Rubber - 0.0%†
266,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.05% (LIBOR + 200 bps), 3/3/25	$267,375
	Total Automobiles & Components	$7,524,155
Principal
Amount
USD ($)		Value
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.1%
686,027	Leidos Innovations Corp., Term Loan B, 3.875% (LIBOR + 175 bps), 8/16/23	$689,457
2,018,750	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.854% (LIBOR + 275 bps), 10/4/24	2,013,703
990,633	Transdigm, Inc., New Tranche F Term Loan, 4.594% (LIBOR + 250 bps), 6/9/23	987,847
1,245,048	Transdigm, Inc., New Tranche G Term Loan, 4.594% (LIBOR + 250 bps), 8/22/24	1,239,378
		$4,930,385
	Building Products - 0.1%
943,288	Armstrong World Industries, Inc., Term Loan B, 4.942% (LIBOR + 275 bps), 3/31/23	$945,056
698,250	Beacon Roofing Supply, Inc., Initial Term Loan, 4.28% (LIBOR + 225 bps), 1/2/25	695,741
1,200,000(g)	Hamilton Holdco LLC (Reece International Pty, Ltd.), Term Loan B, 6/2/25	1,203,750
593,090	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.844% (LIBOR + 275 bps), 11/15/23	591,442
		$3,435,989
	Construction Machinery & Heavy Trucks - 0.0%†
167,760	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.334% (LIBOR + 200 bps), 5/18/24	$166,895
298,809	Terex Corp., Incremental US Term Loan, 4.334% (LIBOR + 200 bps), 1/31/24	298,622
		$465,517
	Electrical Components & Equipment - 0.1%
1,175,641	Dell International LLC, Refinancing Term B Loan, 4.1% (LIBOR + 200 bps), 9/7/23	$1,171,810
13,710	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies LLC), First Lien Delayed Term Loan, 3.593% (LIBOR + 300 bps), 2/3/25	13,881
450,484	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.094% (LIBOR + 300 bps), 2/3/25	447,668
469,063	Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.813% (LIBOR + 275 bps), 11/6/23	467,890
1,300,000	Southwire Co., LLC, Initial Term Loan, 4.085% (LIBOR + 200 bps), 5/19/25	1,302,031
655,103	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.094% (LIBOR + 500 bps), 9/29/23	660,347
		$4,063,627
	Industrial Conglomerates - 0.1%
474,570	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.844% (LIBOR + 475 bps), 9/29/23	$474,570
424,547	Milacron LLC, Term B Loan, 4.594% (LIBOR + 250 bps), 9/28/23	425,343
2,146,506	Shape Technologies Group, Inc., Initial Term Loan, 5.153% (LIBOR + 300 bps), 4/20/25	2,141,140
		$3,041,053
	Industrial Machinery - 0.0%†
1,343,250	Circor International, Inc., Initial Term Loan, 5.557% (LIBOR + 350 bps), 12/11/24	$1,343,250
178,450	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.844% (LIBOR + 275 bps), 7/30/24	178,941
249,115	NN, Inc., Tranche B Term Loan, 5.844% (LIBOR + 375 bps), 10/19/22	249,115
		$1,771,306
	Trading Companies & Distributors - 0.0%†
45,080	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.094% (LIBOR + 300 bps), 12/12/19	$45,137
	Total Capital Goods	$17,753,014
	COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
	Commercial Printing - 0.1%
1,990,000	Multi-Color Corp.,Term B Loan, 4.344% (LIBOR + 225 bps), 10/31/24	$1,992,487
	Diversified Support Services - 0.1%
3,341,309(g)	Asurion LLC (fka Asurion Corp.), Term Loan B7, 11/29/24	$3,332,956
1,188,000	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.625% (LIBOR + 250 bps), 3/9/23	1,192,455
136,709	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.847% (LIBOR + 275 bps), 8/14/24	137,307
		$4,662,718
	Environmental & Facilities Services - 0.1%
104,713	AVSC Holding Corp., First Lien Initial Term Loan, 5.241% (LIBOR + 325 bps), 3/3/25	$103,796
1,495,000	Clean Harbors, Inc., Initial Term Loan, 3.844% (LIBOR + 175 bps), 6/30/24	1,495,000
578,177	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.084% (LIBOR + 275 bps), 5/30/25	575,286
895,500	Packers Holdings LLC, Initial Term Loan, 5.275% (LIBOR + 325 bps), 12/4/24	891,582
75,049	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.844% (LIBOR + 275 bps), 9/27/24	75,002
		$3,140,666
	Human Resource & Employment Services - 0.0%†
786,222	On Assignment, Inc., Initial Term B-1 Loan, 4.094% (LIBOR + 200 bps), 6/3/22	$787,205
909,550	On Assignment, Inc., Initial Term B-2 Loan, 4.094% (LIBOR + 200 bps), 4/2/25	908,868
		$1,696,073
	Office Services & Supplies - 0.0%†
557,543	West Corp., Term B Loan, 6.094% (LIBOR + 400 bps), 10/10/24	$556,398
	Security & Alarm Services - 0.0%†
1,470,843	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.805% (LIBOR + 350 bps/PRIME + 250 bps), 5/24/24	$1,480,036
Principal
Amount
USD ($)		Value
	Security & Alarm Services - (continued)
517,154	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.844% (LIBOR + 275 bps), 5/2/22	$515,498
		$1,995,534
	Total Commercial & Professional Services	$14,043,876
	CONSUMER DURABLES & APPAREL - 0.1%
	Apparel, Accessories & Luxury Goods - 0.0%†
995,000	Hanesbrands, Inc., New Term Loan B, 3.844% (LIBOR + 175 bps), 12/16/24	$996,037
	Home Furnishings - 0.0%†
565,040	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.747% (LIBOR + 350 bps), 11/8/23	$482,579
	Housewares & Specialties - 0.1%
407,101	Prestige Brands, Inc., Term B-4 Loan, 4.094% (LIBOR + 200 bps), 1/26/24	$406,253
982,538	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.844% (LIBOR + 275 bps), 2/5/23	982,401
		$1,388,654
	Leisure Products - 0.0%†
744,375	Bass Pro Group LLC, Initial Term Loan, 7.094% (LIBOR + 500 bps), 9/25/24	$747,398
	Total Consumer Durables & Apparel	$3,614,668
	CONSUMER SERVICES - 0.4%
	Casinos & Gaming - 0.1%
3,482,522	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.105% (LIBOR + 175 bps), 10/19/24	$3,465,757
742,500	CityCenter Holdings LLC, Term B Loan, 4.344% (LIBOR + 225 bps), 4/18/24	739,793
218,557	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term B Loan, 4.823% (LIBOR + 275 bps), 10/4/23	218,680
1,627,333	Scientific Games International, Inc., Initial Term B-5 Loan, 4.906% (LIBOR + 275 bps), 8/14/24	1,623,061
		$6,047,291
	Education Services – 0.1%
1,901,599	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.844% (LIBOR + 175 bps), 11/7/23	$1,897,438
	Hotels, Resorts & Cruise Lines - 0.1%
369,375	Four Seasons Holdings, Inc., 2013 First Lien Term Loan, 4.094% (LIBOR + 200 bps), 11/30/23	$368,913
1,111,505	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.841% (LIBOR + 175 bps), 10/25/23	1,112,142
1,990,000	NCL Corp., Ltd. (aka Norwegian Cruise Lines), Term B Loan, 3.844% (LIBOR + 175 bps), 10/10/21	1,994,975
271,860	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.094% (LIBOR + 200 bps), 2/22/24	271,633
1,000,000	Wyndham Hotels & Resorts, Inc., Term B Loan, 3.726% (LIBOR + 175 bps), 5/30/25	1,000,729
		$4,748,392
	Leisure Facilities - 0.1%
1,000,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.594% (LIBOR + 350 bps), 5/30/25	$998,750
882,000	Cedar Fair LP, US Term B Loan, 3.844% (LIBOR + 175 bps), 4/13/24	885,859
1,809,891	Fitness International LLC, Term B Loan, 5.48% (LIBOR + 325 bps), 4/18/25	1,816,905
986,278	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.85% (LIBOR + 175 bps), 6/30/22	990,593
		$4,692,107
	Restaurants - 0.0%†
1,424,752	KFC Holding Co., 2018 Term B Loan, 3.835% (LIBOR + 175 bps), 4/3/25	$1,418,513
	Specialized Consumer Services - 0.0%†
470,065	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.844% (LIBOR + 375 bps), 7/28/22	$463,778
591,030	Creative Artists Agency LLC, Refinancing Term Loan, 5.073% (LIBOR + 300 bps), 2/15/24	591,861
		$1,055,639
	Total Consumer Services	$19,859,380
	DIVERSIFIED FINANCIALS - 0.3%
	Air Freight & Logistics - 0.0%†
191,000	Syncreon Global Finance, Inc., Term Loan, 6.609% (LIBOR + 425 bps), 10/28/20	$181,450
	Asset Management & Custody Banks - 0.0%†
312,559	FinCo I LLC (aka Fortress Investment Group), Initial Term Loan, 0.0% (LIBOR + 250 bps/PRIME + 150 bps), 12/27/22	$313,184
	Diversified Capital Markets - 0.1%
3,264,359	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.088% (LIBOR + 200 bps), 1/15/25	$3,230,247
397,500	Trico Group LLC, First Lien Initial Term Loan, 8.807% (LIBOR + 650 bps), 2/2/24	399,487
		$3,629,734
	Other Diversified Financial Services - 0.1%
1,292,032	Delos Finance S.a r.l., New Term Loan, 4.084% (LIBOR + 175 bps), 10/6/23	$1,293,647
1,785,101	Fly Funding II S.a r.l., Term Loan, 4.37% (LIBOR + 200 bps), 2/9/23	1,783,613
475,113	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 8.084% (LIBOR + 575 bps), 3/20/20	472,737
		$3,549,997
	Specialized Finance - 0.1%
1,442,119	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.344% (LIBOR + 225 bps), 2/16/24	$1,436,026
1,450,000	CTC AcquiCo GmbH, Facility B2, 5.568% (LIBOR + 325 bps), 3/7/25	1,440,938
893,250	FleetCor Technologies Operating Co., LLC,Term B-3 Loan, 4.094% (LIBOR + 200 bps), 8/2/24	893,623
Principal
Amount
USD ($)		Value
	Specialized Finance - (continued)
2,100,000	VICI Properties 1 LLC, Term B Loan, 4.084% (LIBOR + 200 bps), 12/20/24	$2,089,937
657,500(g)	Trans Union LLC, 2018 Incremental Term B-4 Loan, 6/19/25	656,130
		$6,516,654
	Total Diversified Financials	$14,191,019
	ENERGY - 0.1%
	Oil & Gas Equipment & Services - 0.1%
465,000	Apergy Corp., Initial Term Loan, 4.563% (LIBOR + 250 bps), 5/9/25	$464,419
1,246,875	McDermott International, Inc., Term Loan, 7.094% (LIBOR + 500 bps), 5/12/25	1,254,980
		$1,719,399
	Oil & Gas Storage & Transportation - 0.0%†
854,205	Energy Transfer Equity LP, Refinanced Term Loan, 4.091% (LIBOR + 200 bps), 2/2/24	$847,932
866,721	Gulf Finance LLC, Tranche B Term Loan, 7.59% (LIBOR + 525 bps), 8/25/23	751,880
		$1,599,812
	Total Energy	$3,319,211
	FOOD & STAPLES RETAILING - 0.0%†
	Food Retail - 0.0%†
491,297	Albertson's LLC, 2017-1 Term B-5 Loan, 5.337% (LIBOR + 300 bps), 12/21/22	$486,883
1,036,605	Albertson's LLC, 2017-1 Term B-6 Loan, 5.319% (LIBOR + 300 bps), 6/22/23	1,027,427
	Total Food & Staples Retailing	$1,514,310
	FOOD, BEVERAGE & TOBACCO - 0.2%
	Agricultural Products - 0.0%†
1,317,996	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.138% (LIBOR + 200 bps/PRIME + 100 bps), 12/18/24	$1,326,392
	Packaged Foods & Meats - 0.2%
410,348	B&G Foods, Inc., Tranche B-3 Term Loan, 4.094% (LIBOR + 200 bps), 11/2/22	$410,775
3,866,212	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.835% (LIBOR + 250 bps), 10/30/22	3,849,700
1,182,853	Pinnacle Foods Finance LLC, Initial B Term Loan, 3.751% (LIBOR + 175 bps), 2/2/24	1,184,533
2,475,000	Post Holdings, Inc., Series A, Incremental Term Loan, 4.1% (LIBOR + 200 bps), 5/24/24	2,463,813
		$7,908,821
	Soft Drinks - 0.0%†
500,000	Sunshine Investments BV, Facility B3, 5.593% (LIBOR + 325 bps), 3/28/25	$502,494
	Total Food, Beverage & Tobacco	$9,737,707
	HEALTH CARE EQUIPMENT & SERVICES - 0.4%
	Health Care Equipment - 0.0%†
615,625	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 4.584% (LIBOR + 225 bps), 10/25/23	$621,396
	Health Care Facilities - 0.1%
484,338	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.594% (LIBOR + 250 bps), 2/16/23	$486,306
296,970	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.546% (LIBOR + 350 bps), 5/10/23	297,294
14,633	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 5.307% (LIBOR + 300 bps), 12/31/19	14,597
27,104	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.557% (LIBOR + 325 bps), 1/27/21	26,497
498,750	HCA, Inc., Tranche B-10 Term Loan, 4.094% (LIBOR + 200 bps), 3/13/25	500,870
1,613,185	HCA, Inc., Tranche B-11 Term Loan, 3.844% (LIBOR + 175 bps), 3/17/23	1,616,587
1,069,463	Kindred Healthcare, Inc., New Term Loan, 5.875% (LIBOR + 350 bps), 4/9/21	1,070,119
1,000,000(g)	Kindred Healthcare LLC, Term Loan, 6/23/25	992,500
1,478,915	Select Medical Corp., Tranche B Term Loan, 4.801% (LIBOR + 275 bps/PRIME + 175 bps), 3/1/21	1,477,066
148,407	Vizient, Inc., Term B-4 Loan, 4.844% (LIBOR + 275 bps), 2/13/23	148,747
		$6,630,583
	Health Care Services - 0.1%
457,191	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 4.844% (LIBOR + 275 bps), 6/24/21	$458,945
985,223	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 5.1% (LIBOR + 300 bps), 12/1/23	985,986
32,710(g)	Gentiva Health Services, Inc., Term Loan, 6/23/25	32,792
500,000(g)	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 6/28/24	500,625
483,586	National Mentor Holdings, Inc., Tranche B Term Loan, 5.334% (LIBOR + 300 bps), 1/31/21	484,896
		$2,463,244
	Health Care Supplies - 0.1%
1,133,550	Kinetic Concepts, Inc., Dollar Term Loan, 5.584% (LIBOR + 325 bps), 2/2/24	$1,137,092
1,468,919	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.334% (LIBOR + 300 bps), 5/15/22	1,476,569
		$2,613,661
	Health Care Technology - 0.1%
1,372,732	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.844% (LIBOR + 275 bps), 3/1/24	$1,369,900
1,985,000	Quintiles IMS, Inc., Incremental Term B-2 Dollar Loan, 4.334% (LIBOR + 200 bps), 1/17/25	1,981,526
1,500,000(g)	Sound Inpatient Physicians Holdings LLC, Term Loan, 6/19/25	1,503,750
		$4,855,176
	Managed Health Care - 0.0%†
1,734,403	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.5% (LIBOR + 550 bps), 2/22/24	$1,738,739
	Total Health Care Equipment & Services	$18,922,799
Principal
Amount
USD ($)		Value
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
992,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.594% (LIBOR + 350 bps), 9/26/24	$933,364
1,866,000(g)	Energizer Holdings, Inc., Term Loan B, 6/20/25	1,868,332
1,528,933	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 4.16% (LIBOR + 200 bps), 6/23/22	1,526,385
		$4,328,081
	Personal Products - 0.0%†
297,754	Albea Beauty Holdings SA, Facility B2, 5.445% (LIBOR + 300 bps), 4/22/24	$297,195
1,750,000	Coty, Inc., USD Term Loan B, 4.28% (LIBOR + 225 bps), 4/7/25	1,712,813
		$2,010,008
	Total Household & Personal Products	$6,338,089
	INSURANCE - 0.1%
	Insurance Brokers - 0.0%†
123,742	NFP Corp., Term B Loan, 5.094% (LIBOR + 300 bps), 1/8/24	$123,072
	Life & Health Insurance - 0.0%†
731,464	Integro Parent, Inc., First Lien Initial Term Loan, 8.064% (LIBOR + 575 bps), 10/31/22	$729,635
	Property & Casualty Insurance - 0.1%
310,946	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 6.609% (LIBOR + 425 bps), 11/22/23	$311,801
70,495	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.046% (LIBOR + 300 bps), 5/9/25	70,139
569,163	Confie Seguros Holding II Co., Term B Loan, 7.557% (LIBOR + 525 bps), 4/19/22	565,605
347,375	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.334% (LIBOR + 300 bps), 5/16/24	345,768
		$1,293,313
	Total Insurance	$2,146,020
	MATERIALS - 0.2%
	Construction Materials - 0.0%†
298,500	HD Supply Waterworks, Ltd., Initial Term Loan, 5.253% (LIBOR + 300 bps), 8/1/24	$299,744
346,507	Unifrax I LLC, Initial Dollar Term Loan, 5.834% (LIBOR + 350 bps), 4/4/24	347,589
		$647,333
	Diversified Chemicals - 0.1%
313,442	Chemours Co., Tranche B-2 US Dollar Term Loan, 3.85% (LIBOR + 175 bps), 4/3/25	$310,699
916,716	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	919,581
383,538	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.094% (LIBOR + 300 bps), 9/23/24	384,057
885,087	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.094% (LIBOR + 300 bps), 9/23/24	886,286
170,614	WR Grace & Co-Conn, Term B-1 Loan, 4.084% (LIBOR + 175 bps), 4/3/25	170,578
292,481	WR Grace & Co-Conn, Term B-2 Loan, 4.084% (LIBOR + 175 bps), 4/3/25	292,420
		$2,963,621
	Diversified Metals & Mining - 0.0%†
491,250	Global Brass and Copper, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 5/29/25	$492,478
243,750	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.844% (LIBOR + 375 bps), 1/4/23	246,492
		$738,970
	Metal & Glass Containers - 0.0%†
850,000	Crown Holdings, Inc., Dollar Term B Loan, 4.312% (LIBOR + 200 bps), 4/3/25	$852,184
997,500(g)	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 9/11/23	999,994
		$1,852,178
	Specialty Chemicals - 0.1%
1,026,365	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/1/24	$1,022,866
691,456	Polyone Corp., Term B-4 Loan, 3.796% (LIBOR + 175 bps), 11/11/22	691,780
800,971	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.594% (LIBOR + 250 bps), 2/8/25	800,387
		$2,515,033
	Steel - 0.0%†
1,019,875	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.09% (LIBOR + 275 bps), 12/22/23	$1,019,748
490,038	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	490,267
		$1,510,015
	Total Materials	$10,227,150
	MEDIA - 0.7%
	Advertising - 0.1%
1,670,813	Lamar Media Corp., Term B Loan, 3.875% (LIBOR + 175 bps), 3/14/25	$1,670,812
1,594,274	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.102% (LIBOR + 200 bps), 3/18/24	1,597,064
1,488,750	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 6.094% (LIBOR + 400 bps), 11/8/24	1,498,454
		$4,766,330
	Broadcasting - 0.3%
233,731	CBS Radio, Inc., Additional Term B-1 Loan, 4.838% (LIBOR + 275 bps), 11/18/24	$232,611
649,687	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.323% (LIBOR + 225 bps), 7/17/25	645,783
1,500,000	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.573% (LIBOR + 250 bps), 1/25/26	1,497,562
Principal
Amount
USD ($)		Value
	Broadcasting - (continued)
645,125	E.W. Scripps Co., Tranche B Term Loan, 4.094% (LIBOR + 200 bps), 10/2/24	$644,722
1,154,907	Gray Television, Inc., Term B-2 Loan, 4.251% (LIBOR + 225 bps), 2/7/24	1,152,742
492,525	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.046% (LIBOR + 200 bps), 10/4/23	492,771
479,849	Quebecor Media, Inc., Facility B-1 Tranche, 4.593% (LIBOR + 225 bps), 8/17/20	480,749
1,985,000	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 4.344% (LIBOR + 225 bps), 8/23/24	1,986,862
3,000,000(g)	Sinclair Television Group, Inc., Term Loan B, 12/12/24	2,999,235
2,258,438	Sinclair Television Group, Inc., Tranche B Term Loan, 4.35% (LIBOR + 225 bps), 1/3/24	2,258,156
87,222	Tribune Media Co., Term B Loan, 5.094% (LIBOR + 300 bps), 12/27/20	87,148
1,087,108	Tribune Media Co., Term C Loan, 5.094% (LIBOR + 300 bps), 1/26/24	1,086,193
638,828	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.844% (LIBOR + 275 bps), 3/15/24	618,522
		$14,183,056
	Cable & Satellite - 0.2%
2,242,420	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.1% (LIBOR + 200 bps), 4/30/25	$2,242,928
244,928	MCC Iowa LLC, Tranche M Term Loan, 3.99% (LIBOR + 200 bps), 1/15/25	245,846
1,347,911	Mediacom Illinois LLC (fka Mediacom Communications LLC), Tranche N Term Loan, 3.74% (LIBOR + 175 bps), 2/15/24	1,346,226
1,000,000	Unitymedia Hessen GmbH & Co. KG, Facility B, 4.323% (LIBOR + 225 bps), 9/30/25	995,208
797,000	UPC Financing Partnership, Facility AR, 4.573% (LIBOR + 250 bps), 1/15/26	789,329
2,450,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.573% (LIBOR + 250 bps), 4/15/25	2,426,909
		$8,046,446
	Movies & Entertainment - 0.1%
493,750	AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 4.323% (LIBOR + 225 bps), 12/15/23	$493,056
1,410,346	AMC Entertainment Holdings, Inc., Initial Term Loan, 4.323% (LIBOR + 225 bps), 12/15/22	1,410,221
254,717	Kasima LLC, Term Loan, 4.771% (LIBOR + 250 bps), 5/17/21	256,309
1,242,942	Live Nation Entertainment, Inc., Term B-3 Loan, 3.875% (LIBOR + 175 bps), 10/31/23	1,241,388
395,018	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.844% (LIBOR + 275 bps), 2/2/25	393,701
984,988	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.6% (LIBOR + 250 bps), 7/2/21	988,066
571,500	Seminole Hard Rock Entertainment, Inc., Term Loan, 5.058% (LIBOR + 275 bps), 5/14/20	574,357
		$5,357,098
	Publishing - 0.0%†
443,721	DH Publishing LP, Term B-6 Loan, 4.335% (LIBOR + 225 bps), 8/20/23	$444,345
1,110,869	Quincy Newspapers, Inc., Term Loan B, 5.123% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,114,107
		$1,558,452
	Total Media	$33,911,382
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
	Biotechnology - 0.0%†
1,088,329	Alkermes, Inc., 2023 Term Loan, 4.26% (LIBOR + 225 bps), 3/27/23	$1,090,370
	Life Sciences Tools & Services - 0.0%†
915,625	Syneos Health, Inc. (fka INC Research Holdings, Inc.), Replacement Term B Loan, 4.094% (LIBOR + 200 bps), 8/1/24	$913,090
	Pharmaceuticals - 0.2%
1,064,250	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.375% (LIBOR + 425 bps), 4/29/24	$1,059,261
518,437	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.238% (LIBOR + 225 bps), 1/31/25	519,032
701,234	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 5.375% (LIBOR + 325 bps), 3/29/24	719,642
885,125	Jaguar Holding Co. I LLC (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.594% (LIBOR + 250 bps), 8/18/22	880,883
773,627	Mallinckrodt International Finance SA, 2017 Term B Loan, 5.203% (LIBOR + 275 bps), 9/24/24	759,122
2,234,703	RPI Finance Trust, Initial Term Loan B-6, 4.334% (LIBOR + 200 bps), 3/27/23	2,236,298
1,177,312	Valeant Pharmaceuticals International, Inc., Initial Term Loan, 4.983% (LIBOR + 300 bps), 6/2/25	1,174,963
		$7,349,201
	Total Pharmaceuticals, Biotechnology & Life Sciences	$9,352,661
	REAL ESTATE - 0.1%
	Hotel & Resort REIT - 0.0%†
1,109,463	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.094% (LIBOR + 200 bps), 3/21/25	$1,109,693
	Real Estate Development - 0.0%†
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.855% (LIBOR + 250 bps), 10/19/20	$1,001,250
	Specialized REIT - 0.1%
881,837	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.094% (LIBOR + 300 bps), 10/24/22	$844,464
1,720,688	Iron Mountain, Inc., Incremental Term Loan B, 3.844% (LIBOR + 175 bps), 1/2/26	1,686,274
		$2,530,738
	Total Real Estate	$4,641,681
	RETAILING - 0.2%
	Automotive Retail - 0.1%
2,036,544	Avis Budget Car Rental LLC, Tranche B Term Loan, 4.34% (LIBOR + 200 bps), 2/13/25	$2,040,363
Principal
Amount
USD ($)		Value
	Automotive Retail - (continued)
197,177	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.334% (LIBOR + 200 bps), 11/2/23	$197,423
1,046,138	CWGS Group LLC, Term Loan, 4.775% (LIBOR + 275 bps), 11/8/23	1,037,475
		$3,275,261
	Internet & Direct Marketing Retail - 0.0%†
1,000,000	Shutterfly, Inc., Incremental Term Loan, 4.85% (LIBOR + 275 bps), 8/17/24	$1,003,000
2,244,375	Shutterfly, Inc., Initial Term B Loan, 4.59% (LIBOR + 250 bps), 8/19/24	2,245,778
		$3,248,778
	Specialty Stores - 0.1%
948,925	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.584% (LIBOR + 250 bps), 1/30/23	$942,758
3,482,500	Staples, Inc., Closing Date Term Loan, 6.358% (LIBOR + 400 bps), 9/12/24	3,437,760
		$4,380,518
	Total Retailing	$10,904,557
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.1%
939,139	Micron Technology, Inc., Term Loan, 3.85% (LIBOR + 175 bps), 4/26/22	$943,248
1,947,472	Sensata Technologies BV, Sixth Amendment Term Loan, 3.797% (LIBOR + 175 bps), 10/14/21	1,952,746
		$2,895,994
	Semiconductors - 0.0%†
666,013	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.344% (LIBOR + 225 bps), 5/17/24	$657,965
411,939	On Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.844% (LIBOR + 175 bps), 3/31/23	412,225
		$1,070,190
	Total Semiconductors & Semiconductor Equipment	$3,966,184
	SOFTWARE & SERVICES - 0.2%
	Application Software - 0.0%†
304,898	Verint Systems, Inc., Refinancing Term Loan, 3.983% (LIBOR + 200 bps), 6/28/24	$305,470
	Data Processing & Outsourced Services - 0.0%†
1,152,102	First Data Corp., 2022D New Dollar Term Loan, 4.091% (LIBOR + 200 bps), 7/8/22	$1,146,629
490,000	WEX, Inc., Term B-2 Loan, 4.344% (LIBOR + 225 bps), 6/30/23	490,750
		$1,637,379
	Distributors - 0.0%†
258,407	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.594% (LIBOR + 250 bps), 4/16/25	$258,956
	Internet Software & Services - 0.1%
2,272,050	Rackspace Hosting, Inc., First Lien Term B Loan, 5.363% (LIBOR + 300 bps), 11/3/23	$2,247,909
915,039	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-3 Loan, 3.787% (LIBOR + 175 bps), 10/14/23	914,325
2,493,750	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-4 Loan, 3.787% (LIBOR + 175 bps), 8/9/24	2,491,216
		$5,653,450
	IT Consulting & Other Services - 0.1%
1,618,334	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.85% (LIBOR + 175 bps), 8/17/23	$1,618,884
694,737	Tempo Acquisition LLC, Initial Term Loan, 5.094% (LIBOR + 300 bps), 5/1/24	693,217
		$2,312,101
	Systems Software - 0.0%†
201,295	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.594% (LIBOR + 250 bps), 11/19/21	$200,263
	Total Software & Services	$10,367,619
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	Communications Equipment - 0.1%
995,000	Avaya, Inc., Tranche B Term Loan, 6.323% (LIBOR + 425 bps), 12/15/24	$998,835
1,201,521	Ciena Corp., Refinancing Term Loan, 4.584% (LIBOR + 250 bps), 1/28/22	1,207,528
1,418,000	Commscope, Inc., Tranche 5 Term Loan, 4.094% (LIBOR + 200 bps), 12/29/22	1,425,090
1,000,000(g)	Plantronics, Inc., Term Loan B, 6/2/25	999,062
		$4,630,515
	Electronic Equipment & Instruments - 0.0%†
390,274	Zebra Technologies Corp., Tranche B Term Loan, 4.057% (LIBOR + 175 bps), 10/27/21	$390,722
	Electronic Manufacturing Services - 0.0%†
647,500	TTM Technologies, Inc., Term Loan B, 4.483% (LIBOR + 250 bps), 9/28/24	$646,691
	Technology Distributors - 0.0%†
683,050	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.594% (LIBOR + 250 bps), 4/16/25	$684,501
	Technology Hardware, Storage & Peripherals - 0.0%†
500,000(g)	Western Digital Corp., US Term B-4 Loan, 4/29/23	$500,573
	Total Technology Hardware & Equipment	$6,853,002
	TELECOMMUNICATION SERVICES - 0.3%
	Integrated Telecommunication Services - 0.2%
2,985,000	CenturyLink, Inc., Initial Term B Loan, 4.844% (LIBOR + 275 bps), 1/31/25	$2,928,497
Principal
Amount
USD ($)		Value
	Integrated Telecommunication Services - (continued)
638,146	General Communications, Inc. Holdings, Inc., New Term B Loan, 4.344% (LIBOR + 225 bps), 2/2/22	$638,146
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.334% (LIBOR + 225 bps), 2/22/24	998,906
1,990,000	SFR Group SA, USD Term Loan B-12, 5.348% (LIBOR + 300 bps), 1/31/26	1,961,394
1,200,000(g)	TDC AS, Term Loan, 6/11/25	1,198,874
684,013	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 5.34% (LIBOR + 325 bps), 2/17/24	611,336
		$8,337,153
	Wireless Telecommunication Services - 0.1%
995,000	Altice Financing SA, October 2017 USD Term Loan, 5.098% (LIBOR + 275 bps), 1/31/26	$982,562
1,084,214	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 4.344% (LIBOR + 225 bps), 7/28/25	1,083,311
1,053,738	SBA Senior Finance II LLC, Initial Term Loan, 4.1% (LIBOR + 200 bps), 4/11/25	1,050,256
1,975,000	Sprint Communications, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 2/2/24	1,966,978
1,484,673	Virgin Media Bristol LLC, Facility K, 4.573% (LIBOR + 250 bps), 1/15/26	1,475,857
		$6,558,964
	Total Telecommunication Services	$14,896,117
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
2,449,004	American Airlines, Inc. 2018 Replacement Term Loan, 3.853% (LIBOR + 175 bps), 6/27/25	$2,410,930
485,000	American Airlines, Inc., 2017 Replacement Term Loan, 4.046% (LIBOR + 200 bps), 10/10/21	480,756
237,617	United Airlines, Inc., Refinanced Term Loan, 3.844% (LIBOR + 175 bps), 4/1/24	239,696
	Total Transportation	$3,131,382
	UTILITIES - 0.1%
	Electric Utilities - 0.1%
1,645,878	APLP Holdings, Ltd., Partnership, Term Loan, 5.094% (LIBOR + 300 bps), 4/13/23	$1,649,169
771,125	Calpine Construction Finance Co., LP, Term B Loan, 4.594% (LIBOR + 250 bps), 1/15/25	769,037
492,500	Dayton Power & Light Co., Term Loan, 4.1% (LIBOR + 200 bps), 8/24/22	494,655
598,500	St. Joseph Energy Center LLC, Term B Advance, 5.49% (LIBOR + 350 bps), 4/10/25	601,118
		$3,513,979
	Independent Power Producers & Energy Traders - 0.0%†
210,541	Calpine Corp., Term Loan, 4.84% (LIBOR + 250 bps), 1/15/24	$210,435
1,618,704	NRG Energy, Inc., Term Loan, 4.084% (LIBOR + 175 bps), 6/30/23	1,611,522
746,534	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.584% (LIBOR + 425 bps), 6/27/22	746,067
497,500	TerraForm Power Operating LLC, Specified Refinancing Term Loan, 4.094% (LIBOR + 200 bps), 11/8/22	497,189
		$3,065,213
	Total Utilities	$6,579,192
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $233,762,908)	$233,795,175
	TEMPORARY CASH INVESTMENTS – 7.0% of Net Assets
	CERTIFICATES OF DEPOSIT - 1.1%
1,800,000(a)	Bank of Nova Scotia, 2.639% (3 Month USD LIBOR + 30 bps), 4/12/19	$1,802,477
3,500,000(a)	Bank of Nova Scotia, 2.735% (3 Month USD LIBOR + 38 bps), 7/18/18	3,501,316
650,000	Bank of Tokyo-Mitsubishi UFJ Trust Co., 1.72%, 10/12/18	648,883
4,415,000(a)	Canadian Imperial Bank of Commerce, 2.558% (3 Month USD LIBOR + 20 bps), 5/1/19	4,415,397
4,050,000(a)	DNB Bank ASA, 2.173% (1 Month USD LIBOR + 16 bps), 8/6/18	4,050,753
23,105,000	KBC Bank NV, 2.13%, 7/9/18	23,106,199
4,420,000	Mizuho Bank, Ltd., 2.34%, 7/5/18	4,420,264
3,415,000(a)	Mizuho Bank, Ltd., 2.835% (3 Month USD LIBOR + 50 bps), 9/24/18	3,416,239
1,500,000(a)	Nordea Bank AB, 2.711% (3 Month USD LIBOR + 38 bps), 2/21/19	1,502,919
1,135,000(a)	Swedbank AB, 2.65% (3 Month USD LIBOR + 32 bps), 8/24/20	1,133,108
4,000,000	Toronto-Dominion Bank, 1.75%, 10/26/18	3,992,324
		$51,989,879
	COMMERCIAL PAPERS - 3.7%
4,170,000	American Electric Power Co., Inc., 2.305%, 7/5/18	$4,168,439
9,605,000	Amphenol Corp., 2.2%, 7/2/18	9,603,215
4,680,000	AT&T, Inc., 2.265%, 7/10/18	4,676,747
7,160,000	AutoZone, Inc., 2.354%, 7/23/18	7,148,897
5,330,000	Bell Canada, Inc., 2.23%, 7/6/18	5,327,741
4,390,000	BPCE SA, 2.281%, 7/5/18	4,388,607
5,075,000	Constellation Brands, Inc., 2.385%, 7/13/18	5,070,070
4,625,000	Constellation Brands, Inc., 2.455%, 7/26/18	4,616,162
4,625,000	Dominion Energy, Inc., 2.364%, 7/11/18	4,621,493
4,720,000	Duke Energy Corp., 2.254%, 7/17/18	4,714,567
4,630,000	Enable Midstream Partners LP, 2.631%, 7/30/18	4,619,785
5,865,000	Energy Transfer LP, 2.803%, 7/5/18	5,859,303
18,825,000	Federation des Caisses Desjardins du Quebec, 1.89%, 7/3/18	18,821,001
11,115,000	Mohawk Industries, Inc., 2.294%, 7/6/18	11,110,137
3,426,000	National Grid USA, 2.362%, 7/9/18	3,423,844
2,250,000	National Grid USA, 2.439%, 8/10/18	2,243,716
4,575,000	National Grid USA, 2.458%, 8/6/18	4,563,511
4,775,000	PPL Capital Funding, Inc., 2.351%, 7/2/18	4,774,113
4,725,000	PPL Capital Funding, Inc., 2.353%, 7/16/18	4,719,872
Principal
Amount
USD ($)		Value
	COMMERCIAL PAPERS - (continued)
11,535,000	Prudential Financial, Inc., 1.9%, 7/2/18	$11,533,174
4,630,000	Rockwell Collins, Inc., 2.254%, 7/9/18	4,627,087
3,235,000	Schlumberger Holdings Corp., 2.253%, 7/9/18	3,233,035
2,350,000	Schlumberger Holdings Corp., 2.36%, 8/7/18	2,344,178
19,105,000	Societe Generale SA, 1.79%, 7/2/18	19,101,987
2,015,000	Societe Generale SA, 2.107%, 7/3/18	2,014,576
4,360,000	Time Warner, Inc., 2.575%, 7/17/18	4,354,982
4,680,000	TransCanada PipeLines, Ltd., 2.295%, 7/10/18	4,676,754
6,375,000	UDR, Inc., 2.404%, 7/13/18	6,369,309
4,415,000	UDR, Inc., 2.409%, 7/2/18	4,414,180
		$177,140,482
	REPURCHASE AGREEMENTS - 2.2%
10,790,000	$10,790,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 2.11%, dated 6/29/18 plus accrued interest on 07/02/18 collateralized by the following:
	$10,942,865 Federal National Mortgage Association (ARM), 2.6%, 8/1/46
	$62,935 Government National Mortgage Association, 3.8%, 06/15/53.	$10,790,000
19,570,000	$19,570,000 RBC Capital Markets LLC, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by the following:
	$10,681,099 Freddie Mac Giant, 2.5% - 3.5%, 1/1/33 - 11/01/43
	$9,280,302 Federal National Mortgage Association, 2.5% - 4.5%, 12/1/20 - 5/1/48.	19,570,000
56,455,000	$56,455,000 ScotiaBank, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by the following:
	$11,809,008 Freddie Mac Giant, 3.5% - 4.0%, 11/1/47 - 12/1/47
	$6,612,104 Federal National Mortgage Association, 3.5% - 4.0%, 8/1/42 - 12/1/47
	$39,173,065 Government National Mortgage Association, 3.5% - 4.0%, 7/20/45 - 1/20/47.	56,455,000
10,305,000	$10,305,000 TD Securities USA LLC, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by $10,511,100 Freddie Mac Giant, 3.5%, 7/1/46.	10,305,000
7,375,000	$7,375,000 TD Securities USA LLC, 2.12%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by $7,522,501 Freddie Mac Giant, 3.5%, 7/1/46.	7,375,000
		$104,495,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $333,666,371)	$333,625,361
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $4,765,672,465)	$4,761,536,653
	OTHER ASSETS AND LIABILITIES - 0.7%	$34,767,467
	NET ASSETS - 100.0%	$4,796,304,120

BPS	Basis Point.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate trading of registered interest and principal of securities.
T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2018, the value of these securities amounted to $2,228,209,212, or 46.5% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At June 30, 2018, the value of these securities amounted to $130,284,687, or 2.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2018.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2018.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and/or spread shown at June 30, 2018.
(d)	Structured reinsurance investment. At June 30, 2018, the value of these securities amounted to $89,611,518, or 1.9% of net assets.
(e)	Rate to be determined.
(f)	Consists of Revenue Bonds unless otherwise indicated.
(g)	This term loan will settle after June 30, 2018, at which time the interest rate will be determined.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$1,712,138,498	$–	$1,712,138,498
Collateralized Mortgage Obligations	–	1,006,184,010	–	1,006,184,010
Corporate Bonds
Insurance
Reinsurance	–	128,268,287	91,627,918	219,896,205
All Other Corporate Bonds	–	913,265,079	–	913,265,079
U.S. Government and Agency Obligations	–	342,287,925	–	342,287,925
Municipal Bond	–	344,400	–	344,400
Senior Secured Floating Rate Loan Interests	–	233,795,175	–	233,795,175
Certificates of Deposit	–	51,989,879	–	51,989,879
Commercial Papers	–	177,140,482	–	177,140,482
Repurchase Agreements	–	104,495,000	–	104,495,000
Total Investments in Securities	$–	$4,669,908,735	$91,627,918	$4,761,536,653

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 3/31/18	$ 75,884,496
Realized gain (loss)	(300,000)
Change in unrealized appreciation (depreciation)	1,046,610
Accrued discounts/premiums	79,752
Purchases	27,520,840
Sales	(12,603,780)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 6/30/18	$ 91,627,918

*	Transfers are calculated on the beginning of period value. For the three months ended June 30, 2018, there were no transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2018: $1,254,931.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date August 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date August 28, 2018

* Print the name and title of each signing officer under his or her signature.